UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan® U.S. Bond Index Fund

May 31, 2013

1.816026.108

UBI-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,477
Diversified Consumer Services - 0.0%
University Southern California 5.25% 10/1/11	2,000	2,400
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,725
6.3% 3/1/38	7,045	9,390
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,135
5.3% 9/15/19	2,000	2,302
		16,552
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,406
Comcast Corp.:
3.125% 7/15/22	3,000	3,058
4.65% 7/15/42	4,000	4,099
4.95% 6/15/16	1,862	2,077
5.7% 5/15/18	2,940	3,502
5.7% 7/1/19	8,500	10,285
6.4% 3/1/40	1,000	1,274
6.55% 7/1/39	3,000	3,868
6.95% 8/15/37	6,700	8,903
COX Communications, Inc. 4.625% 6/1/13	4,425	4,425
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,663
4.75% 10/1/14	4,500	4,726
5.875% 10/1/19	2,905	3,421
6.35% 3/15/40	1,000	1,113
6.375% 3/1/41	2,100	2,348
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,316
5.05% 6/1/20	3,200	3,652
NBCUniversal Media LLC:
3.65% 4/30/15	2,248	2,375
6.4% 4/30/40	3,000	3,792
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,306
News America, Inc.:
5.3% 12/15/14	868	928
5.65% 8/15/20	1,000	1,175
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.: - continued
6.15% 3/1/37	$ 3,955	$ 4,566
6.9% 3/1/19	2,110	2,618
6.9% 8/15/39	2,000	2,498
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,535
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	9,837
5.85% 5/1/17	5,801	6,684
6.2% 7/1/13	2,302	2,311
6.75% 7/1/18	1,162	1,409
7.3% 7/1/38	4,000	4,962
8.75% 2/14/19	2,368	3,109
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,236
4% 1/15/22	1,000	1,059
5.875% 11/15/16	2,131	2,458
6.5% 11/15/36	5,724	6,798
Viacom, Inc.:
4.375% 9/15/14	2,000	2,091
4.375% 3/15/43 (d)	2,635	2,386
5.625% 9/15/19	1,000	1,179
6.125% 10/5/17	5,420	6,388
Walt Disney Co.:
1.125% 2/15/17	2,760	2,746
2.55% 2/15/22	2,810	2,779
5.5% 3/15/19	2,000	2,380
		158,741
Multiline Retail - 0.1%
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,549
4.3% 2/15/43	4,750	4,315
Target Corp.:
3.875% 7/15/20	3,000	3,306
4% 7/1/42	7,000	6,668
5.875% 7/15/16	2,100	2,418
7% 1/15/38	1,038	1,422
		22,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
AutoZone, Inc.:
3.125% 7/15/23	$ 3,825	$ 3,690
3.7% 4/15/22	5,500	5,585
Home Depot, Inc.:
4.2% 4/1/43	1,575	1,542
5.4% 3/1/16	6,400	7,192
5.875% 12/16/36	4,700	5,751
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,443
4.625% 4/15/20	2,000	2,272
4.65% 4/15/42	6,500	6,701
5.8% 4/15/40	2,000	2,372
Turlock Corp.:
1.5% 11/2/17 (d)	4,775	4,727
2.75% 11/2/22 (d)	5,725	5,567
4% 11/2/32 (d)	1,900	1,860
4.15% 11/2/42 (d)	1,900	1,805
		59,507
TOTAL CONSUMER DISCRETIONARY		264,355
CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,319
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,683
2.625% 1/17/23	2,825	2,730
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,993
2.5% 7/15/22	8,625	8,309
4.125% 1/15/15	5,700	6,011
5.375% 1/15/20	1,500	1,777
8.2% 1/15/39	2,800	4,350
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,708
5.75% 10/23/17	5,185	6,081
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,760
Fortune Brands, Inc. 5.875% 1/15/36	10,000	11,477
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,722
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.: - continued
3.6% 8/13/42	$ 3,000	$ 2,672
4.875% 11/1/40	2,300	2,463
7.9% 11/1/18	6,000	7,852
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,857
3.15% 11/15/20	3,700	3,929
		94,693
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	7,082
6.125% 9/15/39	1,000	1,235
Kroger Co. 3.9% 10/1/15	9,000	9,584
Safeway, Inc. 5% 8/15/19	1,000	1,103
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,814
2.8% 4/15/16	6,700	7,080
3.2% 5/15/14	10,000	10,271
5.625% 4/1/40	2,000	2,413
5.625% 4/15/41	4,600	5,561
6.5% 8/15/37	8,275	10,910
Walgreen Co.:
1.8% 9/15/17	1,900	1,912
3.1% 9/15/22	2,850	2,818
		67,783
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,473
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,708
3.2% 1/25/23	5,675	5,600
5.875% 4/15/14	4,000	4,172
General Mills, Inc. 5.65% 2/15/19	13,501	16,022
Kellogg Co.:
3.125% 5/17/22	1,875	1,895
3.25% 5/21/18	2,800	2,989
4.45% 5/30/16	2,000	2,189
Kraft Foods Group, Inc.:
3.5% 6/6/22	3,750	3,861
5% 6/4/42	2,825	2,969
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
6.125% 2/1/18	$ 5,497	$ 6,476
6.75% 2/19/14	535	557
6.875% 2/1/38	5,250	6,863
		63,774
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	5,103
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,144
2.3% 2/6/22	4,700	4,627
3.15% 9/1/15	4,500	4,753
		19,627
Tobacco - 0.2%
Altria Group, Inc.:
4.25% 8/9/42	9,780	8,650
9.7% 11/10/18	2,049	2,800
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,354
4.5% 3/26/20	2,000	2,270
5.65% 5/16/18	6,789	8,060
6.375% 5/16/38	1,450	1,823
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,289
6.75% 6/15/17	2,899	3,433
7.25% 6/15/37	7,220	8,998
		41,677
TOTAL CONSUMER STAPLES		287,554
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,268
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,610
Halliburton Co.:
6.15% 9/15/19	2,000	2,480
7.45% 9/15/39	1,500	2,164
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,740
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.05% 3/1/16	$ 1,020	$ 1,056
4.625% 3/1/21	1,340	1,434
5.25% 3/15/42	3,100	3,025
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,751
7% 3/15/38	5,580	6,258
		28,786
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,244
6.2% 3/15/40	2,000	2,393
6.45% 9/15/36	2,675	3,265
Apache Corp.:
2.625% 1/15/23	8,000	7,666
5.1% 9/1/40	3,000	3,142
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,137
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,324
6.25% 3/15/38	6,850	8,105
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,674
6.75% 11/15/39	2,000	2,553
Chevron Corp. 1.104% 12/5/17	5,700	5,664
ConocoPhillips:
4.6% 1/15/15	3,000	3,189
5.75% 2/1/19	2,902	3,488
6.5% 2/1/39	7,529	9,880
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,768
3.875% 3/15/23	3,775	3,710
Devon Energy Corp.:
3.25% 5/15/22	4,000	4,000
5.6% 7/15/41	2,875	3,160
5.625% 1/15/14	2,321	2,391
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,066
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,172
5.875% 12/15/16	1,000	1,145
6.5% 4/15/18	1,000	1,181
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encana Corp.:
3.9% 11/15/21	$ 4,900	$ 5,148
6.5% 2/1/38	5,000	5,978
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,992
Energy Transfer Partners LP 3.6% 2/1/23	8,550	8,358
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,951
4.85% 8/15/42	2,500	2,497
5.6% 10/15/14	1,937	2,062
5.7% 2/15/42	2,000	2,249
6.65% 4/15/18	2,000	2,442
7.55% 4/15/38	2,000	2,666
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,204
Hess Corp. 5.6% 2/15/41	3,400	3,620
Kinder Morgan Energy Partners LP:
3.5% 9/1/23	2,000	1,959
3.95% 9/1/22	7,000	7,246
5% 12/15/13	5,000	5,116
5% 3/1/43	1,000	988
5.625% 9/1/41	1,000	1,078
6.55% 9/15/40	3,000	3,598
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,579
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,061
5.125% 3/1/21	1,000	1,149
6.5% 3/1/41	1,000	1,205
Nexen, Inc.:
5.2% 3/10/15	900	968
5.875% 3/10/35	3,710	4,268
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,027
2.7% 2/15/23	6,000	5,805
3.125% 2/15/22	2,000	2,033
ONEOK Partners LP 3.375% 10/1/22	5,000	4,884
Petro-Canada:
6.05% 5/15/18	3,650	4,332
6.8% 5/15/38	8,445	10,616
Petrobras Global Finance BV 4.375% 5/20/23	4,725	4,577
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	8,221
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
6.75% 1/27/41	$ 3,650	$ 3,893
7.875% 3/15/19	12,228	14,765
Petroleos Mexicanos:
3.5% 1/30/23 (d)	1,850	1,758
4.875% 1/24/22	18,010	19,271
5.5% 6/27/44	1,000	978
5.5% 6/27/44 (d)	7,600	7,429
Phillips 66 5.875% 5/1/42	9,500	11,075
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,138
5.75% 1/15/20	1,000	1,178
6.125% 1/15/17	1,795	2,083
6.65% 1/15/37	2,795	3,513
Shell International Finance BV:
1.125% 8/21/17	1,375	1,369
2.375% 8/21/22	3,000	2,890
6.375% 12/15/38	4,200	5,617
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,312
StatoilHydro ASA:
1.2% 1/17/18	5,575	5,521
2.9% 10/15/14	1,500	1,550
5.1% 8/17/40	2,000	2,225
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,388
6.85% 6/1/39	2,000	2,543
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	7,507
5.85% 2/1/37	5,000	5,363
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,611
Total Capital International SA:
1.55% 6/28/17	5,000	5,018
2.7% 1/25/23	1,900	1,856
2.875% 2/17/22	4,175	4,186
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,785
3.4% 6/1/15	1,000	1,052
6.1% 6/1/40	6,700	8,333
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,471
Valero Energy Corp. 6.625% 6/15/37	5,420	6,577
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 4% 7/1/22	$ 3,000	$ 3,066
Williams Partners LP 3.35% 8/15/22	2,800	2,711
XTO Energy, Inc.:
5% 1/31/15	1,733	1,861
5.65% 4/1/16	1,189	1,351
		385,438
TOTAL ENERGY		414,224
FINANCIALS - 8.2%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,272
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,045
4.25% 5/24/21	6,500	7,213
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,887
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,010
3.3% 5/3/15	2,225	2,314
3.625% 2/7/16	5,000	5,290
3.625% 1/22/23	4,000	3,950
5.25% 7/27/21	4,500	5,020
5.625% 1/15/17	7,000	7,782
5.75% 1/24/22	4,300	4,929
5.95% 1/18/18	3,000	3,462
6% 6/15/20	1,650	1,934
6.15% 4/1/18	7,451	8,669
6.75% 10/1/37	14,860	16,240
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,069
Lazard Group LLC:
6.85% 6/15/17	3,804	4,361
7.125% 5/15/15	1,364	1,494
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,654
6.875% 4/25/18	6,991	8,334
7.75% 5/14/38	4,175	5,237
Morgan Stanley:
2.125% 4/25/18	8,000	7,903
2.875% 1/24/14	5,000	5,065
2.875% 7/28/14	1,000	1,022
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.2% 11/20/14	$ 7,250	$ 7,553
4.75% 4/1/14	4,287	4,405
5.45% 1/9/17	236	262
5.5% 7/28/21	3,400	3,839
5.625% 9/23/19	2,000	2,268
5.75% 1/25/21	5,000	5,705
5.95% 12/28/17	5,745	6,598
6% 5/13/14	3,242	3,395
6% 4/28/15	5,666	6,147
6.375% 7/24/42	2,900	3,415
6.625% 4/1/18	5,055	5,954
7.25% 4/1/32	1,000	1,263
7.3% 5/13/19	3,000	3,679
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,375
State Street Corp. 2.875% 3/7/16	3,340	3,529
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,973
2.3% 7/28/16	1,000	1,042
5.45% 5/15/19	2,000	2,389
UBS AG Stamford Branch:
2.25% 1/28/14	756	763
3.875% 1/15/15	1,163	1,221
5.75% 4/25/18	830	978
5.875% 12/20/17	2,034	2,386
		205,295
Commercial Banks - 2.1%
American Express Bank FSB 6% 9/13/17	615	725
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,831
Bank of America NA:
5.3% 3/15/17	3,500	3,885
6% 10/15/36	2,419	2,840
Bank of Montreal 1.4% 9/11/17	2,875	2,857
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,112
4.375% 1/13/21	1,000	1,119
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,950
5.2% 7/10/14	2,000	2,098
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
BB&T Corp.:
1.6% 8/15/17	$ 5,700	$ 5,712
2.05% 4/28/14	2,000	2,029
BNP Paribas 3.6% 2/23/16	10,380	10,975
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,003
Capital One Bank (USA) NA 3.375% 2/15/23	2,424	2,395
Comerica, Inc. 3% 9/16/15	1,268	1,330
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,802
1.9% 9/18/17	4,750	4,839
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,759
4.375% 6/15/22	10,300	10,992
Credit Suisse 6% 2/15/18	15,651	18,072
Credit Suisse New York Branch 2.2% 1/14/14	7,948	8,035
Discover Bank 2% 2/21/18	7,375	7,330
European Investment Bank:
1.625% 6/15/17	4,640	4,743
1.75% 3/15/17	5,000	5,154
2.875% 9/15/20	9,000	9,497
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,159
5% 4/11/22	6,170	6,814
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,696
3.625% 1/25/16	2,000	2,125
4.5% 6/1/18	824	904
8.25% 3/1/38	2,079	2,876
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,331
5.1% 4/5/21	2,800	3,195
6.5% 9/15/37	10,500	12,637
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,070
1% 9/15/16	9,000	9,101
2.375% 5/26/15	12,300	12,789
JPMorgan Chase Bank 6% 10/1/17	7,075	8,264
KeyBank NA 5.8% 7/1/14	1,109	1,169
KeyCorp. 3.75% 8/13/15	7,000	7,432
Nordic Investment Bank 0.5% 4/14/16	8,450	8,427
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
2.7% 9/19/16	$ 11,300	$ 11,865
6.7% 6/10/19	2,500	3,123
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,030
3.95% 11/9/22	5,300	5,283
4.5% 1/11/21	1,000	1,100
5.25% 5/24/41	3,000	3,337
Regions Bank 7.5% 5/15/18	2,000	2,427
Regions Financial Corp. 2% 5/15/18	3,650	3,578
Royal Bank of Canada 2.3% 7/20/16	5,500	5,714
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,253
2.5% 7/14/16	1,200	1,253
U.S. Bancorp:
3.15% 3/4/15	5,000	5,224
4.125% 5/24/21	3,000	3,304
UnionBanCal Corp. 5.25% 12/16/13	656	671
Wachovia Bank NA 6.6% 1/15/38	10,000	12,828
Wachovia Corp.:
5.625% 10/15/16	3,367	3,829
5.75% 6/15/17	2,905	3,359
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,045
2.1% 5/8/17	2,725	2,788
3.45% 2/13/23	3,675	3,603
5.625% 12/11/17	5,972	6,962
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,018
1.85% 12/9/13	9,800	9,879
2% 8/14/17	5,000	5,114
4.875% 11/19/19	3,700	4,281
		347,941
Consumer Finance - 1.4%
American Express Co.:
4.05% 12/3/42	11,475	10,484
7% 3/19/18	5,750	7,078
7.25% 5/20/14	1,500	1,596
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,963
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.75% 9/15/15	$ 5,000	$ 5,216
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,470
7.375% 5/23/14	1,578	1,678
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,614
2.75% 6/24/15	1,500	1,563
2.85% 6/1/22	4,000	3,997
Discover Financial Services:
5.2% 4/27/22	1,000	1,102
6.45% 6/12/17	2,263	2,625
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,818
2.75% 5/15/15	11,400	11,661
3% 6/12/17	3,000	3,080
4.25% 2/3/17	7,600	8,113
4.25% 9/20/22	1,800	1,853
5.875% 8/2/21	11,375	12,957
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,548
2.25% 11/9/15	6,228	6,432
2.95% 5/9/16	11,691	12,332
3.5% 6/29/15	12,081	12,734
4.65% 10/17/21	7,000	7,745
5.625% 9/15/17	7,044	8,152
5.625% 5/1/18	15,000	17,576
5.875% 1/14/38	9,625	11,007
6.375% 11/15/67 (g)	9,000	9,596
6.875% 1/10/39	4,000	5,119
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,372
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,538
1.3% 3/12/18	3,675	3,638
1.6% 3/3/14	8,400	8,473
2.25% 4/17/19	10,250	10,484
2.8% 1/27/23	5,000	4,945
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,771
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Toyota Motor Credit Corp.: - continued
1% 2/17/15	$ 1,600	$ 1,614
2.05% 1/12/17	9,000	9,231
		238,175
Diversified Financial Services - 1.8%
Bank of America Corp.:
2% 1/11/18	3,550	3,521
4.5% 4/1/15	16,765	17,739
5% 5/13/21	4,000	4,436
5.7% 1/24/22	6,250	7,186
5.75% 12/1/17	5,855	6,710
5.875% 1/5/21	6,640	7,768
6.5% 8/1/16	15,000	17,153
BP Capital Markets PLC:
2.5% 11/6/22	3,000	2,825
3.125% 10/1/15	2,500	2,635
3.245% 5/6/22	7,750	7,818
3.875% 3/10/15	2,000	2,109
4.5% 10/1/20	2,000	2,249
4.75% 3/10/19	1,000	1,144
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,843
2.65% 3/2/15	13,899	14,273
3.375% 3/1/23	6,000	5,913
3.953% 6/15/16	1,450	1,556
4.75% 5/19/15	15,244	16,304
5.875% 1/30/42	4,500	5,259
6.125% 5/15/18	1,769	2,087
6.125% 8/25/36	3,650	3,974
6.5% 8/19/13	6,095	6,169
8.125% 7/15/39	8,000	11,370
8.5% 5/22/19	1,688	2,213
CME Group, Inc. 5.75% 2/15/14	501	519
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,095
3.875% 8/18/14	5,000	5,193
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	10,214
6.375% 5/15/38	7,218	9,290
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
International Finance Corp.:
2.25% 4/11/16	$ 5,700	$ 5,967
2.75% 4/20/15	6,625	6,918
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,179
2% 8/15/17	7,000	7,079
3.15% 7/5/16	1,500	1,581
3.25% 9/23/22	4,000	3,921
3.375% 5/1/23	1,900	1,808
3.4% 6/24/15	10,710	11,239
3.7% 1/20/15	5,000	5,227
4.35% 8/15/21	2,000	2,154
4.5% 1/24/22	13,000	14,112
4.625% 5/10/21	1,500	1,653
5.5% 10/15/40	5,700	6,496
5.6% 7/15/41	1,500	1,736
6.3% 4/23/19	10,000	12,044
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,287
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,881
TECO Finance, Inc. 4% 3/15/16	2,875	3,082
		291,929
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,673
Allstate Corp.:
5.95% 4/1/36	3,100	3,898
6.2% 5/16/14	4,000	4,213
7.45% 5/16/19	3,000	3,909
American International Group, Inc.:
3.65% 1/15/14	3,700	3,766
3.8% 3/22/17	16,400	17,537
4.875% 9/15/16	5,400	5,983
4.875% 6/1/22	9,000	9,947
5.05% 10/1/15	3,000	3,271
5.85% 1/16/18	2,000	2,305
6.4% 12/15/20	2,900	3,510
8.25% 8/15/18	4,000	5,087
Aon Corp. 3.125% 5/27/16	8,000	8,435
Assurant, Inc. 5.625% 2/15/14	1,894	1,955
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	590
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	$ 5,000	$ 5,837
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,586
4.5% 2/11/43	2,000	1,975
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,423
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,083
MetLife, Inc.:
2.375% 2/6/14	3,000	3,037
4.125% 8/13/42	3,900	3,659
5% 6/15/15	1,153	1,249
5.875% 2/6/41	2,400	2,886
7.717% 2/15/19	9,000	11,678
Prudential Financial, Inc.:
5.4% 6/13/35	447	490
5.5% 3/15/16	421	469
5.625% 5/12/41	2,000	2,270
5.7% 12/14/36	380	429
6.2% 1/15/15	1,340	1,448
6.2% 11/15/40	2,400	2,928
7.375% 6/15/19	3,000	3,826
8.875% 6/15/38 (g)	2,944	3,658
The Chubb Corp.:
5.75% 5/15/18	4,175	4,992
6.5% 5/15/38	3,510	4,673
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,883
		159,558
Real Estate Investment Trusts - 0.2%
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,844
4.125% 5/15/21	2,100	2,250
DDR Corp.:
3.375% 5/15/23	2,825	2,728
4.625% 7/15/22	1,900	2,033
Duke Realty LP:
3.625% 4/15/23	2,750	2,690
5.4% 8/15/14	5,172	5,435
5.95% 2/15/17	630	713
6.5% 1/15/18	1,000	1,177
Federal Realty Investment Trust 3% 8/1/22	4,750	4,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.:
2.25% 3/15/18	$ 2,470	$ 2,490
3.75% 3/15/23	2,660	2,666
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,329
6.65% 1/15/18	612	679
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,248
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,709
		35,669
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	3,000	3,119
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,769
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,114
ERP Operating LP:
3% 4/15/23	1,875	1,809
4.625% 12/15/21	5,700	6,282
Liberty Property LP:
3.375% 6/15/23	2,775	2,697
4.75% 10/1/20	1,000	1,099
5.125% 3/2/15	840	893
5.5% 12/15/16	1,000	1,122
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,852
3.15% 5/15/23	4,700	4,404
4.5% 4/18/22	4,210	4,424
Regency Centers LP:
5.25% 8/1/15	2,113	2,290
5.875% 6/15/17	1,046	1,189
Simon Property Group LP:
2.8% 1/30/17	4,700	4,907
4.125% 12/1/21	3,200	3,495
4.2% 2/1/15	1,820	1,909
5.65% 2/1/20	4,300	5,128
Tanger Properties LP:
6.125% 6/1/20	4,408	5,320
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 24	$ 27
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,740
		64,589
TOTAL FINANCIALS		1,343,156
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,154
2.5% 11/15/16	2,000	2,083
3.875% 11/15/21	9,600	10,271
5.15% 11/15/41	11,150	11,859
5.85% 6/1/17	2,928	3,405
		30,772
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,405
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,945
4.125% 6/1/21	7,000	7,576
4.125% 11/15/42	4,411	4,124
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,736
4.35% 11/1/42	2,000	1,922
CIGNA Corp. 4% 2/15/22	4,600	4,905
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,985
6.3% 8/15/14	3,584	3,812
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,200
3.9% 2/15/22	10,400	11,004
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,530
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,901
McKesson Corp.:
0.95% 12/4/15	2,850	2,857
1.4% 3/15/18	4,725	4,671
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,076
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
1.625% 3/15/19	$ 4,878	$ 4,805
4.375% 3/15/42	11,800	11,643
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,585
1.875% 1/15/18	2,000	2,002
3.3% 1/15/23	2,000	1,988
4.625% 5/15/42	2,600	2,587
4.65% 1/15/43	2,000	1,991
5% 12/15/14	7,200	7,659
5.8% 8/15/40	4,000	4,592
		98,096
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,099
Pharmaceuticals - 0.9%
AbbVie, Inc.:
1.2% 11/6/15 (d)	5,700	5,724
1.75% 11/6/17 (d)	5,700	5,686
2.9% 11/6/22 (d)	5,700	5,552
4.4% 11/6/42 (d)	4,775	4,677
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,330
6.45% 9/15/37	3,250	4,134
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,386
5.45% 5/1/18	2,905	3,446
Hospira, Inc. 6.4% 5/15/15	2,000	2,175
Johnson & Johnson:
1.2% 5/15/14	4,700	4,743
4.85% 5/15/41	4,260	4,876
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,921
2.25% 1/15/16	1,000	1,038
2.4% 9/15/22	2,000	1,922
3.6% 9/15/42	2,000	1,797
3.875% 1/15/21	1,000	1,095
4% 6/30/15	3,000	3,210
5% 6/30/19	5,970	7,004
5.85% 6/30/39	1,000	1,233
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis Capital Corp.:
2.4% 9/21/22	$ 3,750	$ 3,628
3.7% 9/21/42	2,825	2,662
4.125% 2/10/14	12,903	13,222
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,325
6.2% 3/15/19	4,000	4,937
7.2% 3/15/39	5,400	7,635
Sanofi SA 1.25% 4/10/18	7,550	7,445
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	6,675	6,527
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,107
3.25% 10/1/22	3,000	2,952
5% 8/15/14	1,000	1,046
Wyeth LLC 5.5% 2/1/14	5,400	5,578
Zoetis, Inc.:
1.875% 2/1/18 (d)	1,000	1,002
3.25% 2/1/23 (d)	1,000	991
4.7% 2/1/43 (d)	1,000	999
		139,005
TOTAL HEALTH CARE		272,377
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,659
General Dynamics Corp. 2.25% 7/15/16	2,400	2,498
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,695
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,087
4.85% 9/15/41	2,700	2,768
Raytheon Co.:
3.125% 10/15/20	2,000	2,064
4.875% 10/15/40	1,000	1,074
The Boeing Co.:
5% 3/15/14	3,000	3,104
6% 3/15/19	1,000	1,222
6.875% 3/15/39	3,300	4,605
United Technologies Corp.:
3.1% 6/1/22	2,875	2,943
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Technologies Corp.: - continued
4.5% 4/15/20	$ 4,000	$ 4,539
4.5% 6/1/42	3,000	3,105
5.7% 4/15/40	2,000	2,426
6.125% 2/1/19	4,000	4,888
		44,677
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	4,008
6.2% 1/15/38	2,500	3,268
		7,276
Airlines - 0.0%
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,865
6.648% 3/15/19	1,754	1,905
6.9% 7/2/19	626	682
		7,452
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,643
Waste Management, Inc. 2.9% 9/15/22	6,675	6,447
		11,090
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,886
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,196
6% 10/15/17	2,902	3,423
6.55% 10/15/37	4,250	5,594
Danaher Corp.:
1.3% 6/23/14	2,900	2,924
3.9% 6/23/21	2,900	3,167
General Electric Co. 5.25% 12/6/17	18,540	21,435
		42,625
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,918
5.3% 9/15/35	7,000	8,044
Deere & Co. 5.375% 10/16/29	1,000	1,200
		15,162
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	$ 5,000	$ 5,728
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,767
3.05% 3/15/22	10,000	10,097
4.375% 9/1/42	4,500	4,389
Canadian National Railway Co. 2.85% 12/15/21	5,000	5,079
CSX Corp.:
4.1% 3/15/44	6,775	6,276
7.375% 2/1/19	10,000	12,623
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,493
3.25% 12/1/21	5,000	5,146
3.95% 10/1/42	1,900	1,737
5.75% 1/15/16	10,000	11,219
Union Pacific Corp. 4.75% 9/15/41	2,800	2,967
		75,521
TOTAL INDUSTRIALS		203,803
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,106
4.45% 1/15/20	2,000	2,266
4.95% 2/15/19	3,479	4,049
5.9% 2/15/39	12,416	15,293
		24,714
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,043
3.3% 12/9/16	5,250	5,508
4.3% 6/1/21	2,780	2,800
4.75% 6/2/14	8,300	8,615
6% 9/15/41	1,500	1,517
		20,483
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	3,015
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,753
7.125% 10/1/37	2,475	3,109
		8,877
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	9,215
Google, Inc.:
1.25% 5/19/14	4,720	4,759
3.625% 5/19/21	3,780	4,099
		18,073
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,267
1.95% 7/22/16	1,500	1,549
7.625% 10/15/18	13,000	16,916
		29,732
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,051
4.5% 5/15/21	4,000	4,244
5.625% 12/15/19	1,000	1,136
8.25% 5/15/14	3,902	4,167
		10,598
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,096
2.95% 6/1/14	2,000	2,052
4.2% 6/1/19	2,000	2,266
5.3% 2/8/41	1,500	1,780
Oracle Corp.:
5.375% 7/15/40	4,000	4,651
5.75% 4/15/18	7,400	8,820
		21,665
TOTAL INFORMATION TECHNOLOGY		134,142
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.1%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	$ 1,000	$ 1,134
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,180
3.625% 1/15/21	5,000	5,380
4.625% 1/15/20	3,000	3,433
Ecolab, Inc.:
1% 8/9/15	4,750	4,764
1.45% 12/8/17	6,650	6,559
Lubrizol Corp. 8.875% 2/1/19	919	1,249
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,056
3.75% 9/30/15	2,000	2,137
4.875% 3/30/20	1,500	1,710
5.625% 12/1/40	1,800	2,053
Praxair, Inc.:
2.45% 2/15/22	4,650	4,546
3.25% 9/15/15	3,200	3,391
The Dow Chemical Co.:
4.125% 11/15/21	7,700	8,198
5.9% 2/15/15	2,500	2,714
8.55% 5/15/19	2,358	3,140
9.4% 5/15/39	3,000	4,737
		63,381
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,061
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,158
6.8% 8/1/19	3,000	3,624
		6,782
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	5,700	5,787
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,663
5.25% 4/1/42	4,500	3,963
BHP Billiton Financial (USA) Ltd.:
2.875% 2/24/22	9,300	9,317
5.5% 4/1/14	2,500	2,605
6.5% 4/1/19	2,500	3,117
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18 (d)	$ 5,675	$ 5,664
3.1% 3/15/20 (d)	3,800	3,722
3.55% 3/1/22	5,125	4,996
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,115
6.25% 10/1/39	1,600	1,688
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,236
3.75% 9/20/21	3,200	3,306
5.2% 11/2/40	1,000	1,080
6.5% 7/15/18	1,398	1,702
7.125% 7/15/28	2,000	2,620
8.95% 5/1/14	4,000	4,293
Rio Tinto Finance USA PLC 2.875% 8/21/22	6,000	5,729
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,061
5.2% 3/1/42	5,200	4,761
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,993
6.25% 1/23/17	9,395	10,675
		96,093
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,719
TOTAL MATERIALS		181,036
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,301
4.35% 6/15/45 (d)	24,760	23,034
5.55% 8/15/41	7,300	8,084
5.8% 2/15/19	4,000	4,798
6.3% 1/15/38	838	1,001
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	168
British Telecommunications PLC:
2% 6/22/15	7,000	7,168
9.625% 12/15/30	4,515	7,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Financial BV:
5.25% 7/22/13	$ 2,425	$ 2,440
5.875% 8/20/13	10,000	10,112
6.75% 8/20/18	3,595	4,418
France Telecom SA:
2.125% 9/16/15	1,000	1,022
5.375% 7/8/19	4,000	4,629
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,271
Telecom Italia Capital SA:
4.95% 9/30/14	3,178	3,310
5.25% 10/1/15	4,571	4,919
6.999% 6/4/18	1,776	2,062
7.175% 6/18/19	6,000	7,077
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,025
4.949% 1/15/15	3,000	3,158
5.462% 2/16/21	2,700	2,914
5.877% 7/15/19	2,000	2,234
6.421% 6/20/16	1,151	1,288
7.045% 6/20/36	2,600	2,981
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,473
2% 11/1/16	9,600	9,856
4.75% 11/1/41	1,000	987
6.25% 4/1/37	3,121	3,706
6.35% 4/1/19	6,000	7,318
6.9% 4/15/38	6,025	7,718
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,623
		165,102
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	5,042
6.125% 11/15/37	8,365	9,370
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,425
8.5% 11/15/18	3,486	4,635
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,931
1.5% 2/19/18	7,700	7,614
2.5% 9/26/22	3,000	2,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
2.875% 3/16/16	$ 440	$ 461
3.375% 11/24/15	1,000	1,060
5% 12/16/13	2,275	2,330
5.45% 6/10/19	6,000	7,049
		46,728
TOTAL TELECOMMUNICATION SERVICES		211,830
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	4,399
AmerenUE:
3.9% 9/15/42	3,700	3,540
6.4% 6/15/17	2,959	3,523
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,978
2.95% 12/15/22	4,000	3,889
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,363
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,721
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,180
8.875% 11/15/18	2,000	2,625
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,460
3.4% 9/1/21	1,000	1,062
5.8% 3/15/18	9,945	11,774
Detroit Edison Co. 2.65% 6/15/22	8,000	7,942
Duke Capital LLC 5.668% 8/15/14	2,036	2,149
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,565
5.25% 1/15/18	4,355	5,076
6% 1/15/38	3,450	4,288
Duke Energy Corp. 3.95% 9/15/14	4,500	4,683
Edison International 3.75% 9/15/17	3,000	3,227
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	4,006
Hydro-Quebec:
1.375% 6/19/17	1,000	1,011
2% 6/30/16	7,310	7,565
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,754
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Mississippi Power Co. 4.25% 3/15/42	$ 1,840	$ 1,781
Nevada Power Co. 6.5% 8/1/18	1,555	1,916
Northern States Power Co.:
3.4% 8/15/42	2,000	1,770
5.25% 3/1/18	10,500	12,338
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,874
3.75% 8/15/42	5,900	5,338
5.4% 1/15/40	4,000	4,577
PacifiCorp 6% 1/15/39	6,193	7,821
Pennsylvania Electric Co. 6.05% 9/1/17	757	880
Potomac Electric Power Co. 6.5% 11/15/37	3,806	5,081
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,626
4.2% 6/15/22	2,000	2,085
4.7% 6/1/43	1,800	1,731
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,944
6% 12/1/39	3,200	3,828
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,080
3.65% 9/1/42	2,825	2,620
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,563
Tampa Electric Co.:
6.15% 5/15/37	6,260	8,050
6.55% 5/15/36	5,500	7,365
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,863
6% 5/15/37	2,000	2,520
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,384
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,174
		189,989
Gas Utilities - 0.0%
ONEOK, Inc. 4.25% 2/1/22	1,200	1,249
Southern California Gas Co. 3.75% 9/15/42	2,000	1,905
Southern Natural Gas Co. 5.9% 4/1/17 (d)	438	507
		3,661
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	$ 1,513	$ 1,556
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,656
		9,212
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,986
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,353
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,268
5.5% 12/1/39	2,500	2,986
Consumers Energy Co. 2.85% 5/15/22	6,650	6,723
Delmarva Power & Light 4% 6/1/42	4,000	3,915
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,031
2.5836% 9/30/66 (g)	1,000	945
4.9% 8/1/41	2,000	2,151
7.5% 6/30/66 (g)	1,000	1,110
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,451
6.5% 9/15/37	7,605	9,669
National Grid PLC 6.3% 8/1/16	1,463	1,683
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,373
5.25% 9/15/17	835	946
5.4% 7/15/14	1,334	1,399
5.45% 9/15/20	5,111	5,855
6.25% 12/15/40	2,453	2,857
6.4% 3/15/18	1,532	1,821
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,078
Sempra Energy:
2.875% 10/1/22	3,000	2,931
6% 10/15/39	1,000	1,211
6.5% 6/1/16	3,000	3,461
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	4,228	4,593
		73,796
TOTAL UTILITIES		276,658
TOTAL NONCONVERTIBLE BONDS (Cost $3,330,907)		3,589,135
U.S. Government and Government Agency Obligations - 43.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.7%
Fannie Mae:
0.5% 8/9/13	$ 9,861	$ 9,868
0.5% 3/30/16	28,500	28,453
0.875% 8/28/14	68,669	69,204
0.875% 10/26/17	32,907	32,684
5% 3/15/16	28,200	31,681
Federal Farm Credit Bank 3% 9/22/14	50,000	51,812
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,108
0.375% 1/29/14	20,085	20,112
1% 6/21/17	35,300	35,435
5% 11/17/17	33,300	39,072
Freddie Mac:
0.5% 5/13/16	30,000	29,934
1% 8/27/14	13,211	13,343
1% 6/29/17	2,660	2,662
1% 9/29/17	32,075	32,021
1.375% 5/1/20	14,000	13,666
1.75% 9/10/15	20,385	21,009
2.375% 1/13/22	13,000	13,238
3.75% 3/27/19	2,300	2,603
4.875% 6/13/18	66,960	79,009
6.25% 7/15/32	7,700	10,888
6.75% 3/15/31	26,000	38,082
Tennessee Valley Authority:
5.25% 9/15/39	20,000	24,149
5.375% 4/1/56	5,395	6,568
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		615,601
U.S. Treasury Obligations - 39.7%
U.S. Treasury Bonds:
2.75% 8/15/42	40,940	36,808
2.75% 11/15/42	38,565	34,636
3.125% 2/15/43	32,750	31,808
3.5% 2/15/39	12,115	12,778
3.875% 8/15/40	30,080	33,755
4.25% 5/15/39	26,000	31,001
4.25% 11/15/40	811	968
4.375% 2/15/38	8,200	9,954
4.375% 11/15/39	100	122
4.375% 5/15/40	8,000	9,732
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 5/15/41	$ 57,765	$ 70,338
4.5% 2/15/36	18,000	22,227
4.5% 5/15/38	15,000	18,553
4.5% 8/15/39	39,000	48,330
4.625% 2/15/40	21,500	27,157
4.75% 2/15/37	11,000	14,066
4.75% 2/15/41	54,830	70,679
5% 5/15/37	11,000	14,551
5.375% 2/15/31	105,130	141,876
6.25% 5/15/30	86,360	126,625
8.75% 5/15/17	8,000	10,492
8.875% 8/15/17	5,000	6,669
8.875% 2/15/19	6,960	9,931
9% 11/15/18	4,000	5,675
9.125% 5/15/18	3,000	4,181
U.S. Treasury Notes:
0.125% 7/31/14	83,940	83,891
0.125% 4/30/15 (c)	91,500	91,207
0.25% 3/31/14	11,590	11,600
0.25% 9/15/14	31,800	31,822
0.25% 9/30/14	17,750	17,762
0.25% 10/31/14	91,460	91,510
0.25% 12/15/14	13,480	13,484
0.25% 1/15/15	86,410	86,407
0.25% 2/15/15	156,970	156,915
0.25% 2/28/15	22,700	22,691
0.25% 5/15/15	50,890	50,838
0.25% 7/15/15	43,300	43,226
0.25% 8/15/15	68,575	68,430
0.25% 9/15/15	40,400	40,299
0.25% 10/15/15	97,260	96,971
0.25% 12/15/15	11,223	11,177
0.25% 4/15/16	144,180	143,223
0.25% 5/15/16 (c)	94,750	94,062
0.375% 11/15/14	62,560	62,699
0.375% 3/15/15	36,320	36,380
0.375% 4/15/15	5,240	5,248
0.375% 6/15/15	56,410	56,476
0.375% 11/15/15	139,170	139,116
0.375% 1/15/16	54,106	54,034
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 2/15/16	$ 91,200	$ 91,022
0.375% 3/15/16	7,580	7,561
0.5% 8/15/14	113,810	114,241
0.5% 10/15/14	81,350	81,674
0.625% 7/15/14	49,330	49,575
0.625% 5/31/17	52,520	52,175
0.625% 9/30/17	59,465	58,815
0.625% 11/30/17	27,735	27,371
0.625% 4/30/18	26,677	26,177
0.75% 10/31/17	32,870	32,654
0.75% 2/28/18	11,460	11,338
0.75% 3/31/18	45,060	44,518
0.875% 11/30/16	43,120	43,443
0.875% 12/31/16	12,063	12,146
0.875% 1/31/17	54,880	55,223
0.875% 2/28/17	109,294	109,917
0.875% 1/31/18	9,310	9,271
0.875% 7/31/19	54,100	52,625
1% 8/31/16	100,010	101,323
1% 9/30/16	46,030	46,623
1% 10/31/16	86,750	87,834
1% 3/31/17	45,115	45,541
1% 5/31/18	14,659	14,634
1.125% 5/31/19	7,650	7,578
1.125% 4/30/20	16,040	15,626
1.25% 3/15/14	330	333
1.25% 4/15/14	42,353	42,753
1.25% 8/31/15	76,590	78,128
1.25% 9/30/15	6,000	6,123
1.25% 10/31/15	39,660	40,484
1.25% 4/30/19	4,550	4,547
1.25% 10/31/19	46,950	46,569
1.25% 2/29/20	30,800	30,348
1.375% 9/30/18	156,220	158,319
1.375% 2/28/19	98,500	99,354
1.375% 1/31/20	31,420	31,258
1.5% 6/30/16	86,270	88,791
1.5% 7/31/16	31,340	32,261
1.5% 8/31/18	215,460	219,971
1.5% 3/31/19	12,800	12,987
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.625% 8/15/22	$ 120,674	$ 116,620
1.625% 11/15/22	59,691	57,411
1.75% 3/31/14	950	963
1.75% 7/31/15	53,000	54,607
1.75% 5/31/16	13,840	14,344
1.75% 10/31/18	10	10
1.75% 5/15/23	81,330	78,496
1.875% 2/28/14	1,660	1,681
1.875% 4/30/14	1	1
1.875% 6/30/15	60,900	62,851
1.875% 9/30/17	11,325	11,804
1.875% 10/31/17	40,860	42,606
2% 4/30/16	49,100	51,221
2% 2/15/23	128,980	127,872
2.125% 5/31/15	86,030	89,122
2.125% 12/31/15	18,710	19,529
2.125% 2/29/16	145,700	152,336
2.125% 8/15/21	90,750	92,919
2.25% 5/31/14	20,570	20,994
2.25% 3/31/16	54,000	56,687
2.25% 11/30/17	11,000	11,653
2.375% 2/28/15	9,084	9,415
2.5% 3/31/15	52,000	54,092
2.5% 4/30/15	50,580	52,698
2.625% 6/30/14	31,801	32,638
2.625% 7/31/14	11,830	12,165
2.625% 12/31/14	49,640	51,505
2.625% 2/29/16	13,600	14,403
2.625% 4/30/18	10,200	10,994
2.625% 8/15/20	141,000	151,123
2.625% 11/15/20	94,180	100,743
2.75% 11/30/16	25,000	26,807
2.75% 12/31/17	3,000	3,246
3% 8/31/16	12,402	13,363
3% 9/30/16	22,000	23,734
3.125% 10/31/16	23,900	25,918
3.125% 5/15/21	50,876	56,123
3.25% 5/31/16	14,200	15,352
3.25% 12/31/16	25,000	27,281
3.375% 11/15/19	27,740	31,208
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 4,000	$ 4,470
3.5% 5/15/20	81,800	92,690
3.625% 8/15/19	10	11
3.625% 2/15/20	59,600	68,023
3.625% 2/15/21	39,800	45,422
3.875% 5/15/18	8,000	9,112
4% 2/15/15	9,600	10,206
4% 8/15/18	22,000	25,293
4.125% 5/15/15	19,300	20,728
4.25% 11/15/17	16,000	18,346
4.5% 5/15/17	13,000	14,890
4.625% 11/15/16	15,000	17,040
4.625% 2/15/17	14,000	16,000
5.125% 5/15/16	13,100	14,869
TOTAL U.S. TREASURY OBLIGATIONS		6,527,146
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,920,252)		7,142,747
U.S. Government Agency - Mortgage Securities - 28.8%

Fannie Mae - 17.9%
2.5% 3/1/27 to 1/1/28	24,186	24,727
2.5% 6/1/28 (f)	82,200	83,974
2.5% 6/1/28 (f)	28,400	29,013
2.5% 6/1/28 (f)	68,500	69,978
2.5% 6/1/28 (f)	21,000	21,453
2.666% 11/1/34 (g)	18,107	19,245
3% 11/1/20 to 1/1/43	151,202	157,130
3% 6/1/28 (f)	29,000	30,188
3% 6/1/28 (f)	7,000	7,287
3% 6/1/43 (f)	28,900	29,103
3% 6/1/43 (f)	28,900	29,103
3% 6/1/43 (f)	40,300	40,583
3% 6/1/43 (f)	48,800	49,142
3% 6/1/43 (f)	41,300	41,590
3% 6/1/43 (f)	53,000	53,372
3% 6/1/43 (f)	52,700	53,070
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 6/1/43 (f)	$ 52,000	$ 52,365
3.06% 4/1/41 (g)	13,119	13,703
3.5% 10/1/18 to 5/1/43	388,357	404,747
3.5% 6/1/28 (f)	3,000	3,158
3.5% 6/1/43 (f)	10,900	11,293
3.5% 6/1/43 (f)	10,900	11,293
3.5% 6/1/43 (f)	6,500	6,734
3.5% 6/1/43 (f)	18,000	18,648
4% 8/1/18 to 4/1/42	367,535	389,293
4% 6/1/28 (f)	2,000	2,124
4% 6/1/28 (f)	3,000	3,187
4% 6/1/43 (f)	12,200	12,872
4% 6/1/43 (f)	42,100	44,419
4% 6/1/43 (f)	5,000	5,275
4.39% 11/1/34 (g)	1,733	1,826
4.5% 4/1/18 to 11/1/41	394,598	423,123
4.5% 6/1/43 (f)	3,000	3,206
5% 6/1/20 to 4/1/41	275,432	297,548
5% 6/1/43 (f)	8,000	8,626
5% 6/1/43 (f)	6,000	6,470
5.5% 8/1/14 to 7/1/41	197,532	214,740
5.5% 6/1/43 (f)	4,000	4,333
5.5% 6/1/43 (f)	4,000	4,333
6% 8/1/22 to 7/1/41	166,049	182,338
6% 6/1/43 (f)	5,000	5,441
6% 6/1/43 (f)	4,000	4,353
6.5% 4/1/19 to 6/1/40	61,275	69,151
TOTAL FANNIE MAE		2,943,557
Freddie Mac - 3.7%
1.865% 3/1/36 (g)	9,270	9,650
2.369% 12/1/35 (g)	7,845	8,347
2.979% 9/1/37 (g)	2,548	2,740
3% 8/1/42 to 2/1/43	6,173	6,201
3% 6/1/43 (f)	83,000	83,264
3.5% 4/1/42 to 9/1/42	63,662	65,831
3.5% 6/1/43 (f)	57,800	59,737
4% 8/1/31 to 1/1/42	85,160	90,038
4% 10/1/41	5,825	6,200
4.5% 6/1/25 to 10/1/41	115,968	123,982
4.766% 3/1/35 (g)	4,327	4,533
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5% 4/1/23 to 9/1/40	$ 68,959	$ 74,198
5.5% 3/1/34 to 12/1/39	60,603	65,335
6% 4/1/32 to 8/1/37	3,551	3,942
6.5% 8/1/36 to 12/1/37	2,181	2,437
TOTAL FREDDIE MAC		606,435
Ginnie Mae - 7.2%
3% 6/1/43 (f)	104,000	106,111
3% 6/1/43 (f)	30,000	30,609
3% 6/1/43 (f)	39,000	39,791
3.5% 10/15/40 to 12/20/42	175,949	184,939
3.5% 6/1/43 (f)	10,000	10,518
3.5% 6/1/43 (f)	12,000	12,622
3.5% 6/1/43 (f)	16,500	17,313
3.5% 6/1/43 (f)	27,700	29,066
4% 1/15/25 to 3/15/42	176,988	189,585
4% 6/1/43 (f)	2,000	2,124
4.5% 9/15/33 to 9/20/42	237,112	255,789
4.5% 6/1/43 (f)	2,000	2,139
5% 4/15/39 to 9/15/41	127,670	140,217
5% 10/20/39	13,991	15,288
5% 11/20/39	20	22
5% 2/20/40	30	32
5% 3/20/40	64	70
5% 4/20/40	1,165	1,273
5% 6/20/40	4,145	4,529
5% 7/20/40	2,397	2,619
5% 8/20/40	2,960	3,253
5.5% 10/15/35 to 12/20/41	61,959	67,440
6% 5/20/34 to 12/15/40	39,637	44,077
6.5% 8/20/36 to 2/15/39	16,678	18,896
TOTAL GINNIE MAE		1,178,322
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,695,721)		4,728,314
Asset-Backed Securities - 0.1%
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust Series 2009-A4 Class A4, 4.9% 6/23/16	$ 1,000	$ 1,047
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,377
TOTAL ASSET-BACKED SECURITIES (Cost $7,398)		7,424
Commercial Mortgage Securities - 1.6%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	995	1,000
Series 2006-2 Class AAB, 5.9009% 5/10/45 (g)	786	819
Series 2006-5 Class A2, 5.317% 9/10/47	3,456	3,498
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,617
Series 2007-4 Class A3, 6.0025% 2/10/51 (g)	793	826
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	3,939	4,146
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	91
Series 2007-3:
Class A3, 5.7963% 6/10/49 (g)	2,118	2,130
Class A4, 5.7963% 6/10/49 (g)	2,643	2,999
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,122
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(h)	4,865	405
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.9051% 6/11/40 (g)	16,612	19,044
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,948	2,955
Series 2006-T22 Class A4, 5.7648% 4/12/38 (g)	159	176
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (d)	1,490	1,537
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,505
Series 2007-C6 Class A4, 5.8848% 12/10/49 (g)	9,950	11,447
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,483
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,270
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (g)	1,268	1,338
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2006-C1 Class B, 5.359% 8/15/48	$ 3,804	$ 385
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,416	1,061
COMM pass-thru certificates sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,677
Series 2007-C9 Class A4, 5.9933% 12/10/49 (g)	2,805	3,247
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,338	7,059
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,536	2,857
Series 2007-C3 Class A4, 5.8694% 6/15/39 (g)	7,400	8,330
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	1,148	1,309
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (d)(g)	4,524	4,031
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	510	516
Series 2006-C1 Class A3, 5.5814% 2/15/39 (g)	3,256	3,280
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3492% 2/15/22 (d)(g)	480	473
Series 2007-C1 Class B, 5.487% 2/15/40 (d)(g)	1,938	273
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,903
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (d)(g)	477	464
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,151
Series 2006-GG7 Class A4, 6.0605% 7/10/38 (g)	10,980	12,304
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	273	277
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.6743% 12/12/44 (g)	1,282	1,295
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	903
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (g)	320	335
Class A3, 5.336% 5/15/47	529	591
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (g)	17,057	19,494
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (g)	1,837	1,890
Class A4, 6.0024% 6/15/49 (g)	1,995	2,274
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDPX Class A3, 5.42% 1/15/49	$ 5,440	$ 6,132
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (g)	108	43
Class C, 5.9096% 2/12/49 (g)	283	51
Class D, 5.9096% 2/12/49 (g)	298	31
Series 2007-LDP10 Class ES, 5.7044% 1/15/49 (d)(g)	656	5
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0807% 7/15/44 (g)	3,327	3,825
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3	3
Series 2006-C6 Class A4, 5.372% 9/15/39	571	639
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,059
Series 2007-C1:
Class A3, 5.398% 2/15/40	4,740	4,846
Class A4, 5.424% 2/15/40	1,163	1,314
Series 2007-C2 Class A3, 5.43% 2/15/40	611	680
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	1,584	1,782
Series 2007-C7 Class A3, 5.866% 9/15/45	3,983	4,514
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (d)(g)	406	401
Class E, 0.4892% 9/15/21 (d)(g)	1,465	1,434
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6% 1/12/44 (d)(g)	1,103	895
Series 2006-C1 Class A2, 5.8275% 5/12/39 (g)	500	501
Series 2007-C1 Class A4, 6.0442% 6/12/50 (g)	4,800	5,476
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,112
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (g)	66	66
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	752	782
Series 2007-5 Class A4, 5.378% 8/12/48	51	57
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	2,000	2,247
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	4,438	5,049
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	3,405	3,492
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,268	316
Series 2007-8 Class A3, 6.1305% 8/12/49 (g)	1,094	1,260
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.36% 10/15/20 (d)(g)	$ 728	$ 710
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	844	846
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	614	629
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,627
Series 2006-IQ11 Class A4, 5.8515% 10/15/42 (g)	346	380
Series 2006-T23 Class A3, 5.9917% 8/12/41 (g)	647	644
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (g)	1,902	2,156
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	70
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class E, 0.4782% 9/15/21 (d)(g)	252	241
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,364	3,429
Series 2007-C30 Class A5, 5.342% 12/15/43	1,357	1,527
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,479
Series 2007-C32 Class A3, 5.9236% 6/15/49 (g)	7,152	8,141
Series 2007-C33 Class A5, 6.1222% 2/15/51 (g)	839	970
Series 2003-C6 Class G, 5.125% 8/15/35 (d)(g)	602	602
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,330
Series 2005-C22:
Class B, 5.5564% 12/15/44 (g)	2,812	2,281
Class F, 5.5564% 12/15/44 (d)(g)	2,115	585
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	7,395	8,176
Series 2006-C25 Class AM, 5.9186% 5/15/43 (g)	664	738
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $188,655)		266,360
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	14,193
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,276
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,189
7.55% 4/1/39	15,000	21,455
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,930
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
4.511% 3/1/15	$ 1,590	$ 1,678
4.961% 3/1/16	2,830	3,073
5.877% 3/1/19	2,080	2,364
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	13,215
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,310
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,442
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	13,073
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,734
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,711
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,200
TOTAL MUNICIPAL SECURITIES (Cost $106,638)		119,843
Foreign Government and Government Agency Obligations - 2.3%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	17,444
5.625% 1/7/41	13,000	14,430
6% 1/17/17	3,000	3,410
Canadian Government:
0.875% 2/14/17	2,200	2,208
2.375% 9/10/14	3,000	3,079
Chilean Republic 3.25% 9/14/21	9,000	9,248
Colombian Republic:
2.625% 3/15/23	7,575	7,045
6.125% 1/18/41	4,750	5,700
Export Development Canada 1.25% 10/26/16	4,000	4,070
Israeli State 4% 6/30/22	7,000	7,476
Italian Republic:
3.125% 1/26/15	16,000	16,413
6.875% 9/27/23	6,000	7,093
KfW:
0.5% 4/19/16	8,000	7,973
1% 1/12/15	38,700	39,093
1% 6/11/18	5,900	5,866
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
KfW: - continued
2.125% 1/17/23	$ 12,000	$ 11,753
4% 1/27/20	3,000	3,418
4.875% 6/17/19	25,000	29,726
Korean Republic 7.125% 4/16/19	6,650	8,405
Manitoba Province:
1.3% 4/3/17	3,420	3,469
2.1% 9/6/22	1,900	1,833
New Brunswick Province 2.75% 6/15/18	4,350	4,624
Ontario Province:
0.95% 5/26/15	17,000	17,156
4% 10/7/19	15,000	16,863
Panamanian Republic 4.3% 4/29/53	5,675	5,108
Peruvian Republic:
5.625% 11/18/50	3,300	3,770
6.55% 3/14/37	3,075	3,936
7.125% 3/30/19	1,900	2,375
Polish Government:
3.875% 7/16/15	4,350	4,582
5% 10/19/15	3,050	3,297
5% 3/23/22	14,500	16,421
Province of British Columbia 1.2% 4/25/17	7,600	7,692
Province of Quebec 2.75% 8/25/21	20,000	20,398
South African Republic:
5.875% 5/30/22	1,900	2,180
6.875% 5/27/19	5,700	6,790
United Mexican States:
3.625% 3/15/22	3,000	3,090
4.75% 3/8/44	9,700	9,700
5.125% 1/15/20	23,500	26,790
6.05% 1/11/40	6,000	7,080
Uruguay Republic 4.125% 11/20/45	4,750	4,228
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $358,948)		375,232
Supranational Obligations - 1.1%

African Development Bank:
0.875% 3/15/18	1,900	1,873
1.125% 3/15/17	1,300	1,315
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
African Development Bank: - continued
3% 5/27/14	$ 5,000	$ 5,131
Asian Development Bank:
1.125% 3/15/17	5,000	5,070
2.75% 5/21/14	30,000	30,708
Council of Europe Development Bank:
1% 3/7/18	1,900	1,876
2.625% 2/16/16	4,250	4,469
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,688
1.625% 9/3/15	4,750	4,873
2.5% 3/15/16	3,800	3,995
European Investment Bank:
2.875% 1/15/15	5,000	5,192
3.125% 6/4/14	72,000	73,986
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,904
1.125% 3/15/17	17,100	17,252
3% 4/22/14	7,700	7,887
3.875% 9/17/19	5,000	5,706
International Bank for Reconstruction & Development 1.75% 7/15/13	4,000	4,008
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $175,445)		179,933
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,505)	3,422	3,631
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (e)(g) (Cost $1,144)	1,725	1,953
Money Market Funds - 6.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (a) (Cost $1,069,050)	1,069,049,796	$ 1,069,050
Cash Equivalents - 0.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (b) (Cost $117,776)	$ 117,777	117,776
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $16,975,439)		17,601,398
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(1,149,797)
NET ASSETS - 100%		$ 16,451,601
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4.5% 6/1/43	$ (1,500)	(1,604)
5% 6/1/43	(1,000)	(1,078)
TOTAL TBA SALE COMMITMENTS (Proceeds $2,705)		$ (2,682)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,307,000 or 0.6% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$117,776,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 117,776
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,085
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,589,135	$ -	$ 3,589,135	$ -
U.S. Government and Government Agency Obligations	7,142,747	-	7,142,747	-
U.S. Government Agency - Mortgage Securities	4,728,314	-	4,728,314	-
Asset-Backed Securities	7,424	-	7,424	-
Commercial Mortgage Securities	266,360	-	266,290	70
Municipal Securities	119,843	-	119,843	-
Foreign Government and Government Agency Obligations	375,232	-	375,232	-
Supranational Obligations	179,933	-	179,933	-
Bank Notes	3,631	-	3,631	-
Preferred Securities	1,953	-	1,953	-
Money Market Funds	1,069,050	1,069,050	-	-
Cash Equivalents	117,776	-	117,776	-
Total Investments in Securities:	$ 17,601,398	$ 1,069,050	$ 16,532,278	$ 70
Other Financial Instruments:
TBA Sale Commitments	$ (2,682)	$ -	$ (2,682)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $17,023,631,000. Net unrealized appreciation aggregated $577,767,000, of which $686,377,000 related to appreciated investment securities and $108,610,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.804863.109

AIGB-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Media - 2.1%
Comcast Corp.:
4.65% 7/15/42	$ 17,095	$ 17,516
5.15% 3/1/20	5,596	6,593
5.7% 5/15/18	6,385	7,605
6.5% 1/15/17	4,125	4,873
COX Communications, Inc. 3.25% 12/15/22 (e)	2,605	2,565
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,409
Discovery Communications LLC:
3.25% 4/1/23	954	945
4.875% 4/1/43	2,236	2,235
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,461
6.4% 4/30/40	5,000	6,320
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,087
News America, Inc. 6.15% 2/15/41	13,033	15,251
Time Warner Cable, Inc.:
4% 9/1/21	17,000	17,775
4.5% 9/15/42	3,986	3,565
6.75% 7/1/18	5,587	6,774
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,100
6.2% 3/15/40	5,000	5,784
		131,858
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	1,038	1,047
FBG Finance Ltd. 5.125% 6/15/15 (e)	5,189	5,603
Fortune Brands, Inc.:
5.375% 1/15/16	470	517
6.375% 6/15/14	2,462	2,602
Heineken NV:
1.4% 10/1/17 (e)	2,654	2,622
2.75% 4/1/23 (e)	2,773	2,673
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	3,930	4,137
		19,201
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 2,478	$ 2,492
3.2% 1/25/23	2,882	2,844
4.65% 1/25/43	3,209	3,150
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,278
6.5% 8/11/17	4,718	5,598
6.5% 2/9/40	8,992	11,394
		29,756
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,437
4.25% 8/9/42	3,603	3,187
9.25% 8/6/19	1,776	2,433
9.7% 11/10/18	2,882	3,939
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,489
4.75% 11/1/42	4,468	4,201
6.75% 6/15/17	7,156	8,475
7.25% 6/15/37	9,654	12,031
		52,192
TOTAL CONSUMER STAPLES		103,360
ENERGY - 3.5%
Energy Equipment & Services - 0.7%
DCP Midstream LLC:
4.75% 9/30/21 (e)	4,849	5,125
5.35% 3/15/20 (e)	4,973	5,417
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,549
5% 10/1/21	3,162	3,519
FMC Technologies, Inc.:
2% 10/1/17	662	663
3.45% 10/1/22	1,200	1,193
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	15,099
Transocean, Inc. 5.05% 12/15/16	3,231	3,580
		41,145
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 21,602	$ 25,489
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,258
3.875% 3/15/23	1,942	1,908
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,003
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,948
Nakilat, Inc. 6.067% 12/31/33 (e)	2,634	3,182
Petro-Canada 6.05% 5/15/18	1,963	2,330
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	29,516
5.625% 5/20/43	6,485	6,058
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,943
5.375% 1/27/21	6,755	7,142
5.75% 1/20/20	4,534	4,931
Petroleos Mexicanos:
3.5% 1/30/23 (e)	7,893	7,498
4.875% 1/24/22	4,590	4,911
5.5% 6/27/44	18,592	18,174
5.5% 6/27/44 (e)	13,536	13,231
6.5% 6/2/41	10,476	11,733
Phillips 66:
4.3% 4/1/22	4,638	5,008
5.875% 5/1/42	3,971	4,630
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	803
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,857
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,076
4.6% 6/15/21	1,124	1,182
Western Gas Partners LP 5.375% 6/1/21	6,237	7,036
Williams Partners LP 4.125% 11/15/20	1,029	1,094
		182,941
TOTAL ENERGY		224,086
FINANCIALS - 11.9%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,305
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.75% 1/24/22	$ 7,392	$ 8,473
5.95% 1/18/18	4,817	5,559
6.75% 10/1/37	9,413	10,287
Lazard Group LLC:
6.85% 6/15/17	2,464	2,825
7.125% 5/15/15	7,737	8,475
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,265	2,435
Morgan Stanley:
2.125% 4/25/18	9,946	9,826
3.75% 2/25/23	8,227	8,173
4.875% 11/1/22	14,515	14,927
5.75% 1/25/21	7,597	8,668
6.625% 4/1/18	7,981	9,401
7.3% 5/13/19	4,777	5,858
		101,212
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	3,698	4,104
Credit Suisse 6% 2/15/18	8,864	10,235
Discover Bank:
7% 4/15/20	6,703	8,127
8.7% 11/18/19	1,409	1,853
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,254
8.25% 3/1/38	2,385	3,300
Fifth Third Capital Trust IV 6.5% 4/15/37 (h)	3,533	3,542
HBOS PLC 6.75% 5/21/18 (e)	3,056	3,432
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,969
JPMorgan Chase Bank 6% 10/1/17	5,986	6,992
KeyBank NA 6.95% 2/1/28	1,344	1,655
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,548
Regions Bank:
6.45% 6/26/37	9,230	10,176
7.5% 5/15/18	14,687	17,822
Regions Financial Corp.:
2% 5/15/18	5,300	5,195
5.75% 6/15/15	1,094	1,184
7.75% 11/10/14	4,705	5,118
Royal Bank of Scotland Group PLC 6.125% 12/15/22	13,328	13,749
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Bank 2.75% 5/1/23	$ 9,271	$ 8,869
Wachovia Corp. 4.875% 2/15/14	4,283	4,410
		121,534
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,866	4,908
5.2% 4/27/22	4,096	4,515
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,031
General Electric Capital Corp. 1% 12/11/15	5,560	5,584
HSBC USA, Inc. 1.625% 1/16/18	6,024	5,981
Hyundai Capital America:
1.625% 10/2/15 (e)	1,673	1,685
2.125% 10/2/17 (e)	1,850	1,829
		33,533
Diversified Financial Services - 2.4%
Bank of America Corp.:
3.3% 1/11/23	22,561	21,888
3.875% 3/22/17	3,343	3,575
5.65% 5/1/18	3,745	4,292
5.75% 12/1/17	9,833	11,268
6.5% 8/1/16	5,430	6,209
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,307
4.05% 7/30/22	2,865	2,869
4.5% 1/14/22	6,932	7,518
6.125% 5/15/18	3,326	3,924
6.5% 8/19/13	1,317	1,333
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,540
3.2% 1/25/23	13,623	13,322
3.25% 9/23/22	25,741	25,231
4.35% 8/15/21	15,680	16,887
4.5% 1/24/22	4,927	5,348
4.95% 3/25/20	8,888	10,023
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	5,760	5,830
TECO Finance, Inc.:
4% 3/15/16	1,439	1,543
5.15% 3/15/20	2,067	2,354
		152,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	$ 3,411	$ 3,779
Aon Corp.:
3.125% 5/27/16	4,835	5,098
5% 9/30/20	2,135	2,436
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,700
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(h)	10,398	11,022
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,757	5,431
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	5,273	5,747
6.7% 8/15/16 (e)	7,459	8,626
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,320
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	2,736	3,082
MetLife, Inc.:
1.756% 12/15/17 (c)	2,220	2,237
3.048% 12/15/22	4,547	4,464
6.75% 6/1/16	4,485	5,224
Metropolitan Life Global Funding I 3% 1/10/23 (e)	4,260	4,204
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,853	6,979
Pacific LifeCorp:
5.125% 1/30/43 (e)	6,810	6,726
6% 2/10/20 (e)	422	478
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,067
5.8% 11/16/41	3,662	4,216
6.2% 11/15/40	1,810	2,208
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,900	5,381
Unum Group:
5.625% 9/15/20	4,155	4,735
5.75% 8/15/42	6,816	7,488
		112,648
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,578
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,846
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,091
Camden Property Trust:
2.95% 12/15/22	2,605	2,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.375% 12/15/13	$ 1,818	$ 1,862
DDR Corp. 4.625% 7/15/22	9,008	9,639
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,960
7.5% 4/1/17	2,623	3,117
9.625% 3/15/16	5,988	7,243
Duke Realty LP:
3.625% 4/15/23	3,352	3,279
3.875% 10/15/22	8,795	8,811
4.375% 6/15/22	2,822	2,938
5.4% 8/15/14	5,369	5,643
5.5% 3/1/16	5,038	5,534
5.95% 2/15/17	1,536	1,738
6.5% 1/15/18	5,065	5,962
Equity One, Inc.:
3.75% 11/15/22	12,000	11,867
5.375% 10/15/15	585	635
6% 9/15/17	3,423	3,903
6.25% 1/15/17	2,422	2,750
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,688
5.9% 4/1/20	1,389	1,651
6.2% 1/15/17	1,215	1,400
Health Care REIT, Inc. 2.25% 3/15/18	2,776	2,799
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,126
6.65% 1/15/18	2,600	2,883
UDR, Inc. 5.5% 4/1/14	6,383	6,614
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,844
Weingarten Realty Investors 3.375% 10/15/22	990	959
		114,858
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,537	4,581
6.3% 6/1/13	4,607	4,607
BioMed Realty LP:
3.85% 4/15/16	5,000	5,299
4.25% 7/15/22	2,226	2,314
6.125% 4/15/20	1,872	2,174
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 14,620	$ 14,501
4.95% 4/15/18	3,078	3,377
5.7% 5/1/17	2,243	2,502
7.5% 5/15/15	805	899
Colonial Properties Trust 5.5% 10/1/15	5,995	6,505
Colonial Realty LP 6.05% 9/1/16	4,436	4,974
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,820
ERP Operating LP:
4.625% 12/15/21	7,320	8,067
5.75% 6/15/17	1,259	1,456
Liberty Property LP:
3.375% 6/15/23	3,567	3,467
4.125% 6/15/22	2,421	2,514
5.5% 12/15/16	3,158	3,542
6.625% 10/1/17	3,709	4,346
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,613
3.15% 5/15/23	7,757	7,268
4.5% 4/18/22	1,473	1,548
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,079
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	6,741	7,079
5.5% 1/15/14 (e)	4,505	4,596
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,344
Regency Centers LP 5.25% 8/1/15	2,315	2,509
Simon Property Group LP 2.75% 2/1/23	4,461	4,309
Tanger Properties LP:
6.125% 6/1/20	4,725	5,702
6.15% 11/15/15	9,117	10,261
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,367	4,358
		132,611
TOTAL FINANCIALS		768,657
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	9,277	9,867
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.375% 5/15/43	$ 1,536	$ 1,688
5.65% 6/15/42	3,922	4,419
		15,974
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	721	716
2.75% 11/15/22	2,908	2,788
4.125% 11/15/42	1,623	1,517
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,597
4.75% 11/15/21	5,135	5,748
Express Scripts, Inc. 3.125% 5/15/16	4,472	4,720
UnitedHealth Group, Inc.:
1.625% 3/15/19	2,021	1,991
2.75% 2/15/23	865	837
2.875% 3/15/23	8,722	8,506
3.95% 10/15/42	1,185	1,089
4.25% 3/15/43	6,000	5,777
WellPoint, Inc.:
3.3% 1/15/23	20,698	20,577
4.65% 1/15/43	5,973	5,947
		67,810
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (e)	6,181	6,166
2.9% 11/6/22 (e)	6,340	6,176
4.4% 11/6/42 (e)	6,191	6,064
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,731
Zoetis, Inc.:
1.875% 2/1/18 (e)	1,077	1,079
3.25% 2/1/23 (e)	2,627	2,603
4.7% 2/1/43 (e)	2,636	2,633
		26,452
TOTAL HEALTH CARE		110,236
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 992	$ 1,114
6.795% 2/2/20	222	237
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,856	1,949
8.36% 1/20/19	6,946	7,814
		11,114
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	3,859
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,984	3,439
TOTAL INDUSTRIALS		18,412
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	4,845
6.55% 10/1/17	2,421	2,851
		7,696
MATERIALS - 0.2%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,955
4.25% 11/15/20	2,512	2,757
4.375% 11/15/42	2,291	2,146
		9,858
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	5,087	5,224
TOTAL MATERIALS		15,082
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
4.35% 6/15/45 (e)	9,588	8,920
5.35% 9/1/40	3,156	3,384
5.55% 8/15/41	28,351	31,395
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 222	$ 284
CenturyLink, Inc.:
5.15% 6/15/17	528	565
6% 4/1/17	1,320	1,455
6.15% 9/15/19	3,260	3,505
Embarq Corp.:
7.082% 6/1/16	3,438	3,941
7.995% 6/1/36	8,437	9,158
Verizon Communications, Inc.:
3.85% 11/1/42	2,014	1,741
6.1% 4/15/18	6,019	7,197
		71,545
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,091
3.125% 7/16/22	3,499	3,344
		10,435
TOTAL TELECOMMUNICATION SERVICES		81,980
UTILITIES - 2.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,818
2.95% 12/15/22	2,683	2,609
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,551
Duke Capital LLC 5.668% 8/15/14	6,310	6,661
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,443	4,048
6.4% 9/15/20 (e)	9,167	11,222
Edison International 3.75% 9/15/17	3,716	3,997
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,590
4.25% 3/15/23	8,739	8,628
7.375% 11/15/31	9,449	10,684
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,413
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,336
Northeast Utilities:
1.45% 5/1/18	1,747	1,725
2.8% 5/1/23	7,934	7,679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17	$ 4,923	$ 5,721
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,073
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,689
		99,444
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,894	3,351
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,653
		5,004
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,860
6.5% 5/1/18	5,351	6,318
PSEG Power LLC 2.75% 9/15/16	1,192	1,236
		10,414
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.5836% 9/30/66 (h)	8,352	7,889
7.5% 6/30/66 (h)	3,654	4,056
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,269
5.25% 2/15/43	5,352	5,567
5.4% 7/15/14	1,393	1,461
5.45% 9/15/20	1,461	1,674
5.8% 2/1/42	2,709	3,005
5.95% 6/15/41	4,935	5,610
6.4% 3/15/18	4,529	5,383
Sempra Energy:
2.3% 4/1/17	5,159	5,308
2.875% 10/1/22	7,893	7,712
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,346
		54,280
TOTAL UTILITIES		169,142
TOTAL NONCONVERTIBLE BONDS (Cost $1,562,641)		1,630,509
U.S. Treasury Obligations - 25.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds 3.125% 2/15/43	$ 33,390	$ 32,430
U.S. Treasury Notes:
0.375% 1/15/16	619,479	618,650
0.875% 1/31/18 (g)	142,555	141,965
1% 5/31/18	84,577	84,432
1.125% 4/30/20 (d)	257,770	251,124
1.375% 5/31/20	495,097	489,682
2% 2/15/23	7	7
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,630,528)		1,618,290
U.S. Government Agency - Mortgage Securities - 13.2%

Fannie Mae - 8.1%
2.5% 6/1/28 (f)	9,000	9,194
2.5% 6/1/28 (f)	4,300	4,393
2.5% 6/1/28 (f)	6,400	6,538
2.559% 6/1/36 (h)	133	143
2.7% 2/1/35 (h)	2,291	2,464
2.935% 7/1/37 (h)	312	331
3% 4/1/27 to 2/1/43	14,637	14,991
3% 6/1/43 (f)	1,000	1,007
3% 6/1/43 (f)	1,000	1,007
3% 6/1/43 (f)	1,500	1,511
3% 6/1/43 (f)	1,000	1,007
3% 6/1/43 (f)	3,100	3,122
3.5% 1/1/26 to 6/1/43	147,479	152,483
3.5% 6/1/43 (f)	18,600	19,270
3.5% 6/1/43 (f)	18,600	19,270
3.5% 6/1/43 (f)	11,400	11,811
4% 4/1/25 to 7/1/42	70,801	75,156
4% 6/1/43 (f)	11,200	11,817
4% 6/1/43 (f)	4,500	4,748
4% 6/1/43 (f)	14,400	15,193
4.5% 12/1/23 to 10/1/41	30,368	32,646
4.5% 6/1/43 (f)	18,800	20,088
5% 10/1/21 to 9/1/25	1,465	1,569
5.5% 7/1/28 to 10/1/37	20,662	22,620
5.5% 6/1/43 (f)	1,000	1,083
5.5% 6/1/43 (f)	19,500	21,122
5.5% 6/1/43 (f)	19,500	21,122
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/22 to 7/1/41	$ 24,625	$ 27,113
6.5% 7/1/32 to 8/1/36	15,449	17,686
TOTAL FANNIE MAE		520,505
Freddie Mac - 2.3%
3% 8/1/42 to 3/1/43	32,084	32,227
3% 6/1/43 (f)	13,200	13,242
3.287% 10/1/35 (h)	184	198
3.5% 1/1/26 to 4/1/43	39,154	40,647
4% 6/1/24 to 4/1/42	12,275	13,051
4% 10/1/41	5,426	5,837
4% 6/1/43 (f)	1,300	1,368
4.5% 7/1/25 to 10/1/41	23,133	24,886
5% 9/1/39 to 3/1/41	9,148	9,954
5.5% 11/1/33 to 8/1/38	535	578
6% 7/1/37 to 8/1/37	1,750	1,905
6.5% 9/1/39	2,356	2,630
TOTAL FREDDIE MAC		146,523
Ginnie Mae - 2.8%
3% 6/1/43 (f)	6,900	7,040
3% 6/1/43 (f)	11,000	11,222
3% 6/1/43 (f)	14,000	14,282
3% 6/1/43 (f)	4,000	4,081
3.5% 3/15/42 to 10/20/42	6,294	6,622
3.5% 6/1/43 (f)	3,300	3,463
3.5% 6/1/43 (f)	5,600	5,876
3.5% 6/1/43 (f)	12,500	13,116
4% 1/15/25 to 11/15/41	29,373	31,502
4.5% 5/15/39 to 4/15/41	27,643	29,966
5% 3/15/39 to 9/15/41	15,587	17,069
5% 10/20/39	3,901	4,262
5% 4/20/40	2,914	3,184
5% 6/20/40	2,427	2,652
5% 7/20/40	376	411
5% 8/20/40	2,713	2,982
5% 4/20/41	9,794	10,598
5% 6/20/41	4,701	5,087
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 9/15/38	$ 4,611	$ 5,062
6% 9/20/38	3,296	3,642
TOTAL GINNIE MAE		182,119
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $854,155)		849,147
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (h)	432	384
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (h)	173	175
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (h)	20	20
Airspeed Ltd. Series 2007-1A Class C1, 2.6992% 6/15/32 (e)(h)	5,643	3,273
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (h)	43	40
Series 2004-R2 Class M3, 1.0183% 4/25/34 (h)	61	52
Series 2005-R2 Class M1, 0.6433% 4/25/35 (h)	1,150	1,127
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (h)	30	28
Series 2004-W7 Class M1, 1.0183% 5/25/34 (h)	808	773
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (h)	795	295
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (e)(h)	296	237
Class C, 1.2982% 7/20/39 (e)(h)	456	23
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (h)	1,140	719
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (h)	9	9
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4502% 3/25/32 (MGIC Investment Corp. Insured) (h)	16	11
Series 2004-3 Class M4, 1.6483% 4/25/34 (h)	101	75
Series 2004-4 Class M2, 0.9883% 6/25/34 (h)	372	340
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (h)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (h)	231	183
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (h)	$ 11	$ 9
Fremont Home Loan Trust Series 2005-A Class M4, 1.2133% 1/25/35 (h)	231	27
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (e)(h)	2,174	1,522
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (e)(h)	68	65
Series 2006-2A:
Class A, 0.3792% 11/15/34 (e)(h)	784	725
Class B, 0.4792% 11/15/34 (e)(h)	284	242
Class C, 0.5792% 11/15/34 (e)(h)	470	341
Class D, 0.9492% 11/15/34 (e)(h)	224	152
GSAMP Trust Series 2004-AR1 Class B4, 4.0669% 6/25/34 (c)(e)	259	25
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (e)(h)	1,052	1,047
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (h)	159	149
Series 2003-3 Class M1, 1.4833% 8/25/33 (h)	391	369
Series 2003-5 Class A2, 0.8933% 12/25/33 (h)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (h)	913	490
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (h)	913	879
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (h)	264	258
Series 2006-A Class 2C, 1.4331% 3/27/42 (h)	1,605	78
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (h)	381	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (h)	68	56
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (h)	240	201
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (h)	582	508
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (h)	1,393	1,290
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (h)	36	36
Series 2004-NC8 Class M6, 2.0683% 9/25/34 (h)	81	56
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (h)	253	238
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (h)	264	11
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (h)	903	789
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (b)(e)(h)	$ 449	$ 0
Series 2006-1A Class A, 1.5982% 3/20/11 (b)(e)(h)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (h)	337	293
Class M4, 1.6433% 9/25/34 (h)	433	151
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (h)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (h)	763	559
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (h)	45	33
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	159	161
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (h)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (e)(h)	1,750	53
TOTAL ASSET-BACKED SECURITIES (Cost $17,626)		18,644
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.2%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	917	921
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (h)	562	576
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3782% 12/20/54 (h)	2,694	2,547
Class M1, 0.5382% 12/20/54 (h)	710	650
Series 2007-1:
Class 1M1, 0.4982% 12/20/54 (h)	894	818
Class 2M1, 0.6982% 12/20/54 (h)	1,148	1,051
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (h)	341	336
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (h)	928	753
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (h)	404	309
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (h)	726	640
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (h)	$ 1,046	$ 1,005
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (e)(h)	449	410
Class B6, 3.0492% 7/10/35 (e)(h)	595	539
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (e)(h)	44	44
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (h)	20	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (h)	124	125
TOTAL PRIVATE SPONSOR		10,743
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5933% 6/25/37 (h)	13,646	13,646
Series 2007-85 Class FL, 0.7333% 9/25/37 (h)	5,278	5,324
Series 2007-89 Class FT, 0.7633% 9/25/37 (h)	3,807	3,835
Series 2012-110 Class JF, 0.6433% 10/25/42 (h)	7,098	7,088
Series 2012-122 Class LF, 0.5933% 11/25/42 (h)	33,795	34,004
Series 2012-93 Class FE, 0.5933% 9/25/42 (h)	18,965	18,998
Series 2013-44 Class FA, 0.455% 5/25/43 (h)	24,562	24,556
floater planned amortization class:
Series 2012-128 Class VF, 0.4433% 6/25/42 (h)	21,153	21,176
Series 2012-111 Class NF, 0.5433% 5/25/42 (h)	4,341	4,343
Series 2012-113 Class PF, 0.5433% 10/25/40 (h)	11,014	11,030
Series 2012-128 Class YF, 0.4933% 6/25/42 (h)	19,702	19,766
floater sequential payer:
Series 2012-101 Class FB, 0.6433% 5/25/39 (h)	16,574	16,706
Series 2012-111 Class JF 0.5933% 7/25/40 (h)	504	506
Freddie Mac:
floater:
Series 3349 Class FE, 0.6892% 7/15/37 (h)	4,684	4,707
Series 3376 Class FA, 0.7992% 10/15/37 (h)	4,661	4,718
Series 4087 Class FB, 0.6692% 7/15/42 (h)	37,343	37,349
floater planned amortization class Series 4094 Class BF, 0.5992% 8/15/32 (h)	6,145	6,165
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6797% 10/16/40 (h)	$ 6,499	$ 6,497
Series 2012-113 Class FJ, 0.4482% 1/20/42 (h)	9,025	9,052
Series 2012-48 Class FA, 0.5497% 4/16/42 (h)	11,214	11,247
Series 2012-75 Class FA, 0.6482% 6/20/42 (h)	10,453	10,534
Series 2012-76 Class GF 0.4997% 6/16/42 (h)	2,345	2,336
Series 2012-93 Class NF, 0.5982% 7/20/42 (h)	7,134	7,132
floater sequential payer Series 2010-113 Class JF, 0.5982% 3/20/38 (h)	5,419	5,429
TOTAL U.S. GOVERNMENT AGENCY		286,144
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $292,217)		296,887
Commercial Mortgage Securities - 10.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (h)(j)	565	18
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	859	863
Series 2006-2 Class AAB, 5.9009% 5/10/45 (h)	679	708
Series 2006-3 Class A4, 5.889% 7/10/44	4,730	5,292
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,260
Series 2007-4 Class A3, 6.0025% 2/10/51 (h)	684	713
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	3,402	3,581
Series 2006-6 Class E, 5.619% 10/10/45 (e)	633	79
Series 2007-3:
Class A3, 5.7963% 6/10/49 (h)	1,828	1,838
Class A4, 5.7963% 6/10/49 (h)	2,283	2,591
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (e)(h)	41	30
Series 2005-3A:
Class A2, 0.5933% 11/25/35 (e)(h)	284	233
Class M1, 0.6333% 11/25/35 (e)(h)	76	55
Class M2, 0.6833% 11/25/35 (e)(h)	57	41
Class M3, 0.7033% 11/25/35 (e)(h)	51	36
Class M4, 0.7933% 11/25/35 (e)(h)	64	40
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (e)(h)	716	608
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class B1, 1.5933% 1/25/36 (e)(h)	$ 78	$ 16
Class M1, 0.6433% 1/25/36 (e)(h)	231	129
Class M2, 0.6633% 1/25/36 (e)(h)	87	46
Class M3, 0.6933% 1/25/36 (e)(h)	127	65
Class M4, 0.8033% 1/25/36 (e)(h)	70	34
Class M5, 0.8433% 1/25/36 (e)(h)	70	25
Class M6, 0.8933% 1/25/36 (e)(h)	75	22
Series 2006-1:
Class A2, 0.5533% 4/25/36 (e)(h)	139	121
Class M1, 0.5733% 4/25/36 (e)(h)	84	59
Class M2, 0.5933% 4/25/36 (e)(h)	89	61
Class M3, 0.6133% 4/25/36 (e)(h)	77	49
Class M4, 0.7133% 4/25/36 (e)(h)	43	26
Class M5, 0.7533% 4/25/36 (e)(h)	42	23
Class M6, 0.8333% 4/25/36 (e)(h)	84	38
Series 2006-2A:
Class M1, 0.5033% 7/25/36 (e)(h)	132	81
Class M2, 0.5233% 7/25/36 (e)(h)	93	52
Class M3, 0.5433% 7/25/36 (e)(h)	77	36
Class M4, 0.6133% 7/25/36 (e)(h)	89	36
Class M5, 0.6633% 7/25/36 (e)(h)	64	22
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (e)(h)	107	16
Class M5, 0.6733% 10/25/36 (e)(h)	48	3
Series 2006-4A:
Class A2, 0.4633% 12/25/36 (e)(h)	2,123	1,321
Class M1, 0.4833% 12/25/36 (e)(h)	170	60
Class M2, 0.5033% 12/25/36 (e)(h)	114	32
Class M3, 0.5333% 12/25/36 (e)(h)	116	24
Class M6, 0.7133% 12/25/36 (e)(h)	40	1
Series 2007-1 Class A2, 0.4633% 3/25/37 (e)(h)	451	287
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (e)(h)	1,220	917
Class A2, 0.5133% 7/25/37 (e)(h)	1,143	591
Class M1, 0.5633% 7/25/37 (e)(h)	390	107
Class M2, 0.6033% 7/25/37 (e)(h)	254	43
Class M3, 0.6833% 7/25/37 (e)(h)	257	26
Class M4, 0.8433% 7/25/37 (e)(h)	427	19
Class M5, 0.9433% 7/25/37 (e)(h)	377	15
Class M6, 1.1933% 7/25/37 (e)(h)	23	0
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class A2, 0.4833% 7/25/37 (e)(h)	$ 435	$ 260
Class B1, 1.1433% 7/25/37 (e)(h)	160	12
Class M1, 0.5033% 7/25/37 (e)(h)	231	85
Class M2, 0.5333% 7/25/37 (e)(h)	246	72
Class M3, 0.5633% 7/25/37 (e)(h)	397	92
Class M4, 0.6933% 7/25/37 (e)(h)	625	127
Class M5, 0.7933% 7/25/37 (e)(h)	316	46
Class M6, 0.9933% 7/25/37 (e)(h)	240	29
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (e)(h)	210	20
Class M2, 1.2433% 9/25/37 (e)(h)	210	16
Class M4, 1.7933% 9/25/37 (e)(h)	427	21
Class M5, 1.9433% 9/25/37 (e)(h)	8	0
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (e)(h)	489	465
Class E, 0.4992% 3/15/22 (e)(h)	2,030	1,888
Class F, 0.5492% 3/15/22 (e)(h)	1,246	1,134
Class G, 0.5992% 3/15/22 (e)(h)	401	357
Class H, 0.7492% 3/15/22 (e)(h)	489	425
Class J, 0.8992% 3/15/22 (e)(h)	489	413
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (e)(h)(j)	12,947	47
Series 2006-T22 Class A4, 5.7648% 4/12/38 (h)	137	151
Series 2006-T24 Class X2, 0.6225% 10/12/41 (e)(h)(j)	1,678	3
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (e)(h)(j)	88,774	675
Series 2007-T28 Class X2, 0.3236% 9/11/42 (e)(h)(j)	48,388	194
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (e)(h)	389	367
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,287	1,328
Class XCL, 1.5785% 5/15/35 (e)(h)(j)	4,298	68
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3392% 4/15/22 (e)(h)	105	104
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,044	2,294
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,097
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (h)	$ 1,095	$ 1,156
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	333
Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	917
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (e)(h)	100	88
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (e)(h)	673	639
Class D, 0.5392% 11/15/17 (e)(h)	35	33
Class E, 0.5892% 11/15/17 (e)(h)	124	114
Class F, 0.6492% 11/15/17 (e)(h)	95	86
Class G, 0.6992% 11/15/17 (e)(h)	66	58
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (e)(h)	1,560	1,495
sequential payer Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,176
Series 2006-C8 Class XP, 0.6611% 12/10/46 (h)(j)	8,934	22
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8694% 6/15/39 (h)	11,951	13,453
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (h)(j)	5,567	21
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,130
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (e)(h)	3,907	3,481
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (h)(j)	290	0
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (e)(h)(j)	447	0
Series 2006-C1 Class A3, 5.5814% 2/15/39 (h)	2,812	2,833
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (e)(h)	414	408
Class C:
0.3692% 2/15/22 (e)(h)	1,180	1,160
0.4692% 2/15/22 (e)(h)	421	408
Class F, 0.5192% 2/15/22 (e)(h)	843	811
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (h)(j)	16,911	53
Class B, 5.487% 2/15/40 (e)(h)	1,677	237
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 15,074
Series 2001-1 Class X1, 2.2683% 5/15/33 (e)(h)(j)	630	9
Series 2007-C1 Class XP, 0.3409% 12/10/49 (h)(j)	14,189	27
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (e)(h)	412	400
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,891
Series 2006-GG7 Class A4, 6.0605% 7/10/38 (h)	10,332	11,578
Series 2007-GG11 Class A1, 0.395% 12/10/49 (e)(h)(j)	21,136	90
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (e)(h)	2,170	2,177
Class C, 2.0056% 3/6/20 (e)(h)	1,041	1,044
Class D, 2.2018% 3/6/20 (e)(h)	6,868	6,892
Class F, 2.6334% 3/6/20 (e)(h)	107	107
Class G, 2.7903% 3/6/20 (e)(h)	54	54
Class H, 3.3004% 3/6/20 (e)(h)	479	481
Class J, 4.0852% 3/6/20 (e)(h)	686	689
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	237	240
Series 2007-GG10 Class A2, 5.778% 8/10/45	236	239
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (e)(h)	540	525
Class C, 0.4092% 11/15/18 (e)(h)	383	371
Class D, 0.4292% 11/15/18 (e)(h)	152	144
Class E, 0.4792% 11/15/18 (e)(h)	218	206
Class F, 0.5292% 11/15/18 (e)(h)	261	246
Class G, 0.5592% 11/15/18 (e)(h)	228	214
Class H, 0.6992% 11/15/18 (e)(h)	218	203
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	277	289
Class A3, 5.336% 5/15/47	25,526	28,521
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (h)	22,580	25,806
Series 2007-LD11 Class A4, 6.0024% 6/15/49 (h)	97,451	111,055
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	842	849
Series 2006-CB17 Class A3, 5.45% 12/12/43	191	191
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (h)	$ 93	$ 37
Class C, 5.9096% 2/12/49 (h)	245	45
Class D, 5.9096% 2/12/49 (h)	257	27
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (h)	90	9
Class ES, 5.7044% 1/15/49 (e)(h)	566	5
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3	3
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	15	15
Series 2006-C7 Class A2, 5.3% 11/15/38	565	595
Series 2006-C6 Class XCP, 0.862% 9/15/39 (h)(j)	5,268	11
Series 2007-C1 Class XCP, 0.623% 2/15/40 (h)(j)	1,875	6
Series 2007-C7:
Class A3, 5.866% 9/15/45	25,216	28,581
Class XCP, 0.4169% 9/15/45 (h)(j)	83,191	393
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (e)(h)	351	347
Class E, 0.4892% 9/15/21 (e)(h)	1,265	1,238
Class F, 0.5392% 9/15/21 (e)(h)	723	701
Class G, 0.5592% 9/15/21 (e)(h)	3,017	2,892
Class H, 0.5992% 9/15/21 (e)(h)	369	346
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	803	812
Series 2005-LC1 Class F, 5.6% 1/12/44 (e)(h)	953	773
Series 2006-C1 Class A2, 5.8275% 5/12/39 (h)	431	433
Series 2007-C1 Class A4, 6.0442% 6/12/50 (h)	4,145	4,729
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,688
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (h)	57	57
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	3,000	3,325
Class ASB, 5.133% 12/12/49 (h)	649	675
Series 2007-5 Class A4, 5.378% 8/12/48	46,472	51,962
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	26,699	29,992
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	5,132	5,839
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-4 Class XP, 0.8115% 12/12/49 (h)(j)	$ 17,986	$ 174
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	273
Series 2007-7 Class B, 5.9278% 6/12/50 (h)	1,409	84
Series 2007-8 Class A3, 6.1305% 8/12/49 (h)	944	1,087
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (e)(h)	227	93
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (e)(h)	629	613
Class D, 0.39% 10/15/20 (e)(h)	422	407
Class E, 0.45% 10/15/20 (e)(h)	528	495
Class F, 0.5% 10/15/20 (e)(h)	397	369
Class G, 0.54% 10/15/20 (e)(h)	491	451
Class H, 0.63% 10/15/20 (e)(h)	309	268
Class J, 0.78% 10/15/20 (e)(h)	179	67
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	729	730
Series 2006-T23 Class A3, 5.9917% 8/12/41 (h)	559	556
Series 2007-HQ12 Class A4, 5.7629% 4/12/49 (h)	5,793	6,160
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	19,062	21,611
Class B, 5.9128% 4/15/49 (h)	269	55
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	194	76
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (e)(h)	1,099	1,052
Class F, 0.5382% 9/15/21 (e)(h)	1,189	1,119
Class G, 0.5582% 9/15/21 (e)(h)	1,126	1,043
Class J, 0.7982% 9/15/21 (e)(h)	314	260
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (e)(h)	2,710	2,400
Class LXR1, 0.8992% 6/15/20 (e)(h)	168	147
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,904	2,961
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,759
Series 2007-C31:
Class A4, 5.509% 4/15/47	29,540	33,007
Class A5, 5.5% 4/15/47	7,650	8,695
Series 2007-C32 Class A3, 5.9236% 6/15/49 (h)	45,421	51,702
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33 Class A4, 6.1222% 2/15/51 (h)	$ 31,702	$ 35,829
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(h)	652	652
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,148
Series 2005-C22:
Class B, 5.5564% 12/15/44 (h)	2,428	1,970
Class F, 5.5564% 12/15/44 (e)(h)	1,826	505
Series 2007-C30 Class XP, 0.6719% 12/15/43 (e)(h)(j)	11,106	42
Series 2007-C31 Class C, 5.8685% 4/15/47 (h)	4,515	3,184
Series 2007-C31A Class A2, 5.421% 4/15/47	2,048	2,057
Series 2007-C32:
Class D, 5.9236% 6/15/49 (h)	823	321
Class E, 5.9236% 6/15/49 (h)	1,297	447
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $617,152)		651,308
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,897
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,383
7.3% 10/1/39	790	1,086
7.5% 4/1/34	6,270	8,704
7.55% 4/1/39	5,955	8,517
7.6% 11/1/40	14,085	20,442
7.625% 3/1/40	2,175	3,121
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	1,026
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,290	28,384
Series 2010-1, 6.63% 2/1/35	3,440	3,919
Series 2010-3:
6.725% 4/1/35	5,880	6,763
7.35% 7/1/35	1,925	2,338
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 2,550	$ 2,885
5.877% 3/1/19	4,260	4,842
TOTAL MUNICIPAL SECURITIES (Cost $91,107)		95,307
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $7,367)	6,724	6,724
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $972)	949	1,007
Fixed-Income Funds - 18.8%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i)	8,663,198	932,593
Fidelity Specialized High Income Central Fund (i)	2,651,962	284,105
TOTAL FIXED-INCOME FUNDS (Cost $1,174,502)		1,216,698
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.12% (a) (Cost $311,502)	311,501,520	311,502
Cash Equivalents - 2.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (k) (Cost $137,254)	$ 137,255	$ 137,254
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $6,697,023)		6,833,277
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(382,637)
NET ASSETS - 100%		$ 6,450,640
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/43	$ (50,000)	(51,801)
3.5% 6/1/43	(12,500)	(12,950)
4% 6/1/43	(30,100)	(31,758)
4.5% 6/1/43	(12,800)	(13,677)
5.5% 6/1/43	(20,500)	(22,205)
5.5% 6/1/43	(19,500)	(21,122)
6% 6/1/43	(20,100)	(21,873)
TOTAL FANNIE MAE		(175,386)
Freddie Mac
3% 6/1/43	(37,600)	(37,720)
3.5% 6/1/43	(12,000)	(12,402)
4% 6/1/43	(1,300)	(1,368)
TOTAL FREDDIE MAC		(51,490)
Ginnie Mae
4% 6/1/43	(5,200)	(5,522)
4.5% 6/1/43	(300)	(323)
5% 6/1/43	(4,400)	(4,745)
TOTAL GINNIE MAE		(10,590)
TOTAL TBA SALE COMMITMENTS (Proceeds $241,009)		$ (237,466)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ 43	$ (377)	$ (334)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	39	(277)	(238)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	93	(629)	(536)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	93	(539)	(446)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(229)	54	(175)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(229)	143	(86)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	57	(119)	(62)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	40	(191)	(151)
TOTAL BUY PROTECTION						(93)	(1,935)	(2,028)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,636	(1,551)	14	(1,537)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	4,446	(4,215)	44	(4,171)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	996	(944)	9	(935)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	3,325	(3,153)	30	(3,123)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,814	(1,720)	13	(1,707)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,970	(2,816)	27	(2,789)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	50	(15)	0	(15)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(306)	0	(306)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	$ 467	$ (203)	$ 0	$ (203)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	592	(452)	0	(452)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	448	(180)	0	(180)
TOTAL SELL PROTECTION						(15,555)	137	(15,418)
TOTAL CREDIT DEFAULT SWAPS						$ (15,648)	$ (1,798)	$ (17,446)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,019,000 or 3.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At the period end, the value of securities pledged amounted to $21,311,000.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$137,254,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 137,254
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 381
Fidelity Mortgage Backed Securities Central Fund	15,116
Fidelity Specialized High Income Central Fund	9,603
Total	$ 25,100
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 355,054	$ 179,752	$ 932,593	6.6%
Fidelity Specialized High Income Central Fund	140,165	139,621	-	284,105	72.6%
Total	$ 918,099	$ 494,675	$ 179,752	$ 1,216,698
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,630,509	$ -	$ 1,630,509	$ -
U.S. Government and Government Agency Obligations	1,618,290	-	1,618,290	-
U.S. Government Agency - Mortgage Securities	849,147	-	849,147	-
Asset-Backed Securities	18,644	-	13,427	5,217
Collateralized Mortgage Obligations	296,887	-	295,938	949
Commercial Mortgage Securities	651,308	-	650,992	316
Municipal Securities	95,307	-	95,307	-
Foreign Government and Government Agency Obligations	6,724	-	6,724	-
Bank Notes	1,007	-	1,007	-
Fixed-Income Funds	1,216,698	1,216,698	-	-
Money Market Funds	311,502	311,502	-	-
Cash Equivalents	137,254	-	137,254	-
Total Investments in Securities:	$ 6,833,277	$ 1,528,200	$ 5,298,595	$ 6,482
Derivative Instruments:
Assets
Swaps	$ 365	$ -	$ 365	$ -
Liabilities
Swaps	$ (16,013)	$ -	$ (16,013)	$ -
Total Derivative Instruments:	$ (15,648)	$ -	$ (15,648)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (237,466)	$ -	$ (237,466)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $6,733,996,000. Net unrealized appreciation aggregated $99,281,000, of which $178,859,000 related to appreciated investment securities and $79,578,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond Fund

May 31, 2013

1.804978.109

IGB-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Media - 2.1%
Comcast Corp.:
4.65% 7/15/42	$ 17,095	$ 17,516
5.15% 3/1/20	5,596	6,593
5.7% 5/15/18	6,385	7,605
6.5% 1/15/17	4,125	4,873
COX Communications, Inc. 3.25% 12/15/22 (e)	2,605	2,565
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,409
Discovery Communications LLC:
3.25% 4/1/23	954	945
4.875% 4/1/43	2,236	2,235
NBCUniversal Media LLC:
5.15% 4/30/20	5,465	6,461
6.4% 4/30/40	5,000	6,320
News America Holdings, Inc. 7.75% 12/1/45	3,733	5,087
News America, Inc. 6.15% 2/15/41	13,033	15,251
Time Warner Cable, Inc.:
4% 9/1/21	17,000	17,775
4.5% 9/15/42	3,986	3,565
6.75% 7/1/18	5,587	6,774
Time Warner, Inc.:
4.9% 6/15/42	15,000	15,100
6.2% 3/15/40	5,000	5,784
		131,858
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	1,038	1,047
FBG Finance Ltd. 5.125% 6/15/15 (e)	5,189	5,603
Fortune Brands, Inc.:
5.375% 1/15/16	470	517
6.375% 6/15/14	2,462	2,602
Heineken NV:
1.4% 10/1/17 (e)	2,654	2,622
2.75% 4/1/23 (e)	2,773	2,673
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	3,930	4,137
		19,201
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 2,478	$ 2,492
3.2% 1/25/23	2,882	2,844
4.65% 1/25/43	3,209	3,150
Kraft Foods, Inc.:
6.125% 2/1/18	3,631	4,278
6.5% 8/11/17	4,718	5,598
6.5% 2/9/40	8,992	11,394
		29,756
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,437
4.25% 8/9/42	3,603	3,187
9.25% 8/6/19	1,776	2,433
9.7% 11/10/18	2,882	3,939
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,489
4.75% 11/1/42	4,468	4,201
6.75% 6/15/17	7,156	8,475
7.25% 6/15/37	9,654	12,031
		52,192
TOTAL CONSUMER STAPLES		103,360
ENERGY - 3.5%
Energy Equipment & Services - 0.7%
DCP Midstream LLC:
4.75% 9/30/21 (e)	4,849	5,125
5.35% 3/15/20 (e)	4,973	5,417
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,549
5% 10/1/21	3,162	3,519
FMC Technologies, Inc.:
2% 10/1/17	662	663
3.45% 10/1/22	1,200	1,193
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	15,099
Transocean, Inc. 5.05% 12/15/16	3,231	3,580
		41,145
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 21,602	$ 25,489
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,258
3.875% 3/15/23	1,942	1,908
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	6,003
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,948
Nakilat, Inc. 6.067% 12/31/33 (e)	2,634	3,182
Petro-Canada 6.05% 5/15/18	1,963	2,330
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	29,516
5.625% 5/20/43	6,485	6,058
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,943
5.375% 1/27/21	6,755	7,142
5.75% 1/20/20	4,534	4,931
Petroleos Mexicanos:
3.5% 1/30/23 (e)	7,893	7,498
4.875% 1/24/22	4,590	4,911
5.5% 6/27/44	18,592	18,174
5.5% 6/27/44 (e)	13,536	13,231
6.5% 6/2/41	10,476	11,733
Phillips 66:
4.3% 4/1/22	4,638	5,008
5.875% 5/1/42	3,971	4,630
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	803
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,857
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,076
4.6% 6/15/21	1,124	1,182
Western Gas Partners LP 5.375% 6/1/21	6,237	7,036
Williams Partners LP 4.125% 11/15/20	1,029	1,094
		182,941
TOTAL ENERGY		224,086
FINANCIALS - 11.9%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,652	6,305
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.75% 1/24/22	$ 7,392	$ 8,473
5.95% 1/18/18	4,817	5,559
6.75% 10/1/37	9,413	10,287
Lazard Group LLC:
6.85% 6/15/17	2,464	2,825
7.125% 5/15/15	7,737	8,475
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,265	2,435
Morgan Stanley:
2.125% 4/25/18	9,946	9,826
3.75% 2/25/23	8,227	8,173
4.875% 11/1/22	14,515	14,927
5.75% 1/25/21	7,597	8,668
6.625% 4/1/18	7,981	9,401
7.3% 5/13/19	4,777	5,858
		101,212
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	3,698	4,104
Credit Suisse 6% 2/15/18	8,864	10,235
Discover Bank:
7% 4/15/20	6,703	8,127
8.7% 11/18/19	1,409	1,853
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,254
8.25% 3/1/38	2,385	3,300
Fifth Third Capital Trust IV 6.5% 4/15/37 (h)	3,533	3,542
HBOS PLC 6.75% 5/21/18 (e)	3,056	3,432
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,969
JPMorgan Chase Bank 6% 10/1/17	5,986	6,992
KeyBank NA 6.95% 2/1/28	1,344	1,655
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,548
Regions Bank:
6.45% 6/26/37	9,230	10,176
7.5% 5/15/18	14,687	17,822
Regions Financial Corp.:
2% 5/15/18	5,300	5,195
5.75% 6/15/15	1,094	1,184
7.75% 11/10/14	4,705	5,118
Royal Bank of Scotland Group PLC 6.125% 12/15/22	13,328	13,749
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
SunTrust Bank 2.75% 5/1/23	$ 9,271	$ 8,869
Wachovia Corp. 4.875% 2/15/14	4,283	4,410
		121,534
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	4,866	4,908
5.2% 4/27/22	4,096	4,515
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,031
General Electric Capital Corp. 1% 12/11/15	5,560	5,584
HSBC USA, Inc. 1.625% 1/16/18	6,024	5,981
Hyundai Capital America:
1.625% 10/2/15 (e)	1,673	1,685
2.125% 10/2/17 (e)	1,850	1,829
		33,533
Diversified Financial Services - 2.4%
Bank of America Corp.:
3.3% 1/11/23	22,561	21,888
3.875% 3/22/17	3,343	3,575
5.65% 5/1/18	3,745	4,292
5.75% 12/1/17	9,833	11,268
6.5% 8/1/16	5,430	6,209
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,307
4.05% 7/30/22	2,865	2,869
4.5% 1/14/22	6,932	7,518
6.125% 5/15/18	3,326	3,924
6.5% 8/19/13	1,317	1,333
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,540
3.2% 1/25/23	13,623	13,322
3.25% 9/23/22	25,741	25,231
4.35% 8/15/21	15,680	16,887
4.5% 1/24/22	4,927	5,348
4.95% 3/25/20	8,888	10,023
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	5,760	5,830
TECO Finance, Inc.:
4% 3/15/16	1,439	1,543
5.15% 3/15/20	2,067	2,354
		152,261
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - 1.7%
American International Group, Inc. 4.875% 9/15/16	$ 3,411	$ 3,779
Aon Corp.:
3.125% 5/27/16	4,835	5,098
5% 9/30/20	2,135	2,436
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,700
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(h)	10,398	11,022
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,757	5,431
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	5,273	5,747
6.7% 8/15/16 (e)	7,459	8,626
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,320
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	2,736	3,082
MetLife, Inc.:
1.756% 12/15/17 (c)	2,220	2,237
3.048% 12/15/22	4,547	4,464
6.75% 6/1/16	4,485	5,224
Metropolitan Life Global Funding I 3% 1/10/23 (e)	4,260	4,204
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,853	6,979
Pacific LifeCorp:
5.125% 1/30/43 (e)	6,810	6,726
6% 2/10/20 (e)	422	478
Prudential Financial, Inc.:
4.5% 11/16/21	2,796	3,067
5.8% 11/16/41	3,662	4,216
6.2% 11/15/40	1,810	2,208
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,900	5,381
Unum Group:
5.625% 9/15/20	4,155	4,735
5.75% 8/15/42	6,816	7,488
		112,648
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,578
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,846
Boston Properties, Inc. 3.85% 2/1/23	5,875	6,091
Camden Property Trust:
2.95% 12/15/22	2,605	2,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust: - continued
5.375% 12/15/13	$ 1,818	$ 1,862
DDR Corp. 4.625% 7/15/22	9,008	9,639
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,960
7.5% 4/1/17	2,623	3,117
9.625% 3/15/16	5,988	7,243
Duke Realty LP:
3.625% 4/15/23	3,352	3,279
3.875% 10/15/22	8,795	8,811
4.375% 6/15/22	2,822	2,938
5.4% 8/15/14	5,369	5,643
5.5% 3/1/16	5,038	5,534
5.95% 2/15/17	1,536	1,738
6.5% 1/15/18	5,065	5,962
Equity One, Inc.:
3.75% 11/15/22	12,000	11,867
5.375% 10/15/15	585	635
6% 9/15/17	3,423	3,903
6.25% 1/15/17	2,422	2,750
Federal Realty Investment Trust:
5.4% 12/1/13	2,627	2,688
5.9% 4/1/20	1,389	1,651
6.2% 1/15/17	1,215	1,400
Health Care REIT, Inc. 2.25% 3/15/18	2,776	2,799
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,126
6.65% 1/15/18	2,600	2,883
UDR, Inc. 5.5% 4/1/14	6,383	6,614
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,844
Weingarten Realty Investors 3.375% 10/15/22	990	959
		114,858
Real Estate Management & Development - 2.0%
AMB Property LP:
5.9% 8/15/13	4,537	4,581
6.3% 6/1/13	4,607	4,607
BioMed Realty LP:
3.85% 4/15/16	5,000	5,299
4.25% 7/15/22	2,226	2,314
6.125% 4/15/20	1,872	2,174
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 14,620	$ 14,501
4.95% 4/15/18	3,078	3,377
5.7% 5/1/17	2,243	2,502
7.5% 5/15/15	805	899
Colonial Properties Trust 5.5% 10/1/15	5,995	6,505
Colonial Realty LP 6.05% 9/1/16	4,436	4,974
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,820
ERP Operating LP:
4.625% 12/15/21	7,320	8,067
5.75% 6/15/17	1,259	1,456
Liberty Property LP:
3.375% 6/15/23	3,567	3,467
4.125% 6/15/22	2,421	2,514
5.5% 12/15/16	3,158	3,542
6.625% 10/1/17	3,709	4,346
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,613
3.15% 5/15/23	7,757	7,268
4.5% 4/18/22	1,473	1,548
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,079
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	6,741	7,079
5.5% 1/15/14 (e)	4,505	4,596
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,344
Regency Centers LP 5.25% 8/1/15	2,315	2,509
Simon Property Group LP 2.75% 2/1/23	4,461	4,309
Tanger Properties LP:
6.125% 6/1/20	4,725	5,702
6.15% 11/15/15	9,117	10,261
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,367	4,358
		132,611
TOTAL FINANCIALS		768,657
HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	9,277	9,867
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.375% 5/15/43	$ 1,536	$ 1,688
5.65% 6/15/42	3,922	4,419
		15,974
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	721	716
2.75% 11/15/22	2,908	2,788
4.125% 11/15/42	1,623	1,517
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,597
4.75% 11/15/21	5,135	5,748
Express Scripts, Inc. 3.125% 5/15/16	4,472	4,720
UnitedHealth Group, Inc.:
1.625% 3/15/19	2,021	1,991
2.75% 2/15/23	865	837
2.875% 3/15/23	8,722	8,506
3.95% 10/15/42	1,185	1,089
4.25% 3/15/43	6,000	5,777
WellPoint, Inc.:
3.3% 1/15/23	20,698	20,577
4.65% 1/15/43	5,973	5,947
		67,810
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (e)	6,181	6,166
2.9% 11/6/22 (e)	6,340	6,176
4.4% 11/6/42 (e)	6,191	6,064
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,731
Zoetis, Inc.:
1.875% 2/1/18 (e)	1,077	1,079
3.25% 2/1/23 (e)	2,627	2,603
4.7% 2/1/43 (e)	2,636	2,633
		26,452
TOTAL HEALTH CARE		110,236
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	$ 992	$ 1,114
6.795% 2/2/20	222	237
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,856	1,949
8.36% 1/20/19	6,946	7,814
		11,114
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	3,859
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,984	3,439
TOTAL INDUSTRIALS		18,412
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,695	4,845
6.55% 10/1/17	2,421	2,851
		7,696
MATERIALS - 0.2%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,955
4.25% 11/15/20	2,512	2,757
4.375% 11/15/42	2,291	2,146
		9,858
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	5,087	5,224
TOTAL MATERIALS		15,082
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
4.35% 6/15/45 (e)	9,588	8,920
5.35% 9/1/40	3,156	3,384
5.55% 8/15/41	28,351	31,395
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 222	$ 284
CenturyLink, Inc.:
5.15% 6/15/17	528	565
6% 4/1/17	1,320	1,455
6.15% 9/15/19	3,260	3,505
Embarq Corp.:
7.082% 6/1/16	3,438	3,941
7.995% 6/1/36	8,437	9,158
Verizon Communications, Inc.:
3.85% 11/1/42	2,014	1,741
6.1% 4/15/18	6,019	7,197
		71,545
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	7,091
3.125% 7/16/22	3,499	3,344
		10,435
TOTAL TELECOMMUNICATION SERVICES		81,980
UTILITIES - 2.6%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,818
2.95% 12/15/22	2,683	2,609
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,410	5,551
Duke Capital LLC 5.668% 8/15/14	6,310	6,661
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,443	4,048
6.4% 9/15/20 (e)	9,167	11,222
Edison International 3.75% 9/15/17	3,716	3,997
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,590
4.25% 3/15/23	8,739	8,628
7.375% 11/15/31	9,449	10,684
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,413
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,336
Northeast Utilities:
1.45% 5/1/18	1,747	1,725
2.8% 5/1/23	7,934	7,679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17	$ 4,923	$ 5,721
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,073
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,689
		99,444
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,894	3,351
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,653
		5,004
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,860
6.5% 5/1/18	5,351	6,318
PSEG Power LLC 2.75% 9/15/16	1,192	1,236
		10,414
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
2.5836% 9/30/66 (h)	8,352	7,889
7.5% 6/30/66 (h)	3,654	4,056
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,269
5.25% 2/15/43	5,352	5,567
5.4% 7/15/14	1,393	1,461
5.45% 9/15/20	1,461	1,674
5.8% 2/1/42	2,709	3,005
5.95% 6/15/41	4,935	5,610
6.4% 3/15/18	4,529	5,383
Sempra Energy:
2.3% 4/1/17	5,159	5,308
2.875% 10/1/22	7,893	7,712
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	4,001	4,346
		54,280
TOTAL UTILITIES		169,142
TOTAL NONCONVERTIBLE BONDS (Cost $1,562,641)		1,630,509
U.S. Treasury Obligations - 25.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds 3.125% 2/15/43	$ 33,390	$ 32,430
U.S. Treasury Notes:
0.375% 1/15/16	619,479	618,650
0.875% 1/31/18 (g)	142,555	141,965
1% 5/31/18	84,577	84,432
1.125% 4/30/20 (d)	257,770	251,124
1.375% 5/31/20	495,097	489,682
2% 2/15/23	7	7
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,630,528)		1,618,290
U.S. Government Agency - Mortgage Securities - 13.2%

Fannie Mae - 8.1%
2.5% 6/1/28 (f)	9,000	9,194
2.5% 6/1/28 (f)	4,300	4,393
2.5% 6/1/28 (f)	6,400	6,538
2.559% 6/1/36 (h)	133	143
2.7% 2/1/35 (h)	2,291	2,464
2.935% 7/1/37 (h)	312	331
3% 4/1/27 to 2/1/43	14,637	14,991
3% 6/1/43 (f)	1,000	1,007
3% 6/1/43 (f)	1,000	1,007
3% 6/1/43 (f)	1,500	1,511
3% 6/1/43 (f)	1,000	1,007
3% 6/1/43 (f)	3,100	3,122
3.5% 1/1/26 to 6/1/43	147,479	152,483
3.5% 6/1/43 (f)	18,600	19,270
3.5% 6/1/43 (f)	18,600	19,270
3.5% 6/1/43 (f)	11,400	11,811
4% 4/1/25 to 7/1/42	70,801	75,156
4% 6/1/43 (f)	11,200	11,817
4% 6/1/43 (f)	4,500	4,748
4% 6/1/43 (f)	14,400	15,193
4.5% 12/1/23 to 10/1/41	30,368	32,646
4.5% 6/1/43 (f)	18,800	20,088
5% 10/1/21 to 9/1/25	1,465	1,569
5.5% 7/1/28 to 10/1/37	20,662	22,620
5.5% 6/1/43 (f)	1,000	1,083
5.5% 6/1/43 (f)	19,500	21,122
5.5% 6/1/43 (f)	19,500	21,122
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6% 3/1/22 to 7/1/41	$ 24,625	$ 27,113
6.5% 7/1/32 to 8/1/36	15,449	17,686
TOTAL FANNIE MAE		520,505
Freddie Mac - 2.3%
3% 8/1/42 to 3/1/43	32,084	32,227
3% 6/1/43 (f)	13,200	13,242
3.287% 10/1/35 (h)	184	198
3.5% 1/1/26 to 4/1/43	39,154	40,647
4% 6/1/24 to 4/1/42	12,275	13,051
4% 10/1/41	5,426	5,837
4% 6/1/43 (f)	1,300	1,368
4.5% 7/1/25 to 10/1/41	23,133	24,886
5% 9/1/39 to 3/1/41	9,148	9,954
5.5% 11/1/33 to 8/1/38	535	578
6% 7/1/37 to 8/1/37	1,750	1,905
6.5% 9/1/39	2,356	2,630
TOTAL FREDDIE MAC		146,523
Ginnie Mae - 2.8%
3% 6/1/43 (f)	6,900	7,040
3% 6/1/43 (f)	11,000	11,222
3% 6/1/43 (f)	14,000	14,282
3% 6/1/43 (f)	4,000	4,081
3.5% 3/15/42 to 10/20/42	6,294	6,622
3.5% 6/1/43 (f)	3,300	3,463
3.5% 6/1/43 (f)	5,600	5,876
3.5% 6/1/43 (f)	12,500	13,116
4% 1/15/25 to 11/15/41	29,373	31,502
4.5% 5/15/39 to 4/15/41	27,643	29,966
5% 3/15/39 to 9/15/41	15,587	17,069
5% 10/20/39	3,901	4,262
5% 4/20/40	2,914	3,184
5% 6/20/40	2,427	2,652
5% 7/20/40	376	411
5% 8/20/40	2,713	2,982
5% 4/20/41	9,794	10,598
5% 6/20/41	4,701	5,087
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.5% 12/20/28 to 9/15/38	$ 4,611	$ 5,062
6% 9/20/38	3,296	3,642
TOTAL GINNIE MAE		182,119
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $854,155)		849,147
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (h)	432	384
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (h)	173	175
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (h)	20	20
Airspeed Ltd. Series 2007-1A Class C1, 2.6992% 6/15/32 (e)(h)	5,643	3,273
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (h)	43	40
Series 2004-R2 Class M3, 1.0183% 4/25/34 (h)	61	52
Series 2005-R2 Class M1, 0.6433% 4/25/35 (h)	1,150	1,127
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (h)	30	28
Series 2004-W7 Class M1, 1.0183% 5/25/34 (h)	808	773
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (h)	795	295
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (e)(h)	296	237
Class C, 1.2982% 7/20/39 (e)(h)	456	23
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (h)	1,140	719
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (h)	9	9
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4502% 3/25/32 (MGIC Investment Corp. Insured) (h)	16	11
Series 2004-3 Class M4, 1.6483% 4/25/34 (h)	101	75
Series 2004-4 Class M2, 0.9883% 6/25/34 (h)	372	340
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (h)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (h)	231	183
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (h)	$ 11	$ 9
Fremont Home Loan Trust Series 2005-A Class M4, 1.2133% 1/25/35 (h)	231	27
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (e)(h)	2,174	1,522
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (e)(h)	68	65
Series 2006-2A:
Class A, 0.3792% 11/15/34 (e)(h)	784	725
Class B, 0.4792% 11/15/34 (e)(h)	284	242
Class C, 0.5792% 11/15/34 (e)(h)	470	341
Class D, 0.9492% 11/15/34 (e)(h)	224	152
GSAMP Trust Series 2004-AR1 Class B4, 4.0669% 6/25/34 (c)(e)	259	25
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (e)(h)	1,052	1,047
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (h)	159	149
Series 2003-3 Class M1, 1.4833% 8/25/33 (h)	391	369
Series 2003-5 Class A2, 0.8933% 12/25/33 (h)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (h)	913	490
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (h)	913	879
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (h)	264	258
Series 2006-A Class 2C, 1.4331% 3/27/42 (h)	1,605	78
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (h)	381	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (h)	68	56
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (h)	240	201
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (h)	582	508
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (h)	1,393	1,290
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (h)	36	36
Series 2004-NC8 Class M6, 2.0683% 9/25/34 (h)	81	56
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (h)	253	238
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (h)	264	11
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (h)	903	789
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (b)(e)(h)	$ 449	$ 0
Series 2006-1A Class A, 1.5982% 3/20/11 (b)(e)(h)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (h)	337	293
Class M4, 1.6433% 9/25/34 (h)	433	151
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (h)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (h)	763	559
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (h)	45	33
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	159	161
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (h)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (e)(h)	1,750	53
TOTAL ASSET-BACKED SECURITIES (Cost $17,626)		18,644
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.2%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	917	921
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (h)	562	576
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3782% 12/20/54 (h)	2,694	2,547
Class M1, 0.5382% 12/20/54 (h)	710	650
Series 2007-1:
Class 1M1, 0.4982% 12/20/54 (h)	894	818
Class 2M1, 0.6982% 12/20/54 (h)	1,148	1,051
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (h)	341	336
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (h)	928	753
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (h)	404	309
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (h)	726	640
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (h)	$ 1,046	$ 1,005
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (e)(h)	449	410
Class B6, 3.0492% 7/10/35 (e)(h)	595	539
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (e)(h)	44	44
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (h)	20	19
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (h)	124	125
TOTAL PRIVATE SPONSOR		10,743
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5933% 6/25/37 (h)	13,646	13,646
Series 2007-85 Class FL, 0.7333% 9/25/37 (h)	5,278	5,324
Series 2007-89 Class FT, 0.7633% 9/25/37 (h)	3,807	3,835
Series 2012-110 Class JF, 0.6433% 10/25/42 (h)	7,098	7,088
Series 2012-122 Class LF, 0.5933% 11/25/42 (h)	33,795	34,004
Series 2012-93 Class FE, 0.5933% 9/25/42 (h)	18,965	18,998
Series 2013-44 Class FA, 0.455% 5/25/43 (h)	24,562	24,556
floater planned amortization class:
Series 2012-128 Class VF, 0.4433% 6/25/42 (h)	21,153	21,176
Series 2012-111 Class NF, 0.5433% 5/25/42 (h)	4,341	4,343
Series 2012-113 Class PF, 0.5433% 10/25/40 (h)	11,014	11,030
Series 2012-128 Class YF, 0.4933% 6/25/42 (h)	19,702	19,766
floater sequential payer:
Series 2012-101 Class FB, 0.6433% 5/25/39 (h)	16,574	16,706
Series 2012-111 Class JF 0.5933% 7/25/40 (h)	504	506
Freddie Mac:
floater:
Series 3349 Class FE, 0.6892% 7/15/37 (h)	4,684	4,707
Series 3376 Class FA, 0.7992% 10/15/37 (h)	4,661	4,718
Series 4087 Class FB, 0.6692% 7/15/42 (h)	37,343	37,349
floater planned amortization class Series 4094 Class BF, 0.5992% 8/15/32 (h)	6,145	6,165
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6797% 10/16/40 (h)	$ 6,499	$ 6,497
Series 2012-113 Class FJ, 0.4482% 1/20/42 (h)	9,025	9,052
Series 2012-48 Class FA, 0.5497% 4/16/42 (h)	11,214	11,247
Series 2012-75 Class FA, 0.6482% 6/20/42 (h)	10,453	10,534
Series 2012-76 Class GF 0.4997% 6/16/42 (h)	2,345	2,336
Series 2012-93 Class NF, 0.5982% 7/20/42 (h)	7,134	7,132
floater sequential payer Series 2010-113 Class JF, 0.5982% 3/20/38 (h)	5,419	5,429
TOTAL U.S. GOVERNMENT AGENCY		286,144
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $292,217)		296,887
Commercial Mortgage Securities - 10.1%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (h)(j)	565	18
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	859	863
Series 2006-2 Class AAB, 5.9009% 5/10/45 (h)	679	708
Series 2006-3 Class A4, 5.889% 7/10/44	4,730	5,292
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,260
Series 2007-4 Class A3, 6.0025% 2/10/51 (h)	684	713
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	3,402	3,581
Series 2006-6 Class E, 5.619% 10/10/45 (e)	633	79
Series 2007-3:
Class A3, 5.7963% 6/10/49 (h)	1,828	1,838
Class A4, 5.7963% 6/10/49 (h)	2,283	2,591
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (e)(h)	41	30
Series 2005-3A:
Class A2, 0.5933% 11/25/35 (e)(h)	284	233
Class M1, 0.6333% 11/25/35 (e)(h)	76	55
Class M2, 0.6833% 11/25/35 (e)(h)	57	41
Class M3, 0.7033% 11/25/35 (e)(h)	51	36
Class M4, 0.7933% 11/25/35 (e)(h)	64	40
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (e)(h)	716	608
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class B1, 1.5933% 1/25/36 (e)(h)	$ 78	$ 16
Class M1, 0.6433% 1/25/36 (e)(h)	231	129
Class M2, 0.6633% 1/25/36 (e)(h)	87	46
Class M3, 0.6933% 1/25/36 (e)(h)	127	65
Class M4, 0.8033% 1/25/36 (e)(h)	70	34
Class M5, 0.8433% 1/25/36 (e)(h)	70	25
Class M6, 0.8933% 1/25/36 (e)(h)	75	22
Series 2006-1:
Class A2, 0.5533% 4/25/36 (e)(h)	139	121
Class M1, 0.5733% 4/25/36 (e)(h)	84	59
Class M2, 0.5933% 4/25/36 (e)(h)	89	61
Class M3, 0.6133% 4/25/36 (e)(h)	77	49
Class M4, 0.7133% 4/25/36 (e)(h)	43	26
Class M5, 0.7533% 4/25/36 (e)(h)	42	23
Class M6, 0.8333% 4/25/36 (e)(h)	84	38
Series 2006-2A:
Class M1, 0.5033% 7/25/36 (e)(h)	132	81
Class M2, 0.5233% 7/25/36 (e)(h)	93	52
Class M3, 0.5433% 7/25/36 (e)(h)	77	36
Class M4, 0.6133% 7/25/36 (e)(h)	89	36
Class M5, 0.6633% 7/25/36 (e)(h)	64	22
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (e)(h)	107	16
Class M5, 0.6733% 10/25/36 (e)(h)	48	3
Series 2006-4A:
Class A2, 0.4633% 12/25/36 (e)(h)	2,123	1,321
Class M1, 0.4833% 12/25/36 (e)(h)	170	60
Class M2, 0.5033% 12/25/36 (e)(h)	114	32
Class M3, 0.5333% 12/25/36 (e)(h)	116	24
Class M6, 0.7133% 12/25/36 (e)(h)	40	1
Series 2007-1 Class A2, 0.4633% 3/25/37 (e)(h)	451	287
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (e)(h)	1,220	917
Class A2, 0.5133% 7/25/37 (e)(h)	1,143	591
Class M1, 0.5633% 7/25/37 (e)(h)	390	107
Class M2, 0.6033% 7/25/37 (e)(h)	254	43
Class M3, 0.6833% 7/25/37 (e)(h)	257	26
Class M4, 0.8433% 7/25/37 (e)(h)	427	19
Class M5, 0.9433% 7/25/37 (e)(h)	377	15
Class M6, 1.1933% 7/25/37 (e)(h)	23	0
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class A2, 0.4833% 7/25/37 (e)(h)	$ 435	$ 260
Class B1, 1.1433% 7/25/37 (e)(h)	160	12
Class M1, 0.5033% 7/25/37 (e)(h)	231	85
Class M2, 0.5333% 7/25/37 (e)(h)	246	72
Class M3, 0.5633% 7/25/37 (e)(h)	397	92
Class M4, 0.6933% 7/25/37 (e)(h)	625	127
Class M5, 0.7933% 7/25/37 (e)(h)	316	46
Class M6, 0.9933% 7/25/37 (e)(h)	240	29
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (e)(h)	210	20
Class M2, 1.2433% 9/25/37 (e)(h)	210	16
Class M4, 1.7933% 9/25/37 (e)(h)	427	21
Class M5, 1.9433% 9/25/37 (e)(h)	8	0
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (e)(h)	489	465
Class E, 0.4992% 3/15/22 (e)(h)	2,030	1,888
Class F, 0.5492% 3/15/22 (e)(h)	1,246	1,134
Class G, 0.5992% 3/15/22 (e)(h)	401	357
Class H, 0.7492% 3/15/22 (e)(h)	489	425
Class J, 0.8992% 3/15/22 (e)(h)	489	413
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (e)(h)(j)	12,947	47
Series 2006-T22 Class A4, 5.7648% 4/12/38 (h)	137	151
Series 2006-T24 Class X2, 0.6225% 10/12/41 (e)(h)(j)	1,678	3
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (e)(h)(j)	88,774	675
Series 2007-T28 Class X2, 0.3236% 9/11/42 (e)(h)(j)	48,388	194
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (e)(h)	389	367
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,287	1,328
Class XCL, 1.5785% 5/15/35 (e)(h)(j)	4,298	68
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3392% 4/15/22 (e)(h)	105	104
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,044	2,294
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,097
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (h)	$ 1,095	$ 1,156
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	333
Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,223	917
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (e)(h)	100	88
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (e)(h)	673	639
Class D, 0.5392% 11/15/17 (e)(h)	35	33
Class E, 0.5892% 11/15/17 (e)(h)	124	114
Class F, 0.6492% 11/15/17 (e)(h)	95	86
Class G, 0.6992% 11/15/17 (e)(h)	66	58
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (e)(h)	1,560	1,495
sequential payer Series 2006-C8 Class A3, 5.31% 12/10/46	3,121	3,176
Series 2006-C8 Class XP, 0.6611% 12/10/46 (h)(j)	8,934	22
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8694% 6/15/39 (h)	11,951	13,453
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (h)(j)	5,567	21
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	991	1,130
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (e)(h)	3,907	3,481
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (h)(j)	290	0
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (e)(h)(j)	447	0
Series 2006-C1 Class A3, 5.5814% 2/15/39 (h)	2,812	2,833
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (e)(h)	414	408
Class C:
0.3692% 2/15/22 (e)(h)	1,180	1,160
0.4692% 2/15/22 (e)(h)	421	408
Class F, 0.5192% 2/15/22 (e)(h)	843	811
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (h)(j)	16,911	53
Class B, 5.487% 2/15/40 (e)(h)	1,677	237
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 15,074
Series 2001-1 Class X1, 2.2683% 5/15/33 (e)(h)(j)	630	9
Series 2007-C1 Class XP, 0.3409% 12/10/49 (h)(j)	14,189	27
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (e)(h)	412	400
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,891
Series 2006-GG7 Class A4, 6.0605% 7/10/38 (h)	10,332	11,578
Series 2007-GG11 Class A1, 0.395% 12/10/49 (e)(h)(j)	21,136	90
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (e)(h)	2,170	2,177
Class C, 2.0056% 3/6/20 (e)(h)	1,041	1,044
Class D, 2.2018% 3/6/20 (e)(h)	6,868	6,892
Class F, 2.6334% 3/6/20 (e)(h)	107	107
Class G, 2.7903% 3/6/20 (e)(h)	54	54
Class H, 3.3004% 3/6/20 (e)(h)	479	481
Class J, 4.0852% 3/6/20 (e)(h)	686	689
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	237	240
Series 2007-GG10 Class A2, 5.778% 8/10/45	236	239
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (e)(h)	540	525
Class C, 0.4092% 11/15/18 (e)(h)	383	371
Class D, 0.4292% 11/15/18 (e)(h)	152	144
Class E, 0.4792% 11/15/18 (e)(h)	218	206
Class F, 0.5292% 11/15/18 (e)(h)	261	246
Class G, 0.5592% 11/15/18 (e)(h)	228	214
Class H, 0.6992% 11/15/18 (e)(h)	218	203
sequential payer:
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	277	289
Class A3, 5.336% 5/15/47	25,526	28,521
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (h)	22,580	25,806
Series 2007-LD11 Class A4, 6.0024% 6/15/49 (h)	97,451	111,055
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	842	849
Series 2006-CB17 Class A3, 5.45% 12/12/43	191	191
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (h)	$ 93	$ 37
Class C, 5.9096% 2/12/49 (h)	245	45
Class D, 5.9096% 2/12/49 (h)	257	27
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (h)	90	9
Class ES, 5.7044% 1/15/49 (e)(h)	566	5
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3	3
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	15	15
Series 2006-C7 Class A2, 5.3% 11/15/38	565	595
Series 2006-C6 Class XCP, 0.862% 9/15/39 (h)(j)	5,268	11
Series 2007-C1 Class XCP, 0.623% 2/15/40 (h)(j)	1,875	6
Series 2007-C7:
Class A3, 5.866% 9/15/45	25,216	28,581
Class XCP, 0.4169% 9/15/45 (h)(j)	83,191	393
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (e)(h)	351	347
Class E, 0.4892% 9/15/21 (e)(h)	1,265	1,238
Class F, 0.5392% 9/15/21 (e)(h)	723	701
Class G, 0.5592% 9/15/21 (e)(h)	3,017	2,892
Class H, 0.5992% 9/15/21 (e)(h)	369	346
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	803	812
Series 2005-LC1 Class F, 5.6% 1/12/44 (e)(h)	953	773
Series 2006-C1 Class A2, 5.8275% 5/12/39 (h)	431	433
Series 2007-C1 Class A4, 6.0442% 6/12/50 (h)	4,145	4,729
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,688
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (h)	57	57
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	3,000	3,325
Class ASB, 5.133% 12/12/49 (h)	649	675
Series 2007-5 Class A4, 5.378% 8/12/48	46,472	51,962
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	26,699	29,992
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	5,132	5,839
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-4 Class XP, 0.8115% 12/12/49 (h)(j)	$ 17,986	$ 174
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,095	273
Series 2007-7 Class B, 5.9278% 6/12/50 (h)	1,409	84
Series 2007-8 Class A3, 6.1305% 8/12/49 (h)	944	1,087
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (e)(h)	227	93
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (e)(h)	629	613
Class D, 0.39% 10/15/20 (e)(h)	422	407
Class E, 0.45% 10/15/20 (e)(h)	528	495
Class F, 0.5% 10/15/20 (e)(h)	397	369
Class G, 0.54% 10/15/20 (e)(h)	491	451
Class H, 0.63% 10/15/20 (e)(h)	309	268
Class J, 0.78% 10/15/20 (e)(h)	179	67
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	729	730
Series 2006-T23 Class A3, 5.9917% 8/12/41 (h)	559	556
Series 2007-HQ12 Class A4, 5.7629% 4/12/49 (h)	5,793	6,160
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	19,062	21,611
Class B, 5.9128% 4/15/49 (h)	269	55
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	194	76
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (e)(h)	1,099	1,052
Class F, 0.5382% 9/15/21 (e)(h)	1,189	1,119
Class G, 0.5582% 9/15/21 (e)(h)	1,126	1,043
Class J, 0.7982% 9/15/21 (e)(h)	314	260
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (e)(h)	2,710	2,400
Class LXR1, 0.8992% 6/15/20 (e)(h)	168	147
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,904	2,961
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,759
Series 2007-C31:
Class A4, 5.509% 4/15/47	29,540	33,007
Class A5, 5.5% 4/15/47	7,650	8,695
Series 2007-C32 Class A3, 5.9236% 6/15/49 (h)	45,421	51,702
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C33 Class A4, 6.1222% 2/15/51 (h)	$ 31,702	$ 35,829
Series 2003-C6 Class G, 5.125% 8/15/35 (e)(h)	652	652
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,148
Series 2005-C22:
Class B, 5.5564% 12/15/44 (h)	2,428	1,970
Class F, 5.5564% 12/15/44 (e)(h)	1,826	505
Series 2007-C30 Class XP, 0.6719% 12/15/43 (e)(h)(j)	11,106	42
Series 2007-C31 Class C, 5.8685% 4/15/47 (h)	4,515	3,184
Series 2007-C31A Class A2, 5.421% 4/15/47	2,048	2,057
Series 2007-C32:
Class D, 5.9236% 6/15/49 (h)	823	321
Class E, 5.9236% 6/15/49 (h)	1,297	447
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $617,152)		651,308
Municipal Securities - 1.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,835	1,897
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,383
7.3% 10/1/39	790	1,086
7.5% 4/1/34	6,270	8,704
7.55% 4/1/39	5,955	8,517
7.6% 11/1/40	14,085	20,442
7.625% 3/1/40	2,175	3,121
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	1,026
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,290	28,384
Series 2010-1, 6.63% 2/1/35	3,440	3,919
Series 2010-3:
6.725% 4/1/35	5,880	6,763
7.35% 7/1/35	1,925	2,338
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois Gen. Oblig.: - continued
Series 2011:
5.665% 3/1/18	$ 2,550	$ 2,885
5.877% 3/1/19	4,260	4,842
TOTAL MUNICIPAL SECURITIES (Cost $91,107)		95,307
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $7,367)	6,724	6,724
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $972)	949	1,007
Fixed-Income Funds - 18.8%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i)	8,663,198	932,593
Fidelity Specialized High Income Central Fund (i)	2,651,962	284,105
TOTAL FIXED-INCOME FUNDS (Cost $1,174,502)		1,216,698
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.12% (a) (Cost $311,502)	311,501,520	311,502
Cash Equivalents - 2.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (k) (Cost $137,254)	$ 137,255	$ 137,254
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $6,697,023)		6,833,277
NET OTHER ASSETS (LIABILITIES) - (5.9)%		(382,637)
NET ASSETS - 100%		$ 6,450,640
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 6/1/43	$ (50,000)	(51,801)
3.5% 6/1/43	(12,500)	(12,950)
4% 6/1/43	(30,100)	(31,758)
4.5% 6/1/43	(12,800)	(13,677)
5.5% 6/1/43	(20,500)	(22,205)
5.5% 6/1/43	(19,500)	(21,122)
6% 6/1/43	(20,100)	(21,873)
TOTAL FANNIE MAE		(175,386)
Freddie Mac
3% 6/1/43	(37,600)	(37,720)
3.5% 6/1/43	(12,000)	(12,402)
4% 6/1/43	(1,300)	(1,368)
TOTAL FREDDIE MAC		(51,490)
Ginnie Mae
4% 6/1/43	(5,200)	(5,522)
4.5% 6/1/43	(300)	(323)
5% 6/1/43	(4,400)	(4,745)
TOTAL GINNIE MAE		(10,590)
TOTAL TBA SALE COMMITMENTS (Proceeds $241,009)		$ (237,466)
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ 43	$ (377)	$ (334)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	39	(277)	(238)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	93	(629)	(536)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	93	(539)	(446)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(229)	54	(175)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(229)	143	(86)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	57	(119)	(62)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	40	(191)	(151)
TOTAL BUY PROTECTION						(93)	(1,935)	(2,028)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,636	(1,551)	14	(1,537)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	4,446	(4,215)	44	(4,171)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	996	(944)	9	(935)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	3,325	(3,153)	30	(3,123)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,814	(1,720)	13	(1,707)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,970	(2,816)	27	(2,789)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	50	(15)	0	(15)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(306)	0	(306)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	$ 467	$ (203)	$ 0	$ (203)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	592	(452)	0	(452)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	448	(180)	0	(180)
TOTAL SELL PROTECTION						(15,555)	137	(15,418)
TOTAL CREDIT DEFAULT SWAPS						$ (15,648)	$ (1,798)	$ (17,446)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,019,000 or 3.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At the period end, the value of securities pledged amounted to $21,311,000.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Includes investment made with cash collateral received from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$137,254,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 137,254
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 381
Fidelity Mortgage Backed Securities Central Fund	15,116
Fidelity Specialized High Income Central Fund	9,603
Total	$ 25,100
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 355,054	$ 179,752	$ 932,593	6.6%
Fidelity Specialized High Income Central Fund	140,165	139,621	-	284,105	72.6%
Total	$ 918,099	$ 494,675	$ 179,752	$ 1,216,698
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,630,509	$ -	$ 1,630,509	$ -
U.S. Government and Government Agency Obligations	1,618,290	-	1,618,290	-
U.S. Government Agency - Mortgage Securities	849,147	-	849,147	-
Asset-Backed Securities	18,644	-	13,427	5,217
Collateralized Mortgage Obligations	296,887	-	295,938	949
Commercial Mortgage Securities	651,308	-	650,992	316
Municipal Securities	95,307	-	95,307	-
Foreign Government and Government Agency Obligations	6,724	-	6,724	-
Bank Notes	1,007	-	1,007	-
Fixed-Income Funds	1,216,698	1,216,698	-	-
Money Market Funds	311,502	311,502	-	-
Cash Equivalents	137,254	-	137,254	-
Total Investments in Securities:	$ 6,833,277	$ 1,528,200	$ 5,298,595	$ 6,482
Derivative Instruments:
Assets
Swaps	$ 365	$ -	$ 365	$ -
Liabilities
Swaps	$ (16,013)	$ -	$ (16,013)	$ -
Total Derivative Instruments:	$ (15,648)	$ -	$ (15,648)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (237,466)	$ -	$ (237,466)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $6,733,996,000. Net unrealized appreciation aggregated $99,281,000, of which $178,859,000 related to appreciated investment securities and $79,578,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

May 31, 2013

1.804838.109

IBF-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 1.1%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 8,000	$ 8,002
1.3% 7/31/15 (e)	8,485	8,537
1.65% 4/10/15 (e)	4,140	4,190
1.95% 3/28/14 (e)	5,578	5,623
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	4,220	4,208
1.625% 3/22/15 (e)	8,100	8,198
2.375% 3/22/17 (e)	3,940	4,054
		42,812
Media - 2.4%
Comcast Corp.:
4.95% 6/15/16	2,432	2,713
5.15% 3/1/20	4,685	5,520
5.7% 5/15/18	355	423
COX Communications, Inc.:
4.625% 6/1/13	4,934	4,934
5.5% 10/1/15	1,342	1,484
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,613
4.75% 10/1/14	9,282	9,749
5.875% 10/1/19	287	338
Discovery Communications LLC:
3.25% 4/1/23	563	558
3.7% 6/1/15	5,906	6,230
5.05% 6/1/20	2,181	2,489
NBCUniversal Media LLC:
3.65% 4/30/15	549	580
5.15% 4/30/20	6,800	8,039
News America, Inc.:
5.3% 12/15/14	968	1,035
6.9% 3/1/19	5,426	6,731
Thomson Reuters Corp. 0.875% 5/23/16	1,880	1,870
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,946
6.2% 7/1/13	3,008	3,020
6.75% 7/1/18	7,189	8,717
Time Warner, Inc.:
3.15% 7/15/15	204	214
4.875% 3/15/20	5,060	5,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
5.875% 11/15/16	$ 5,025	$ 5,795
Viacom, Inc.:
3.5% 4/1/17	3,145	3,345
6.125% 10/5/17	3,071	3,620
		92,697
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	6,900	7,604
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,341
Home Depot, Inc. 4.4% 4/1/21	4,240	4,809
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,444
		13,594
TOTAL CONSUMER DISCRETIONARY		156,707
CONSUMER STAPLES - 2.6%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	4,100	4,095
5.375% 11/15/14	928	989
Beam, Inc. 1.875% 5/15/17	4,861	4,901
FBG Finance Ltd. 5.125% 6/15/15 (e)	3,800	4,103
Fortune Brands, Inc.:
5.375% 1/15/16	3,214	3,534
6.375% 6/15/14	1,868	1,974
Heineken NV:
1.4% 10/1/17 (e)	2,092	2,067
2.75% 4/1/23 (e)	2,186	2,107
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,303
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	8,430	8,705
		39,778
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,786
Walgreen Co.:
1.8% 9/15/17	1,743	1,754
3.1% 9/15/22	2,519	2,491
		9,031
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (e)	$ 4,000	$ 4,038
6% 11/27/17 (e)	781	926
ConAgra Foods, Inc.:
1.9% 1/25/18	1,466	1,475
3.2% 1/25/23	1,704	1,682
General Mills, Inc. 5.2% 3/17/15	3,350	3,614
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,251
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	5,190
6.5% 8/11/17	1,168	1,386
6.75% 2/19/14	596	621
		23,183
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	4,100	3,911
9.7% 11/10/18	3,287	4,492
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,719
Reynolds American, Inc.:
1.05% 10/30/15	4,658	4,670
3.25% 11/1/22	2,145	2,087
6.75% 6/15/17	3,818	4,522
		27,401
TOTAL CONSUMER STAPLES		99,393
ENERGY - 4.4%
Energy Equipment & Services - 0.7%
Cameron International Corp. 1.6% 4/30/15	3,136	3,166
DCP Midstream LLC 5.35% 3/15/20 (e)	4,118	4,485
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	6,087
FMC Technologies, Inc.:
2% 10/1/17	525	526
3.45% 10/1/22	952	947
Halliburton Co. 6.15% 9/15/19	2,601	3,225
National Oilwell Varco, Inc. 1.35% 12/1/17	4,120	4,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd. 2.5% 3/15/17	$ 1,741	$ 1,775
Weatherford International Ltd. 4.95% 10/15/13	2,254	2,287
		26,586
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	425
6.375% 9/15/17	3,957	4,669
Apache Corp. 1.75% 4/15/17	1,146	1,160
BG Energy Capital PLC 2.875% 10/15/16 (e)	4,300	4,541
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	5,057
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,945
3.875% 3/15/23	1,144	1,124
Duke Energy Field Services 5.375% 10/15/15 (e)	1,581	1,707
El Paso Natural Gas Co. 5.95% 4/15/17	178	205
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,542
Encana Holdings Finance Corp. 5.8% 5/1/14	3,739	3,910
Enterprise Products Operating LP:
1.25% 8/13/15	3,123	3,142
4.05% 2/15/22	4,350	4,642
5.6% 10/15/14	2,531	2,694
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	170	198
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,264
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	6,841	7,085
Nexen, Inc. 5.2% 3/10/15	1,177	1,266
Petro-Canada 6.05% 5/15/18	1,874	2,224
Petrobras Global Finance BV 4.375% 5/20/23	4,400	4,262
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,298
5.75% 1/20/20	5,269	5,730
7.875% 3/15/19	4,229	5,106
Petroleos Mexicanos:
3.5% 1/30/23 (e)	3,205	3,045
4.875% 1/24/22	4,300	4,601
6% 3/5/20	495	569
Phillips 66 2.95% 5/1/17	8,400	8,796
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,728
5.75% 1/15/20	6,268	7,385
Schlumberger Investment SA 1.25% 8/1/17 (e)	6,000	5,952
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southeast Supply Header LLC 4.85% 8/15/14 (e)	$ 5,816	$ 6,042
Spectra Energy Capital, LLC 5.65% 3/1/20	237	274
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,633
Texas Eastern Transmission LP 6% 9/15/17 (e)	5,603	6,513
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	4,406	4,554
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,965
Western Gas Partners LP 5.375% 6/1/21	4,300	4,851
XTO Energy, Inc. 5.65% 4/1/16	1,325	1,506
		141,610
TOTAL ENERGY		168,196
FINANCIALS - 24.3%
Capital Markets - 3.1%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,951
BlackRock, Inc. 4.25% 5/24/21	3,460	3,839
Goldman Sachs Group, Inc.:
1.6% 11/23/15	4,120	4,167
2.375% 1/22/18	4,020	4,044
3.3% 5/3/15	4,160	4,327
3.7% 8/1/15	5,015	5,279
5.25% 7/27/21	5,000	5,577
5.95% 1/18/18	10,163	11,728
6.15% 4/1/18	3,044	3,541
HSBC Bank PLC 1.5% 5/15/18 (e)	3,890	3,837
JPMorgan Chase & Co. 1.1% 10/15/15	4,110	4,112
Lazard Group LLC:
6.85% 6/15/17	4,983	5,712
7.125% 5/15/15	1,782	1,952
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,636
6.875% 4/25/18	5,859	6,985
Morgan Stanley:
1.75% 2/25/16	3,418	3,424
2.125% 4/25/18	3,910	3,863
4% 7/24/15	497	523
4.1% 1/26/15	8,840	9,242
4.75% 4/1/14	1,028	1,056
5.45% 1/9/17	1,019	1,132
5.625% 9/23/19	933	1,058
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.75% 1/25/21	$ 4,378	$ 4,995
5.95% 12/28/17	2,475	2,842
6% 4/28/15	1,087	1,179
6.625% 4/1/18	653	769
7.3% 5/13/19	3,668	4,498
State Street Corp. 3.1% 5/15/23	4,200	4,091
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	8,917
		117,276
Commercial Banks - 7.8%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	3,890	3,839
1.875% 10/6/17	4,100	4,170
Bank of America NA 5.3% 3/15/17	1,267	1,406
Bank of Montreal 2.5% 1/11/17	4,210	4,368
Bank of Nova Scotia 1.375% 12/18/17	6,161	6,104
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (e)	4,760	4,724
BB&T Corp. 3.95% 3/22/22	6,235	6,534
Comerica, Inc. 3% 9/16/15	15	16
Commonwealth Bank of Australia 2.9% 9/17/14 (e)	19,580	20,216
Credit Suisse 6% 2/15/18	9,794	11,309
Discover Bank 2% 2/21/18	8,400	8,348
Fifth Third Bancorp:
3.5% 3/15/22	4,300	4,420
3.625% 1/25/16	2,439	2,591
4.5% 6/1/18	440	483
8.25% 3/1/38	568	786
Fifth Third Bank 1.45% 2/28/18	4,000	3,960
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	55	55
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	5,094
HBOS PLC 6.75% 5/21/18 (e)	3,004	3,374
HSBC Holdings PLC:
4% 3/30/22	3,778	4,011
5.1% 4/5/21	4,270	4,872
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,485
JPMorgan Chase Bank 6% 10/1/17	12,071	14,100
KeyBank NA:
1.65% 2/1/18	2,625	2,632
5.8% 7/1/14	10,462	11,026
KeyCorp. 5.1% 3/24/21	4,303	4,946
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank 5% 1/17/17	$ 5,254	$ 5,679
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (e)	7,500	7,394
National Australia Bank Ltd. 2% 3/9/15	4,220	4,322
Nordea Bank AB 0.875% 5/13/16 (e)	5,850	5,818
PNC Bank NA 2.7% 11/1/22	10,621	10,059
PNC Funding Corp. 3.625% 2/8/15	2,676	2,804
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,736	1,789
3.95% 11/9/22	8,367	8,340
Regions Bank:
6.45% 6/26/37	514	567
7.5% 5/15/18	6,078	7,376
Regions Financial Corp.:
2% 5/15/18	3,910	3,832
5.75% 6/15/15	31	34
7.75% 11/10/14	48	52
Royal Bank of Canada 1.5% 1/16/18	8,080	8,063
Royal Bank of Scotland Group PLC 2.55% 9/18/15	13,895	14,274
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	6,150	6,138
SunTrust Bank 2.75% 5/1/23	4,300	4,114
SunTrust Banks, Inc.:
3.5% 1/20/17	5,643	6,011
3.6% 4/15/16	3,630	3,870
Svenska Handelsbanken AB 1.625% 3/21/18	3,915	3,894
The Toronto Dominion Bank 2.375% 10/19/16	8,600	8,977
Union Bank NA 2.125% 6/16/17	4,300	4,380
UnionBanCal Corp. 5.25% 12/16/13	857	876
Wachovia Bank NA 6% 11/15/17	5,655	6,660
Wachovia Corp. 5.625% 10/15/16	4,400	5,004
Wells Fargo & Co.:
1.25% 2/13/15	7,626	7,698
3.5% 3/8/22	4,300	4,464
3.676% 6/15/16	4,260	4,577
Westpac Banking Corp.:
1.125% 9/25/15	7,842	7,914
2% 8/14/17	7,300	7,466
		297,315
Consumer Finance - 3.7%
American Express Credit Corp.:
0.875% 11/13/15	4,110	4,119
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.75% 9/15/15	$ 10,038	$ 10,471
2.8% 9/19/16	3,852	4,054
American Honda Finance Corp. 1.5% 9/11/17 (e)	4,100	4,099
Capital One Financial Corp.:
1% 11/6/15	4,100	4,075
2.125% 7/15/14	9,294	9,420
2.15% 3/23/15	4,130	4,211
3.15% 7/15/16	4,360	4,603
7.375% 5/23/14	582	619
Discover Financial Services:
3.85% 11/21/22	196	198
5.2% 4/27/22	710	783
6.45% 6/12/17	2,977	3,453
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	3,991
2.75% 5/15/15	6,250	6,393
3% 6/12/17	10,250	10,525
4.25% 9/20/22	4,080	4,200
General Electric Capital Corp.:
1% 1/8/16	4,796	4,802
1.6% 11/20/17	11,000	10,987
1.625% 4/2/18	6,030	5,987
2.25% 11/9/15	6,196	6,399
2.9% 1/9/17	4,220	4,419
2.95% 5/9/16	1,773	1,870
3.35% 10/17/16	4,270	4,556
3.5% 6/29/15	10,833	11,419
6.375% 11/15/67 (g)	5,670	6,046
HSBC USA, Inc.:
1.625% 1/16/18	3,579	3,553
2.375% 2/13/15	3,402	3,492
Hyundai Capital America 2.125% 10/2/17 (e)	1,463	1,446
		140,190
Diversified Financial Services - 3.6%
ABB Finance (USA), Inc. 1.625% 5/8/17	1,596	1,603
Bank of America Corp.:
1.5% 10/9/15	5,000	5,029
3.875% 3/22/17	326	349
4.5% 4/1/15	10,130	10,719
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
5.75% 12/1/17	$ 6,840	$ 7,838
5.875% 1/5/21	5,905	6,909
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,429
3.125% 10/1/15	503	530
3.2% 3/11/16	4,270	4,523
3.245% 5/6/22	4,160	4,197
Citigroup, Inc.:
1.25% 1/15/16	8,110	8,100
1.3% 4/1/16	6,000	5,990
1.75% 5/1/18	6,000	5,920
3.953% 6/15/16	9,750	10,465
4.5% 1/14/22	3,558	3,859
4.75% 5/19/15	13,271	14,194
5.125% 5/5/14	1,036	1,077
6.125% 5/15/18	100	118
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,532
3.25% 9/23/22	4,142	4,060
3.375% 5/1/23	4,200	3,997
3.4% 6/24/15	17,366	18,224
4.5% 1/24/22	4,210	4,570
5.4% 1/6/42	1,813	2,040
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	1,271	1,287
TECO Finance, Inc.:
4% 3/15/16	1,147	1,230
5.15% 3/15/20	1,709	1,946
		137,735
Insurance - 2.5%
American International Group, Inc.:
3% 3/20/15	7,070	7,324
4.25% 9/15/14	6,250	6,517
4.875% 6/1/22	4,038	4,463
Aon Corp.:
3.5% 9/30/15	6,239	6,582
5% 9/30/20	4,000	4,564
Assurant, Inc. 5.625% 2/15/14	2,474	2,554
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	658
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,054
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	$ 1,929	$ 2,045
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,156
5.375% 3/15/17	149	168
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	4,280	4,665
6.5% 3/15/35 (e)	769	884
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,565	2,896
MetLife, Inc.:
1.756% 12/15/17 (c)	1,752	1,766
4.125% 8/13/42	4,400	4,128
5% 6/15/15	1,285	1,392
Metropolitan Life Global Funding I:
1.5% 1/10/18 (e)	9,444	9,366
2.5% 9/29/15 (e)	3,000	3,112
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	401	492
Pacific LifeCorp 6% 2/10/20 (e)	2,213	2,506
Prudential Financial, Inc.:
4.5% 11/15/20	4,820	5,363
5.4% 6/13/35	499	547
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(g)	246	246
Symetra Financial Corp. 6.125% 4/1/16 (e)	6,640	7,292
Unum Group:
5.625% 9/15/20	2,518	2,869
7.125% 9/30/16	4,802	5,572
		95,181
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,350
American Campus Communities Operating Partnership LP 3.75% 4/15/23	4,000	3,970
Boston Properties, Inc. 3.85% 2/1/23	3,900	4,043
BRE Properties, Inc. 5.5% 3/15/17	508	571
Camden Property Trust 5.375% 12/15/13	2,244	2,298
DDR Corp. 4.625% 7/15/22	1,318	1,410
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,990	2,202
7.5% 4/1/17	2,748	3,266
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 1,976	$ 1,933
3.875% 10/15/22	3,009	3,014
5.4% 8/15/14	2,777	2,918
6.75% 3/15/20	291	349
8.25% 8/15/19	57	73
Equity One, Inc.:
3.75% 11/15/22	8,200	8,109
6% 9/15/17	3,451	3,935
6.25% 1/15/17	545	619
Equity Residential 5.125% 3/15/16	3,150	3,491
Federal Realty Investment Trust:
5.4% 12/1/13	557	570
5.9% 4/1/20	42	50
6.2% 1/15/17	685	789
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,665
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,621
6.25% 6/15/17	1,361	1,481
6.65% 1/15/18	792	878
UDR, Inc. 5.5% 4/1/14	4,753	4,925
Washington (REIT) 5.25% 1/15/14	248	253
		55,783
Real Estate Management & Development - 2.2%
AMB Property LP 5.9% 8/15/13	2,849	2,877
BioMed Realty LP:
3.85% 4/15/16	8,587	9,101
6.125% 4/15/20	1,521	1,767
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	4,073
5.7% 5/1/17	2,338	2,608
ERP Operating LP:
4.625% 12/15/21	3,194	3,520
4.75% 7/15/20	2,996	3,346
5.375% 8/1/16	1,323	1,491
5.75% 6/15/17	5,803	6,710
Liberty Property LP:
4.125% 6/15/22	1,971	2,047
4.75% 10/1/20	7,111	7,813
5.125% 3/2/15	1,250	1,329
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 1,941	$ 2,177
6.625% 10/1/17	2,744	3,215
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,911
4.5% 4/18/22	1,234	1,297
7.75% 8/15/19	539	682
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,678
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	1,411	1,482
5.5% 1/15/14 (e)	999	1,019
5.7% 4/15/17 (e)	2,195	2,395
Regency Centers LP:
4.95% 4/15/14	675	698
5.25% 8/1/15	3,106	3,366
5.875% 6/15/17	1,727	1,963
Simon Property Group LP:
2.8% 1/30/17	972	1,015
4.2% 2/1/15	1,570	1,647
Tanger Properties LP:
6.125% 6/1/20	4,208	5,078
6.15% 11/15/15	4,191	4,717
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,583
		85,605
TOTAL FINANCIALS		929,085
HEALTH CARE - 1.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,796
Celgene Corp. 2.45% 10/15/15	472	488
		4,284
Health Care Providers & Services - 1.1%
Aetna, Inc.:
1.5% 11/15/17	506	503
2.75% 11/15/22	2,041	1,957
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,213
6.3% 8/15/14	3,995	4,249
Express Scripts, Inc. 3.125% 5/15/16	3,905	4,122
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp. 0.95% 12/4/15	$ 788	$ 790
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,514
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	840
2.75% 2/15/23	684	662
3.875% 10/15/20	5,296	5,690
WellPoint, Inc.:
1.25% 9/10/15	1,174	1,181
1.875% 1/15/18	2,129	2,131
3.125% 5/15/22	4,290	4,238
4.35% 8/15/20	5,502	6,027
		43,117
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17 (e)	6,991	6,974
2.9% 11/6/22 (e)	4,110	4,003
Novartis Capital Corp. 2.4% 9/21/22	4,500	4,353
Teva Pharmaceutical Finance II BV 3% 6/15/15	6,900	7,203
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,373	1,365
5% 8/15/14	554	580
Zoetis, Inc.:
1.875% 2/1/18 (e)	637	638
3.25% 2/1/23 (e)	1,553	1,539
		26,655
TOTAL HEALTH CARE		74,056
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (e)	440	457
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	2,292	2,489
6.795% 2/2/20	103	110
6.9% 7/2/19	818	892
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,678	$ 1,762
8.36% 1/20/19	1,385	1,558
		6,811
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,713
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	4,391	4,484
6% 10/15/17	3,234	3,815
General Electric Co. 2.7% 10/9/22	3,340	3,288
		11,587
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	8,200	8,121
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,441
TOTAL INDUSTRIALS		37,130
INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.4%
Apple, Inc. 1% 5/3/18	11,730	11,520
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,380
		15,900
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,191
5.95% 1/15/14	3,938	4,064
6.55% 10/1/17	2,606	3,069
		9,324
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	1,824	1,851
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	14,142	14,857
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,571
TOTAL INFORMATION TECHNOLOGY		49,503
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.2%
Chemicals - 0.3%
Ecolab, Inc. 1.45% 12/8/17	$ 2,207	$ 2,177
Sherwin-Williams Co. 1.35% 12/15/17	4,110	4,071
The Dow Chemical Co.:
4.125% 11/15/21	4,063	4,326
4.25% 11/15/20	2,209	2,424
		12,998
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,692
Metals & Mining - 0.8%
Anglo American Capital PLC:
2.15% 9/27/13 (e)	7,200	7,228
9.375% 4/8/14 (e)	3,434	3,672
9.375% 4/8/19 (e)	3,822	4,994
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	4,300	4,416
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	6,630	6,605
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,414
		30,329
TOTAL MATERIALS		46,019
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.:
1.4% 12/1/17	4,110	4,082
2.5% 8/15/15	3,515	3,642
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,150
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (e)	6,407	6,757
5.25% 7/22/13	2,703	2,719
France Telecom SA 2.125% 9/16/15	1,491	1,524
Qwest Corp. 3.5301% 6/15/13 (g)	7,560	7,563
SBC Communications, Inc. 5.1% 9/15/14	6,685	7,064
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,999
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,056
2% 11/1/16	8,797	9,031
3% 4/1/16	4,379	4,610
		64,197
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 4,330	$ 4,447
3.125% 7/16/22	2,818	2,693
3.625% 3/30/15	5,062	5,268
Vodafone Group PLC:
1.5% 2/19/18	4,000	3,955
4.15% 6/10/14	2,355	2,433
		18,796
TOTAL TELECOMMUNICATION SERVICES		82,993
UTILITIES - 4.3%
Electric Utilities - 2.7%
AmerenUE 6.4% 6/15/17	3,867	4,604
American Electric Power Co., Inc. 1.65% 12/15/17	5,545	5,514
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,324	5,463
Commonwealth Edison Co. 4% 8/1/20	4,400	4,851
Duke Capital LLC 5.668% 8/15/14	2,661	2,809
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)	369	452
Edison International 3.75% 9/15/17	2,938	3,160
Exelon Corp. 4.9% 6/15/15	3,038	3,274
FirstEnergy Corp.:
4.25% 3/15/23	4,000	3,949
7.375% 11/15/31	463	524
FirstEnergy Solutions Corp. 6.05% 8/15/21	4,294	4,923
Hydro-Quebec 2% 6/30/16	16,000	16,558
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,376
3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	8,323
6.5% 8/1/18	2,033	2,505
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	6,967	7,027
Northeast Utilities:
1.45% 5/1/18	1,030	1,017
2.8% 5/1/23	4,679	4,529
Pacific Gas & Electric Co. 3.25% 9/15/21	662	687
Pennsylvania Electric Co. 6.05% 9/1/17	844	981
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,218
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,450
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 4.4% 1/15/21	$ 4,958	$ 5,484
Tampa Electric Co.:
4.1% 6/15/42	721	720
5.4% 5/15/21	1,635	1,963
Wisconsin Electric Power Co. 2.95% 9/15/21	768	793
		101,174
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,439
Independent Power Producers & Energy Traders - 0.3%
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,735
PPL Energy Supply LLC 6.3% 7/15/13	8,190	8,241
PSEG Power LLC 2.75% 9/15/16	1,039	1,077
		11,053
Multi-Utilities - 1.3%
Ameren Illinois Co. 6.125% 11/15/17	455	539
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,238
Dominion Resources, Inc.:
2.5836% 9/30/66 (g)	4,542	4,290
7.5% 6/30/66 (g)	4,221	4,685
National Grid PLC 6.3% 8/1/16	1,843	2,120
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,388
5.25% 9/15/17	2,656	3,008
5.4% 7/15/14	1,743	1,828
5.45% 9/15/20	313	359
6.4% 3/15/18	1,717	2,041
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,771
Sempra Energy:
2.3% 4/1/17	9,715	9,996
2.875% 10/1/22	1,677	1,638
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,383	3,675
		48,576
TOTAL UTILITIES		162,242
TOTAL NONCONVERTIBLE BONDS (Cost $1,698,554)		1,805,324
U.S. Government and Government Agency Obligations - 28.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 4.3%
Fannie Mae:
0.5% 9/28/15	$ 24,334	$ 24,383
0.5% 3/30/16	16,515	16,488
0.875% 12/20/17	10,445	10,370
0.875% 2/8/18	9,697	9,594
0.875% 5/21/18	14,683	14,465
1.625% 10/26/15	27,574	28,363
Freddie Mac:
0.5% 5/13/16	5,304	5,292
0.75% 1/12/18	25,000	24,632
1% 9/29/17	28,881	28,833
1.25% 5/12/17	1,496	1,516
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		163,936
U.S. Treasury Obligations - 24.4%
U.S. Treasury Notes:
0.75% 6/30/17	67,105	66,937
0.875% 11/30/16	53,278	53,678
0.875% 4/30/17	89,450	89,813
0.875% 1/31/18	22,749	22,655
0.875% 7/31/19	147,125	143,103
1% 5/31/18	50,899	50,812
1.125% 4/30/20 (d)	75,252	73,312
1.375% 5/31/20	144,537	142,956
1.875% 9/30/17	79,890	83,267
2% 2/15/23	115,704	114,710
3% 9/30/16	24,994	26,964
3.125% 10/31/16	15,084	16,358
3.125% 1/31/17 (f)	44,686	48,624
TOTAL U.S. TREASURY OBLIGATIONS		933,189
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,151
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,103,910)		1,103,276
U.S. Government Agency - Mortgage Securities - 4.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 3.0%
2.014% 2/1/33 (g)	$ 132	$ 137
2.039% 12/1/34 (g)	148	156
2.072% 7/1/35 (g)	73	77
2.083% 3/1/35 (g)	120	125
2.117% 10/1/33 (g)	85	89
2.138% 10/1/33 (g)	199	209
2.175% 3/1/35 (g)	23	24
2.332% 3/1/35 (g)	92	98
2.376% 12/1/33 (g)	4,935	5,257
2.387% 7/1/35 (g)	534	567
2.441% 10/1/35 (g)	131	137
2.526% 10/1/33 (g)	214	228
2.559% 6/1/36 (g)	153	164
2.605% 7/1/34 (g)	99	104
2.607% 5/1/35 (g)	373	400
2.666% 7/1/35 (g)	285	303
2.726% 11/1/36 (g)	1,039	1,117
2.898% 4/1/35 (g)	2,757	2,947
2.935% 7/1/37 (g)	274	290
2.971% 9/1/36 (g)	1,643	1,766
3.194% 1/1/40 (g)	2,179	2,300
3.478% 3/1/40 (g)	1,616	1,712
3.5% 1/1/26	53,946	56,798
3.514% 12/1/39 (g)	626	658
3.627% 3/1/40 (g)	2,181	2,276
4% 7/1/18	1,846	1,959
4.5% 6/1/19 to 7/1/20	2,017	2,150
5.5% 9/1/17 to 6/1/36	22,132	24,064
6.5% 8/1/13 to 8/1/36	6,286	7,168
7% 7/1/25 to 2/1/32	20	23
7.5% 8/1/13 to 8/1/29	275	318
TOTAL FANNIE MAE		113,621
Freddie Mac - 1.3%
2.156% 4/1/35 (g)	1,540	1,631
2.403% 3/1/36 (g)	284	301
2.462% 1/1/35 (g)	85	90
3% 8/1/21	6,202	6,471
3.024% 3/1/33 (g)	24	26
3.16% 11/1/35 (g)	555	593
3.287% 10/1/35 (g)	212	228
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 1/1/26	$ 2,601	$ 2,756
3.571% 4/1/40 (g)	1,567	1,636
3.6% 2/1/40 (g)	2,617	2,730
3.6% 4/1/40 (g)	1,279	1,343
4.5% 8/1/18	4,305	4,548
5% 3/1/19	5,747	6,089
5.5% 3/1/34 to 7/1/35	20,586	22,350
7.5% 12/1/13 to 1/1/33	68	79
TOTAL FREDDIE MAC		50,871
Ginnie Mae - 0.4%
4% 6/15/24 to 3/15/26	10,282	11,045
7% 1/15/28 to 11/15/32	3,143	3,641
7.5% 3/15/28	4	5
8% 7/15/17 to 5/15/22	510	542
TOTAL GINNIE MAE		15,233
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $175,660)		179,725
Asset-Backed Securities - 6.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (g)	307	273
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (g)	281	284
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (g)	15	15
Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	3,930	3,956
Series 2010-5 Class A4, 1.75% 3/15/16	1,635	1,651
Series 2011-1 Class A4, 2.23% 3/15/16	7,350	7,468
Series 2012-SN1 Class A3, 0.57% 8/20/15	5,000	5,001
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	15,400	15,552
Series 2011-3 Class A2, 1.81% 5/15/16	8,240	8,337
Series 2011-5 Class A1, 0.8492% 6/15/15 (g)	8,570	8,571
Series 2012-1 Class A2, 1.44% 2/15/17	8,450	8,545
Series 2012-2 Class A, 0.6992% 3/15/16 (g)	4,000	4,001
Series 2012-3 Class A2, 1.21% 6/15/17	8,200	8,284
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,471
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	$ 939	$ 940
Series 2011-1 Class A3, 1.39% 9/8/15	1,330	1,332
Series 2011-2 Class A3, 1.61% 10/8/15	3,565	3,574
Series 2011-3 Class A3, 1.17% 1/8/16	1,967	1,971
Series 2011-4 Class AS, 0.92% 3/9/15	645	645
Series 2011-5 Class A2, 1.19% 8/8/15	535	535
Series 2012-2 Class A3, 1.05% 10/11/16	2,560	2,575
Series 2012-5 Class A3, 0.62% 6/8/17	6,050	6,046
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (g)	30	29
Series 2004-R2 Class M3, 1.0183% 4/25/34 (g)	44	37
Series 2005-R2 Class M1, 0.6433% 4/25/35 (g)	819	802
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (g)	22	20
Series 2004-W11 Class M2, 1.2433% 11/25/34 (g)	253	237
Series 2004-W7 Class M1, 1.0183% 5/25/34 (g)	968	926
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (g)	566	210
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0183% 4/25/34 (g)	983	925
Series 2006-HE2 Class M1, 0.5633% 3/25/36 (g)	28	0*
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3183% 2/25/35 (g)	1,896	1,489
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5987% 9/15/17 (e)(g)	12,000	12,031
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (e)(g)	157	126
Class C, 1.2982% 7/20/39 (e)(g)	243	12
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (g)	812	512
Chase Issuance Trust Series 2012-A8 Class A8, 0.54% 10/16/17	16,000	15,955
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (g)	15	15
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6483% 4/25/34 (g)	72	53
Series 2004-4 Class M2, 0.9883% 6/25/34 (g)	265	242
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	9,340	9,384
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (e)	4,647	4,671
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (g)	18	17
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (g)	$ 208	$ 165
Ford Credit Auto Owner Trust Series 2011-B Class A4, 1.35% 12/15/16	3,640	3,681
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	4,390	4,404
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,887
Series 2012-4 Class A1, 0.74% 9/15/16	9,410	9,433
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,663
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9283% 1/25/35 (g)	427	363
Class M4, 1.2133% 1/25/35 (g)	164	19
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (e)(g)	1,457	1,020
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (e)(g)	48	46
Series 2006-2A:
Class A, 0.3792% 11/15/34 (e)(g)	1,026	949
Class B, 0.4792% 11/15/34 (e)(g)	371	317
Class C, 0.5792% 11/15/34 (e)(g)	616	447
Class D, 0.9492% 11/15/34 (e)(g)	234	159
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	7,770	7,827
Series 2012-5 Class A, 0.97% 6/15/18	10,230	10,289
GSAMP Trust Series 2004-AR1 Class B4, 4.0669% 6/25/34 (c)(e)	240	23
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (e)(g)	597	594
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (g)	257	241
Series 2003-3 Class M1, 1.4833% 8/25/33 (g)	278	262
Series 2003-5 Class A2, 0.8933% 12/25/33 (g)	15	13
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	2,270	2,294
Series 2011-2 Class A4, 1.55% 8/18/17	5,790	5,861
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (g)	766	411
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (e)	7,680	7,678
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,836
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4933% 7/25/36 (g)	151	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (g)	$ 764	$ 735
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (g)	188	184
Series 2006-A Class 2C, 1.4331% 3/27/42 (g)	2,280	111
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (g)	272	4
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	10,650	10,669
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (g)	111	91
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (g)	347	290
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (g)	489	427
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (g)	1,537	1,422
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (g)	26	25
Series 2004-HE7 Class B3, 5.4433% 8/25/34 (g)	186	68
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (g)	180	169
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (g)	188	8
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (g)	642	561
Nissan Auto Lease Trust Series 2011-B Class A3, 0.92% 2/16/15	3,171	3,177
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (b)(e)(g)	405	0
Series 2006-1A Class A, 1.5982% 3/20/11 (b)(e)(g)	530	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (g)	240	208
Class M4, 1.6433% 9/25/34 (g)	308	107
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (g)	665	560
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (g)	2	2
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	877	878
Series 2012-1 Class A2, 1.25% 4/15/15	1,293	1,295
Series 2012-3 Class A3, 1.08% 4/15/16	2,830	2,842
Series 2012-4 Class A3, 1.04% 8/15/16	3,280	3,296
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (g)	513	475
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (g)	542	397
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (g)	$ 41	$ 30
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	258	261
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (g)	168	158
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (e)(g)	1,808	54
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (e)(g)	806	738
TOTAL ASSET-BACKED SECURITIES (Cost $244,683)		250,846
Collateralized Mortgage Obligations - 3.1%

Private Sponsor - 0.9%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4741% 11/19/47 (e)(g)	319	320
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4542% 8/28/47 (e)(g)	1,528	1,521
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (e)	724	727
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2982% 12/20/54 (g)	151	135
Series 2006-1A:
Class A5, 0.3382% 12/20/54 (e)(g)	7,876	7,726
Class C2, 1.3982% 12/20/54 (e)(g)	3,085	2,758
Series 2006-2 Class C1, 1.1382% 12/20/54 (g)	2,445	2,186
Series 2006-3 Class C2, 1.1982% 12/20/54 (g)	506	452
Series 2006-4:
Class B1, 0.3782% 12/20/54 (g)	2,386	2,256
Class C1, 0.9582% 12/20/54 (g)	1,459	1,304
Class M1, 0.5382% 12/20/54 (g)	629	576
Series 2007-1:
Class 1C1, 0.7982% 12/20/54 (g)	1,115	997
Class 1M1, 0.4982% 12/20/54 (g)	754	690
Class 2C1, 1.0582% 12/20/54 (g)	506	452
Class 2M1, 0.6982% 12/20/54 (g)	969	887
Series 2007-2 Class 2C1, 1.0582% 12/17/54 (g)	1,341	1,199
Granite Mortgages Series 2003-2 Class 1A3, 0.7761% 7/20/43 (g)	1,650	1,634
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7261% 1/20/44 (g)	$ 194	$ 191
Series 2004-1 Class 2A1, 0.6001% 3/20/44 (g)	7,204	7,122
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (g)	288	220
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (g)	608	536
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (e)(g)	495	452
Class B6, 3.0492% 7/10/35 (e)(g)	136	123
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (e)(g)	46	45
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	14	13
TOTAL PRIVATE SPONSOR		34,522
U.S. Government Agency - 2.2%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	5,640	6,040
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	119	126
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	384	404
Series 2004-86 Class KC, 4.5% 5/25/19	190	194
Series 2010-123 Class DL, 3.5% 11/25/25	1,869	1,947
Series 2010-143 Class B, 3.5% 12/25/25	2,915	3,059
Series 2013-16 Class GP, 3% 3/25/33	20,000	21,182
Series 2013-40 Class PV, 2% 1/25/26	6,151	6,261
Freddie Mac:
floater Series 3346 Class FA, 0.4292% 2/15/19 (g)	2,513	2,517
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	410	435
Series 2363 Class PF, 6% 9/15/16	494	521
Series 2425 Class JH, 6% 3/15/17	476	509
Series 3820 Class DA, 4% 11/15/35	3,128	3,382
Series 4176 Class BA, 3% 2/15/33	4,185	4,387
Series 3777 Class AC, 3.5% 12/15/25	6,852	7,281
Series 3949 Class MK, 4.5% 10/15/34	2,220	2,455
Series 4181 Class LA, 3% 3/15/37	5,715	5,991
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-149 Class MF, 0.4482% 12/20/42 (g)	$ 11,144	$ 11,139
Series 2012-97 Class JF, 0.4497% 8/16/42 (g)	5,012	5,038
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,819	1,858
TOTAL U.S. GOVERNMENT AGENCY		84,726
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $106,314)		119,248
Commercial Mortgage Securities - 5.7%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (e)	5,711	5,998
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (g)(i)	497	15
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	947	952
Series 2006-2 Class AAB, 5.9009% 5/10/45 (g)	748	780
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,491
Series 2007-4 Class A3, 6.0025% 2/10/51 (g)	754	786
Series 2006-6 Class E, 5.619% 10/10/45 (e)	697	87
Series 2007-3 Class A3, 5.7963% 6/10/49 (g)	2,016	2,027
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3492% 8/15/29 (e)(g)	7,110	7,145
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (e)(g)	37	27
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (e)(g)	510	433
Class B1, 1.5933% 1/25/36 (e)(g)	70	15
Class M1, 0.6433% 1/25/36 (e)(g)	165	92
Class M2, 0.6633% 1/25/36 (e)(g)	78	41
Class M3, 0.6933% 1/25/36 (e)(g)	72	37
Class M4, 0.8033% 1/25/36 (e)(g)	63	31
Class M5, 0.8433% 1/25/36 (e)(g)	63	22
Class M6, 0.8933% 1/25/36 (e)(g)	67	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (e)(g)	$ 96	$ 15
Class M5, 0.6733% 10/25/36 (e)(g)	43	2
Series 2006-4A Class M6, 0.7133% 12/25/36 (e)(g)	38	1
Series 2007-1 Class A2, 0.4633% 3/25/37 (e)(g)	404	257
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (e)(g)	387	291
Class A2, 0.5133% 7/25/37 (e)(g)	362	187
Class M1, 0.5633% 7/25/37 (e)(g)	168	46
Class M2, 0.6033% 7/25/37 (e)(g)	92	16
Class M3, 0.6833% 7/25/37 (e)(g)	92	9
Class M4, 0.8433% 7/25/37 (e)(g)	185	8
Class M5, 0.9433% 7/25/37 (e)(g)	163	6
Class M6, 1.1933% 7/25/37 (e)(g)	10	0*
Series 2007-3:
Class A2, 0.4833% 7/25/37 (e)(g)	310	185
Class B1, 1.1433% 7/25/37 (e)(g)	72	5
Class M1, 0.5033% 7/25/37 (e)(g)	105	39
Class M2, 0.5333% 7/25/37 (e)(g)	112	33
Class M3, 0.5633% 7/25/37 (e)(g)	177	41
Class M4, 0.6933% 7/25/37 (e)(g)	210	43
Class M5, 0.7933% 7/25/37 (e)(g)	145	21
Class M6, 0.9933% 7/25/37 (e)(g)	110	13
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (e)(g)	197	18
Class M2, 1.2433% 9/25/37 (e)(g)	197	15
Class M4, 1.7933% 9/25/37 (e)(g)	384	19
Class M5, 1.9433% 9/25/37 (e)(g)	7	0*
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(g)(i)	4,631	386
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (e)(g)	349	332
Class E, 0.4992% 3/15/22 (e)(g)	1,818	1,690
Class F, 0.5492% 3/15/22 (e)(g)	1,115	1,015
Class G, 0.5992% 3/15/22 (e)(g)	376	335
Class H, 0.7492% 3/15/22 (e)(g)	349	304
Class J, 0.8992% 3/15/22 (e)(g)	349	295
Series 2006-PW12 Class A1A, 5.9028% 9/11/38 (g)	4,849	5,432
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (e)(g)(i)	$ 11,390	$ 42
Series 2006-T24 Class X2, 0.6225% 10/12/41 (e)(g)(i)	2,173	4
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (e)(g)(i)	78,098	594
Series 2007-T28 Class X2, 0.3236% 9/11/42 (e)(g)(i)	42,569	171
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (e)(g)	277	261
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,418	1,463
Class XCL, 1.5785% 5/15/35 (e)(g)(i)	3,781	60
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	3,004	2,990
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	1,175	1,209
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (g)	1,207	1,274
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	367
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,348	1,011
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,802
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (e)(g)	57	50
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (e)(g)	742	704
Class D, 0.5392% 11/15/17 (e)(g)	39	36
Class E, 0.5892% 11/15/17 (e)(g)	137	126
Class F, 0.6492% 11/15/17 (e)(g)	67	61
Class G, 0.6992% 11/15/17 (e)(g)	47	41
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (e)(g)	1,720	1,648
sequential payer Series 2006-C8:
Class A3, 5.31% 12/10/46	3,439	3,500
Class A4, 5.306% 12/10/46	5,130	5,732
Series 2006-C8 Class XP, 0.6611% 12/10/46 (g)(i)	11,570	29
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	18,070	18,651
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	$ 2,414	$ 2,719
Series 2007-C3 Class A4, 5.8694% 6/15/39 (g)	529	595
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (g)(i)	7,209	27
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (e)(g)	4,306	3,837
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	486	491
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (g)(i)	255	0*
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (e)(g)(i)	394	0*
Series 2003-C4 Class A4, 5.137% 8/15/36	583	582
Series 2006-C1 Class A3, 5.5814% 2/15/39 (g)	1,550	1,561
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (e)(g)	457	451
Class C:
0.3692% 2/15/22 (e)(g)	840	826
0.4692% 2/15/22 (e)(g)	300	291
Class F, 0.5192% 2/15/22 (e)(g)	600	578
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (g)(i)	14,877	47
Class B, 5.487% 2/15/40 (e)(g)	1,845	260
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9982% 12/5/31 (e)(g)	3,190	3,192
Class A2FL, 0.8982% 12/5/31 (e)(g)	4,180	4,184
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	8,491	8,670
Series K707 Class A1, 1.615% 9/25/18	5,398	5,500
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	7,154
Series 2001-1 Class X1, 2.2683% 5/15/33 (e)(g)(i)	554	8
Series 2007-C1 Class XP, 0.3409% 12/10/49 (g)(i)	14,620	28
GMAC Commercial Mortgage Securities, Inc. sequential payer Series 2003-C2 Class A2, 5.5981% 5/10/40 (g)	708	709
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (e)(g)	454	441
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 7,125	$ 8,021
Series 2007-GG11 Class A1, 0.395% 12/10/49 (e)(g)(i)	18,594	80
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (e)(g)	2,208	2,215
Class A2, 1.2601% 3/6/20 (e)(g)	1,720	1,726
Class C, 2.0056% 3/6/20 (e)(g)	5,085	5,102
Class D, 2.2018% 3/6/20 (e)(g)	2,650	2,659
Class F, 2.6334% 3/6/20 (e)(g)	112	112
Class G, 2.7903% 3/6/20 (e)(g)	56	56
Class H, 3.3004% 3/6/20 (e)(g)	44	44
Class J, 4.0852% 3/6/20 (e)(g)	63	63
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (e)	1,030	1,050
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	451	457
Series 2007-GG10 Class A2, 5.778% 8/10/45	260	263
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	2,578	2,603
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,144	1,153
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (e)(g)	1,129	1,129
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	1,425	1,442
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (e)(g)	687	668
Class C, 0.4092% 11/15/18 (e)(g)	488	472
Class D, 0.4292% 11/15/18 (e)(g)	143	135
Class E, 0.4792% 11/15/18 (e)(g)	154	146
Class F, 0.5292% 11/15/18 (e)(g)	232	218
Class G, 0.5592% 11/15/18 (e)(g)	201	189
Class H, 0.6992% 11/15/18 (e)(g)	154	144
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	305	319
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (g)	2,877	2,960
Class A4, 6.0024% 6/15/49 (g)	139	158
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	$ 3,265	$ 3,290
Class A3, 5.42% 1/15/49	3,322	3,744
Series 2006-CB17 Class A3, 5.45% 12/12/43	211	211
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (g)	103	41
Class C, 5.9096% 2/12/49 (g)	270	49
Class D, 5.9096% 2/12/49 (g)	284	30
Series 2007-LDP10 Class ES, 5.7044% 1/15/49 (e)(g)	624	5
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	3	3
Series 2006-C7 Class A2, 5.3% 11/15/38	623	656
Series 2007-C1 Class A4, 5.424% 2/15/40	156	176
Series 2007-C2 Class A3, 5.43% 2/15/40	582	648
Series 2006-C6 Class XCP, 0.862% 9/15/39 (g)(i)	4,635	10
Series 2007-C1 Class XCP, 0.623% 2/15/40 (g)(i)	1,649	5
Series 2007-C7 Class XCP, 0.4169% 9/15/45 (g)(i)	73,186	346
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (e)(g)	387	383
Class E, 0.4892% 9/15/21 (e)(g)	1,395	1,365
Class F, 0.5392% 9/15/21 (e)(g)	515	499
Class G, 0.5592% 9/15/21 (e)(g)	1,017	975
Class H, 0.5992% 9/15/21 (e)(g)	263	246
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F, 5.6% 1/12/44 (e)(g)	1,050	852
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (g)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	715	744
Series 2007-5 Class A4, 5.378% 8/12/48	48	54
Series 2007-9 Class A4, 5.7% 9/12/49	315	359
Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	3,242	3,324
Series 2006-4 Class XP, 0.8115% 12/12/49 (g)(i)	16,972	164
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,207	301
Series 2007-7 Class B, 5.9278% 6/12/50 (g)	105	6
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (e)(g)	$ 161	$ 66
Series 2007-XLFA:
Class A2, 0.3% 10/15/20 (e)(g)	1,430	1,423
Class C, 0.36% 10/15/20 (e)(g)	693	676
Class D, 0.39% 10/15/20 (e)(g)	300	290
Class E, 0.45% 10/15/20 (e)(g)	376	352
Class F, 0.5% 10/15/20 (e)(g)	225	209
Class G, 0.54% 10/15/20 (e)(g)	279	256
Class H, 0.63% 10/15/20 (e)(g)	176	152
Class J, 0.78% 10/15/20 (e)(g)	101	38
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	803	805
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	3,919	4,369
Series 2006-T23 Class A3, 5.9917% 8/12/41 (g)	616	613
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	433	433
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	661	693
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	170	67
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,554
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3182% 9/15/21 (e)(g)	3,558	3,537
Class E, 0.4782% 9/15/21 (e)(g)	867	830
Class F, 0.5382% 9/15/21 (e)(g)	846	796
Class G, 0.5582% 9/15/21 (e)(g)	801	742
Class J, 0.7982% 9/15/21 (e)(g)	178	147
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (e)(g)	2,422	2,144
Class LXR1, 0.8992% 6/15/20 (e)(g)	148	129
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,202	3,264
Series 2007-C30 Class A5, 5.342% 12/15/43	1,291	1,453
Series 2007-C32 Class A3, 5.9236% 6/15/49 (g)	2,049	2,332
Series 2007-C33 Class A5, 6.1222% 2/15/51 (g)	799	924
Series 2005-C22 Class F, 5.5564% 12/15/44 (e)(g)	2,013	557
Series 2007-C30 Class XP, 0.6719% 12/15/43 (e)(g)(i)	9,771	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.8685% 4/15/47 (g)	$ 332	$ 234
Series 2007-C31A Class A2, 5.421% 4/15/47	3,349	3,365
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,651
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $193,713)		217,306
Municipal Securities - 0.6%

California Gen. Oblig. 5.25% 4/1/14	9,000	9,340
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	12,071
TOTAL MUNICIPAL SECURITIES (Cost $21,176)		21,411
Foreign Government and Government Agency Obligations - 0.9%

Brazilian Federative Republic 4.875% 1/22/21	3,820	4,288
New Brunswick Province 2.75% 6/15/18	8,700	9,247
Ontario Province 2.3% 5/10/16	20,000	20,885
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,818)		34,420
Supranational Obligations - 0.7%

International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $25,764)	25,785	25,745
Bank Notes - 0.1%

Fifth Third Bank 4.75% 2/1/15 (Cost $2,773)	2,708	2,873
Fixed-Income Funds - 1.0%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $35,296)	354,566	37,985
Money Market Funds - 0.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (a) (Cost $4,212)	4,211,639	$ 4,212
Cash Equivalents - 1.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #(j) (Cost $39,784)	$ 39,784	39,784
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,684,657)		3,842,155
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(24,931)
NET ASSETS - 100%		$ 3,817,224
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 426	$ (325)	$ 0	$ (325)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $363,756,000 or 9.5% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At the period end, the value of securities pledged amounted to $745,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Includes investment made with cash collateral received from securities on loan.
* Amount represents less than $1,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$39,784,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 39,784
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Specialized High Income Central Fund	1,567
Total	$ 1,591
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,638	$ 1,567	$ -	$ 37,985	9.7%
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,805,324	$ -	$ 1,805,324	$ -
U.S. Government and Government Agency Obligations	1,103,276	-	1,103,276	-
U.S. Government Agency - Mortgage Securities	179,725	-	179,725	-
Asset-Backed Securities	250,846	-	248,395	2,451
Collateralized Mortgage Obligations	119,248	-	118,673	575
Commercial Mortgage Securities	217,306	-	217,044	262
Municipal Securities	21,411	-	21,411	-
Foreign Government and Government Agency Obligations	34,420	-	34,420	-
Supranational Obligations	25,745	-	25,745	-
Bank Notes	2,873	-	2,873	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Fixed-Income Funds	$ 37,985	$ 37,985	$ -	$ -
Money Market Funds	4,212	4,212	-	-
Cash Equivalents	39,784	-	39,784	-
Total Investments in Securities:	$ 3,842,155	$ 42,197	$ 3,796,670	$ 3,288
Derivative Instruments:
Liabilities
Swaps	$ (325)	$ -	$ (325)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $3,731,340,000. Net unrealized appreciation aggregated $110,815,000, of which $137,873,000 related to appreciated investment securities and $27,058,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

May 31, 2013

1.804842.109

STP-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 1.3%
Daimler Finance North America LLC:
0.8794% 1/9/15 (d)(g)	$ 6,730	$ 6,752
1.25% 1/11/16 (d)	10,000	10,003
1.3% 7/31/15 (d)	17,811	17,919
1.65% 4/10/15 (d)	8,910	9,018
1.875% 9/15/14 (d)	8,785	8,887
1.95% 3/28/14 (d)	16,316	16,449
2.3% 1/9/15 (d)	8,860	9,028
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	9,139	9,112
1.625% 3/22/15 (d)	16,952	17,157
2.375% 3/22/17 (d)	8,440	8,683
		113,008
Media - 1.2%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,406
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,168
NBCUniversal Enterprise, Inc. 0.817% 4/15/16 (d)(g)	20,000	20,095
NBCUniversal Media LLC:
2.875% 4/1/16	8,800	9,266
3.65% 4/30/15	15,820	16,712
News America, Inc. 5.3% 12/15/14	9,474	10,127
Thomson Reuters Corp. 0.875% 5/23/16	4,387	4,363
Time Warner, Inc. 3.15% 7/15/15	11,388	11,926
Viacom, Inc. 1.25% 2/27/15	10,835	10,895
Walt Disney Co. 1.1% 12/1/17	7,616	7,547
		109,505
TOTAL CONSUMER DISCRETIONARY		222,513
CONSUMER STAPLES - 2.8%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,488
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	17,658	17,682
1.5% 7/14/14	12,500	12,647
Beam, Inc. 1.875% 5/15/17	10,289	10,374
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,414
Fortune Brands, Inc. 5.375% 1/15/16	3,377	3,713
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
0.8% 10/1/15 (d)	$ 12,017	$ 11,999
1.4% 10/1/17 (d)	4,476	4,422
PepsiCo, Inc. 0.4828% 2/26/16 (g)	12,500	12,520
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,388
		120,647
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,849
Walgreen Co. 1% 3/13/15	13,123	13,182
		23,031
Food Products - 0.8%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,996
General Mills, Inc.:
0.875% 1/29/16	7,655	7,646
1.55% 5/16/14	9,300	9,389
Kellogg Co. 0.5051% 2/13/15 (g)	13,333	13,360
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,827
		73,218
Tobacco - 0.4%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,311
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,832
6.75% 6/15/17	6,891	8,161
		39,304
TOTAL CONSUMER STAPLES		256,200
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,767
FMC Technologies, Inc. 2% 10/1/17	1,126	1,127
		7,894
Oil, Gas & Consumable Fuels - 1.8%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,461
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,479
Cenovus Energy, Inc. 4.5% 9/15/14	11,287	11,804
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,696
Gazstream SA 5.625% 7/22/13 (d)	585	587
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp. 3.5% 3/1/16	$ 11,885	$ 12,606
Petrobras Global Finance BV 2% 5/20/16	23,350	23,238
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,952
3.875% 1/27/16	8,216	8,574
Phillips 66:
1.95% 3/5/15	18,490	18,838
2.95% 5/1/17	4,000	4,188
Schlumberger Investment SA 1.25% 8/1/17 (d)	13,136	13,031
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,681
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,276
Total Capital International SA 0.75% 1/25/16	10,823	10,818
		160,229
TOTAL ENERGY		168,123
FINANCIALS - 24.4%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.:
0.7341% 3/22/16 (g)	2,530	2,509
2.375% 1/22/18	17,090	17,192
3.625% 2/7/16	10,300	10,896
3.7% 8/1/15	13,094	13,784
5.125% 1/15/15	26,483	28,143
HSBC Bank PLC:
1.5% 5/15/18 (d)	8,960	8,838
3.1% 5/24/16 (d)	8,670	9,169
JPMorgan Chase & Co.:
0.8928% 2/26/16 (g)	10,000	10,038
0.9371% 10/15/15 (g)	17,290	17,376
1.1% 10/15/15	8,630	8,633
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,821
Morgan Stanley:
1.75% 2/25/16	22,655	22,697
2.875% 1/24/14	8,670	8,783
2.875% 7/28/14	3,146	3,214
4.1% 1/26/15	3,862	4,037
4.2% 11/20/14	7,995	8,330
6% 5/13/14	12,430	13,017
State Street Corp. 4.3% 5/30/14	9,030	9,377
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 1.7% 11/24/14	$ 21,244	$ 21,557
UBS AG Stamford Branch:
1.2756% 1/28/14 (g)	3,777	3,799
2.25% 1/28/14	9,587	9,680
		235,890
Commercial Banks - 11.0%
ABN AMRO Bank NV 2.0456% 1/30/14 (d)(g)	7,000	7,070
ANZ Banking Group Ltd.:
0.465% 5/7/15 (d)(g)	10,000	9,998
2.125% 1/10/14 (d)	8,540	8,630
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	18,029
1.875% 10/6/17	5,000	5,085
Bank of America NA 5.3% 3/15/17	1,941	2,154
Bank of England 0.5% 3/6/15 (d)	28,468	28,536
Bank of Montreal 0.7506% 9/11/15 (g)	19,100	19,204
Bank of Nova Scotia:
1.375% 12/18/17	8,336	8,259
1.85% 1/12/15	21,584	21,991
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	18,000	17,967
Barclays Bank PLC:
1.3171% 1/13/14 (g)	26,000	26,144
2.375% 1/13/14	12,100	12,229
BB&T Corp.:
2.05% 4/28/14	15,000	15,218
3.2% 3/15/16	5,000	5,288
Commonwealth Bank of Australia:
1.95% 3/16/15	8,750	8,952
3.5% 3/19/15 (d)	15,000	15,763
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7601% 3/18/16 (g)	20,000	20,073
Credit Suisse New York Branch:
1.2371% 1/14/14 (g)	6,000	6,030
2.2% 1/14/14	51,458	52,024
Danske Bank A/S 1.3271% 4/14/14 (d)(g)	12,690	12,750
Discover Bank 2% 2/21/18	20,410	20,284
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,098
Fifth Third Bank:
0.6828% 2/26/16 (g)	10,000	9,990
0.9% 2/26/16	20,630	20,486
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
ING Bank NV 2% 10/18/13 (d)	$ 5,000	$ 5,025
KeyBank NA:
1.65% 2/1/18	5,786	5,802
5.8% 7/1/14	30,945	32,613
Marshall & Ilsley Bank 5% 1/17/17	686	742
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	25,865	25,500
National Australia Bank Ltd.:
0.5761% 1/22/15 (d)(g)	15,000	15,013
1.6% 8/7/15	8,810	8,967
2% 3/9/15	8,730	8,940
National Bank of Canada 1.5% 6/26/15	11,630	11,788
Nordea Bank AB:
0.875% 5/13/16 (d)	13,640	13,565
1.75% 10/4/13 (d)	12,260	12,319
PNC Bank NA 0.8% 1/28/16	20,150	20,119
PNC Funding Corp.:
3% 5/19/14	8,490	8,694
3.625% 2/8/15	8,119	8,508
Rabobank (Netherlands) NV:
1.85% 1/10/14	14,315	14,442
2.125% 10/13/15	4,746	4,890
Regions Financial Corp. 2% 5/15/18	8,970	8,792
Royal Bank of Canada:
0.6496% 3/8/16 (g)	8,000	8,015
0.8% 10/30/15	17,260	17,299
0.85% 3/8/16	10,000	9,992
1.45% 10/30/14	18,001	18,236
1.5% 1/16/18	17,080	17,044
Royal Bank of Scotland Group PLC 2.55% 9/18/15	31,690	32,555
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	13,200	13,175
1.9% 1/12/15 (d)	10,070	10,231
1.95% 1/14/14 (d)	18,000	18,146
SunTrust Banks, Inc.:
0.5638% 8/24/15 (g)	3,500	3,461
0.5836% 4/1/15 (g)	15,500	15,374
3.5% 1/20/17	2,974	3,168
3.6% 4/15/16	7,229	7,707
5% 9/1/15	7,068	7,603
Svenska Handelsbanken AB 0.7321% 3/21/16 (g)	30,915	31,003
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
The Toronto Dominion Bank:
0.4531% 5/1/15 (g)	$ 15,000	$ 15,003
1.375% 7/14/14	22,000	22,241
Wachovia Bank NA 0.6531% 11/3/14 (g)	18,000	18,039
Wells Fargo & Co.:
0.4756% 10/28/15 (g)	23,000	22,946
1.25% 2/13/15	21,287	21,489
1.5% 1/16/18	15,000	14,855
3.625% 4/15/15	17,400	18,328
Wells Fargo Bank NA 0.4841% 5/16/16 (g)	7,015	6,935
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,133
1.0136% 3/31/14 (d)(g)	9,700	9,753
1.125% 9/25/15	20,309	20,495
2% 8/14/17	15,561	15,915
		999,112
Consumer Finance - 4.1%
American Express Credit Corp.:
0.7251% 11/13/15 (g)	29,920	29,958
0.875% 11/13/15	8,640	8,659
2.75% 9/15/15	14,274	14,890
2.8% 9/19/16	5,476	5,763
American Honda Finance Corp.:
0.6478% 5/26/16 (d)(g)	15,000	15,015
0.7251% 5/8/14 (d)(g)	7,500	7,530
1.45% 2/27/15 (d)	8,795	8,897
1.5% 9/11/17 (d)	5,156	5,154
Capital One Financial Corp.:
0.9131% 11/6/15 (g)	6,000	6,035
1% 11/6/15	8,630	8,578
1.4271% 7/15/14 (g)	3,250	3,281
2.125% 7/15/14	18,863	19,119
2.15% 3/23/15	13,520	13,786
7.375% 5/23/14	13,000	13,827
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	9,978
2.75% 5/15/15	13,438	13,746
3% 6/12/17	27,770	28,514
General Electric Capital Corp.:
1% 1/8/16	10,120	10,133
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
1.625% 7/2/15	$ 20,514	$ 20,847
2.15% 1/9/15	63,708	65,207
2.25% 11/9/15	18,902	19,521
2.9% 1/9/17	10,000	10,471
2.95% 5/9/16	1,460	1,540
3.5% 6/29/15	3,508	3,698
HSBC USA, Inc.:
1.625% 1/16/18	7,507	7,453
2.375% 2/13/15	15,658	16,072
Hyundai Capital America 1.625% 10/2/15 (d)	5,584	5,624
		373,296
Diversified Financial Services - 4.2%
ABB Finance (USA), Inc. 1.625% 5/8/17	3,415	3,429
Bank of America Corp.:
1.25% 1/11/16	18,223	18,182
1.5% 10/9/15	8,500	8,550
1.8281% 7/11/14 (g)	17,700	17,924
2% 1/11/18	8,915	8,842
3.7% 9/1/15	35,610	37,454
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,852
1.7% 12/5/14	10,290	10,464
1.846% 5/5/17	10,000	10,136
2.248% 11/1/16	9,110	9,428
Citigroup, Inc.:
1.2136% 4/1/14 (g)	8,500	8,538
1.25% 1/15/16	41,517	41,465
1.3% 4/1/16	16,200	16,174
1.7271% 1/13/14 (g)	23,691	23,849
2.65% 3/2/15	31,563	32,413
3.953% 6/15/16	5,000	5,366
4.75% 5/19/15	8,020	8,578
5.125% 5/5/14	2,608	2,711
6.375% 8/12/14	19,196	20,408
Export Development Canada 1.5% 5/15/14	5,655	5,720
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,998
3.7% 1/20/15	34,170	35,724
MassMutual Global Funding II 0.6571% 1/14/14 (d)(g)	12,292	12,322
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
MetLife Institutional Funding II 0.6504% 1/6/15 (d)(g)	$ 10,400	$ 10,420
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (g)	1,425	1,464
TECO Finance, Inc. 4% 3/15/16	3,850	4,127
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,348
		383,886
Insurance - 1.8%
AEGON NV 4.625% 12/1/15	13,580	14,702
American International Group, Inc.:
3% 3/20/15	22,420	23,225
3.8% 3/22/17	6,472	6,921
4.25% 9/15/14	16,573	17,282
Aon Corp. 3.5% 9/30/15	6,775	7,147
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,108
Berkshire Hathaway, Inc.:
0.9751% 8/15/14 (g)	10,000	10,080
1.55% 2/9/18	8,731	8,751
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,777
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	19,930	19,765
2% 1/9/15 (d)	23,161	23,558
2.5% 9/29/15 (d)	5,000	5,187
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	6,017
Principal Life Global Funding II 0.6428% 5/27/16 (d)(g)	8,000	8,000
		164,520
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.:
5.5% 5/1/15	8,905	9,616
9.625% 3/15/16	2,618	3,167
Duke Realty LP 5.4% 8/15/14	399	419
Equity One, Inc.:
5.375% 10/15/15	1,026	1,114
6.25% 1/15/17	359	408
Federal Realty Investment Trust 5.4% 12/1/13	150	153
Health Care REIT, Inc. 2.25% 3/15/18	3,548	3,577
		18,454
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
6% 4/1/16	$ 3,715	$ 4,131
7.5% 5/15/15	685	765
Mack-Cali Realty LP 2.5% 12/15/17	6,061	6,104
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,112
5.5% 1/15/14 (d)	144	147
Regency Centers LP 5.25% 8/1/15	8,860	9,603
Simon Property Group LP 4.2% 2/1/15	2,715	2,848
Tanger Properties LP 6.15% 11/15/15	14,299	16,094
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,409
		46,213
TOTAL FINANCIALS		2,221,371
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,504
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,055
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,391
McKesson Corp. 0.95% 12/4/15	1,656	1,660
UnitedHealth Group, Inc.:
0.85% 10/15/15	2,487	2,499
1.4% 10/15/17	1,766	1,765
WellPoint, Inc.:
1.25% 9/10/15	2,506	2,522
1.875% 1/15/18	4,545	4,550
		28,442
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15 (d)	10,100	10,142
1.75% 11/6/17 (d)	14,670	14,634
Sanofi SA:
1.2% 9/30/14	5,963	6,024
2.625% 3/29/16	8,904	9,347
Teva Pharmaceutical Finance III BV:
0.7821% 3/21/14 (g)	3,875	3,886
1.7% 3/21/14	8,730	8,817
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 2,937	$ 2,920
Zoetis, Inc.:
1.15% 2/1/16 (d)	7,580	7,600
1.875% 2/1/18 (d)	1,352	1,355
		64,725
TOTAL HEALTH CARE		102,671
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,583
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	91	97
Iberbond 2004 PLC 4.826% 12/24/17 (h)	2,619	2,567
		2,664
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	9,204	9,227
TOTAL INDUSTRIALS		19,474
INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	20,340	20,206
Hewlett-Packard Co.:
1.25% 9/13/13	8,098	8,107
2.625% 12/9/14	9,430	9,650
		37,963
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	4,513	4,562
6.55% 10/1/17	7,331	8,633
		13,195
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	11,579	11,957
The Western Union Co. 2.375% 12/10/15	3,818	3,874
		15,831
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.5%
Xerox Corp.:
1.0941% 5/16/14 (g)	$ 35,003	$ 34,959
1.6801% 9/13/13 (g)	6,100	6,113
4.25% 2/15/15	8,040	8,447
		49,519
TOTAL INFORMATION TECHNOLOGY		116,508
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,562
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,518
		13,080
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,605
BHP Billiton Financial (U.S.A.) Ltd. 1.125% 11/21/14	13,150	13,271
Rio Tinto Finance (U.S.A.) Ltd. 8.95% 5/1/14	6,662	7,150
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	8,700	8,667
		45,693
TOTAL MATERIALS		58,773
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,541
2.5% 8/15/15	15,110	15,656
2.95% 5/15/16	8,570	9,033
British Telecommunications PLC 2% 6/22/15	31,637	32,397
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,920
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	9,112
Qwest Corp. 3.5301% 6/15/13 (g)	23,280	23,291
SBC Communications, Inc. 5.1% 9/15/14	7,403	7,823
Verizon Communications, Inc. 2% 11/1/16	18,076	18,558
		136,331
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 2.375% 9/8/16	12,066	12,393
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	22,618
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
0.9% 2/19/16	$ 25,000	$ 24,894
4.15% 6/10/14	3,995	4,127
		64,032
TOTAL TELECOMMUNICATION SERVICES		200,363
UTILITIES - 3.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,309
Appalachian Power Co. 0.6491% 8/16/13 (g)	17,420	17,429
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	8,200	8,413
5.7% 4/1/17	5,043	5,634
Commonwealth Edison Co. 1.625% 1/15/14	15,206	15,306
Duke Energy Corp. 3.95% 9/15/14	11,349	11,811
Entergy Louisiana LLC 1.875% 12/15/14	4,914	5,006
FirstEnergy Corp. 2.75% 3/15/18	7,379	7,396
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	16,057
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	15,017
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	14,761
Northeast Utilities:
1.0301% 9/20/13 (g)	23,577	23,609
1.45% 5/1/18	2,384	2,354
Pacific Gas & Electric Co.:
5.625% 11/30/17	13,827	16,300
6.25% 12/1/13	8,741	8,982
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,430
Progress Energy, Inc. 6.05% 3/15/14	8,651	9,010
Southern Co. 2.375% 9/15/15	9,325	9,653
Xcel Energy, Inc. 0.75% 5/9/16	20,000	19,914
		226,391
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,383
1.95% 8/15/16	5,976	6,131
2.25% 9/1/15	13,949	14,383
2.5836% 9/30/66 (g)	7,611	7,189
DTE Energy Co. 0.9871% 6/3/13 (g)	21,449	21,449
NiSource Finance Corp. 5.4% 7/15/14	7,000	7,340
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp. 5.75% 4/1/14	$ 4,180	$ 4,351
Sempra Energy:
1.0401% 3/15/14 (g)	2,500	2,510
2% 3/15/14	17,216	17,389
2.3% 4/1/17	8,835	9,091
		95,216
TOTAL UTILITIES		321,607
TOTAL NONCONVERTIBLE BONDS (Cost $3,644,363)		3,687,603
U.S. Government and Government Agency Obligations - 28.3%

U.S. Government Agency Obligations - 7.5%
Fannie Mae:
0.5% 5/27/15	45,156	45,282
0.5% 7/2/15	94,740	94,988
0.5% 9/28/15	360,909	361,638
0.5% 3/30/16	108,501	108,321
0.875% 12/20/17	3,944	3,916
0.875% 2/8/18	3,662	3,623
0.875% 5/21/18	993	978
1.625% 10/26/15	30,687	31,565
Freddie Mac:
0.5% 5/13/16	11,749	11,723
1% 9/29/17	10,906	10,888
1.25% 5/12/17	3,314	3,359
1.75% 9/10/15	9,082	9,360
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		685,641
U.S. Treasury Obligations - 20.7%
U.S. Treasury Notes:
0.25% 1/15/15	180,000	179,993
0.25% 7/15/15	435,179	434,431
0.25% 9/15/15	515,000	513,712
0.25% 10/15/15	195,000	194,421
0.375% 1/15/16	160,000	159,788
0.875% 11/30/16	230,000	231,725
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 11/30/15	$ 78,944	$ 80,844
1.75% 7/31/15 (f)	79,925	82,348
TOTAL U.S. TREASURY OBLIGATIONS		1,877,262
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,240
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,575,410)		2,575,143
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 1.8%
2.014% 2/1/33 (g)	149	154
2.039% 12/1/34 (g)	165	173
2.072% 7/1/35 (g)	79	84
2.083% 3/1/35 (g)	140	146
2.117% 10/1/33 (g)	109	114
2.138% 10/1/33 (g)	216	227
2.175% 3/1/35 (g)	25	26
2.259% 3/1/35 (g)	1,665	1,760
2.332% 3/1/35 (g)	98	104
2.343% 5/1/35 (g)	2,265	2,404
2.376% 12/1/33 (g)	1,139	1,213
2.387% 7/1/35 (g)	1,907	2,027
2.423% 11/1/36 (g)	332	354
2.429% 12/1/34 (g)	1,284	1,370
2.441% 10/1/35 (g)	185	193
2.475% 5/1/33 (g)	33	34
2.492% 11/1/34 (g)	9,831	10,499
2.526% 10/1/33 (g)	268	286
2.539% 10/1/41 (g)	5,538	5,743
2.559% 6/1/36 (g)	212	228
2.605% 7/1/34 (g)	108	115
2.642% 10/1/35 (g)	8,572	9,112
2.662% 2/1/35 (g)	2,305	2,447
2.666% 7/1/35 (g)	679	722
2.671% 11/1/34 (g)	1,181	1,258
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.687% 9/1/41 (g)	$ 7,152	$ 7,448
2.726% 11/1/36 (g)	2,773	2,982
2.812% 8/1/35 (g)	1,765	1,890
2.898% 4/1/35 (g)	3,539	3,783
3.003% 8/1/41 (g)	2,107	2,182
3.194% 1/1/40 (g)	3,511	3,706
3.229% 10/1/35 (g)	433	465
3.259% 2/1/40 (g)	6,064	6,333
3.395% 1/1/40 (g)	7,097	7,373
3.478% 3/1/40 (g)	3,220	3,412
3.5% 1/1/26 to 5/1/27	37,809	40,063
3.514% 12/1/39 (g)	989	1,040
3.569% 2/1/40 (g)	2,417	2,527
3.627% 3/1/40 (g)	3,625	3,783
4.5% 6/1/19 to 7/1/20	3,429	3,654
5.5% 10/1/17 to 11/1/34	31,785	34,731
6.5% 6/1/13 to 8/1/17	1,021	1,059
7% 9/1/14 to 11/1/18	373	395
7.5% 11/1/31	4	5
TOTAL FANNIE MAE		167,624
Freddie Mac - 0.9%
2.462% 1/1/35 (g)	95	100
2.634% 4/1/35 (g)	3,229	3,455
2.663% 11/1/35 (g)	1,509	1,597
2.727% 6/1/37 (g)	1,963	2,111
2.856% 8/1/36 (g)	950	1,021
2.976% 8/1/41 (g)	4,710	4,915
2.985% 8/1/34 (g)	518	557
3% 8/1/21	12,405	12,944
3.024% 3/1/33 (g)	27	28
3.104% 9/1/41 (g)	2,584	2,688
3.287% 10/1/35 (g)	296	318
3.5% 1/1/26	5,453	5,778
3.571% 4/1/40 (g)	2,619	2,734
3.6% 2/1/40 (g)	4,227	4,410
3.6% 4/1/40 (g)	2,135	2,242
4% 9/1/25 to 4/1/26	11,960	12,801
4.5% 8/1/18 to 11/1/18	13,292	14,042
5% 4/1/20	5,910	6,271
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8.5% 5/1/27 to 7/1/28	$ 206	$ 247
12% 11/1/19	2	2
TOTAL FREDDIE MAC		78,261
Ginnie Mae - 0.3%
4% 6/15/24 to 3/15/26	23,525	25,269
7% 11/15/27 to 8/15/32	1,837	2,125
TOTAL GINNIE MAE		27,394
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $269,019)		273,279
Asset-Backed Securities - 14.6%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,705	1,698
Series 2005-1 Class M1, 0.6633% 4/25/35 (g)	459	408
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (g)	91	92
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (g)	22	22
Series 2006-OP1 Class M1, 0.4733% 4/25/36 (g)	8,000	995
Ally Auto Receivables Trust:
Series 2010-4 Class A4, 1.35% 12/15/15	10,650	10,722
Series 2012-SN1 Class A3, 0.57% 8/20/15	13,591	13,593
Series 2013-1 Class A3, 0.63% 5/15/17	16,486	16,458
Series 2013-SN1 Class A3, 0.72% 5/20/16	13,560	13,559
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	26,800	27,065
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,614
Series 2011-5 Class A1, 0.8492% 6/15/15 (g)	15,700	15,702
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,707
Series 2012-2 Class A, 0.6992% 3/15/16 (g)	10,830	10,834
Series 2012-3 Class A2, 1.21% 6/15/17	31,600	31,925
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,269
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,699
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,544
AmeriCredit Auto Receivables Trust:
Series 2010-4 Class A3, 1.27% 4/8/15	1,618	1,619
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Auto Receivables Trust: - continued
Series 2011-1 Class A3, 1.39% 9/8/15	$ 2,616	$ 2,621
Series 2011-2 Class A3, 1.61% 10/8/15	7,141	7,159
Series 2011-3 Class A3, 1.17% 1/8/16	3,951	3,960
Series 2011-4 Class AS, 0.92% 3/9/15	1,297	1,298
Series 2011-5 Class A2, 1.19% 8/8/15	1,093	1,094
Series 2012-1 Class A2, 0.91% 10/8/15	2,062	2,065
Series 2012-2 Class A3, 1.05% 10/11/16	5,480	5,513
Series 2012-5 Class A3, 0.62% 6/8/17	12,680	12,671
Series 2013-1:
Class A2, 0.49% 6/8/16	8,130	8,128
Class A3, 0.61% 10/10/17	17,370	17,341
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0183% 4/25/34 (g)	65	55
Series 2005-R2 Class M1, 0.6433% 4/25/35 (g)	1,224	1,199
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (g)	378	350
Series 2004-W7 Class M1, 1.0183% 5/25/34 (g)	227	217
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (g)	846	314
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5633% 3/25/36 (g)	9	0*
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,410
Bank One Issuance Trust Series 2003-A8, 0.4492% 5/16/16 (g)	9,000	9,005
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5987% 9/15/17 (d)(g)	20,000	20,052
BMW Vehicle Lease Trust Series 2012-1 Class A3, 0.75% 2/20/15	9,480	9,501
BMW Vehicle Owner Trust Series 2011-A Class A3, 0.76% 8/25/15	6,055	6,070
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,612
Capital Trust Ltd. Series 2004-1:
Class B, 0.9482% 7/20/39 (d)(g)	148	119
Class C, 1.2982% 7/20/39 (d)(g)	229	11
Carmax Auto Owner Trust Series 2012-3 Class A3, 0.52% 7/17/17	6,590	6,580
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (g)	1,214	766
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (d)	2,610	2,610
Chase Issuance Trust:
Series 2011-A3 Class A3, 0.3192% 12/15/15 (g)	10,000	10,002
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Chase Issuance Trust: - continued
Series 2012-A8 Class A8, 0.54% 10/16/17	$ 49,767	$ 49,626
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	819	820
Class A3, 1.1% 8/22/16 (d)	12,070	12,100
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	24,037
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (g)	5	5
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6933% 7/25/34 (g)	302	282
Series 2004-3 Class M4, 1.6483% 4/25/34 (g)	107	80
Series 2004-4 Class M2, 0.9883% 6/25/34 (g)	396	361
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,501
Series 2012-A2 Class A2, 0.3492% 10/17/16 (g)	20,000	20,003
Series 2012-A3 Class A3, 0.86% 11/15/17	45,681	45,908
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	37,915
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	9,968	10,020
Fannie Mae Series 2004-T5:
Class AB1, 0.7277% 5/28/35 (g)	634	595
Class AB3, 1.0337% 5/28/35 (g)	273	260
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (g)	196	155
Ford Credit Auto Lease Trust:
Series 2011-A Class A3, 1.03% 7/15/14	5,103	5,108
Series 2012-A:
Class A3, 0.85% 1/15/15	5,450	5,462
Class A4, 1.03% 4/15/15	18,800	18,901
Series 2012-B:
Class A2, 0.54% 11/15/14	4,160	4,162
Class A3, 0.57% 9/15/15	10,040	10,041
Series 2013-A Class A3, 0.6% 3/15/16	15,260	15,257
Ford Credit Auto Owner Trust:
Series 2012-B Class A3, 0.72% 12/15/16	13,080	13,109
Series 2012-D Class A3, 0.51% 4/15/17	8,640	8,631
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,453
Series 2012-1 Class A, 0.6692% 1/15/16 (g)	37,000	37,071
Series 2012-4 Class A1, 0.74% 9/15/16	20,520	20,570
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,363
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6183% 11/25/34 (g)	$ 410	$ 21
Class M5, 1.6933% 11/25/34 (g)	217	4
Series 2005-A:
Class M3, 0.9283% 1/25/35 (g)	639	542
Class M4, 1.2133% 1/25/35 (g)	245	29
Series 2006-A Class M1, 0.4933% 5/25/36 (g)	415	2
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (d)(g)	1,714	1,200
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (d)(g)	72	69
Series 2006-2A:
Class A, 0.3792% 11/15/34 (d)(g)	164	152
Class B, 0.4792% 11/15/34 (d)(g)	59	50
Class C, 0.5792% 11/15/34 (d)(g)	98	72
Class D, 0.9492% 11/15/34 (d)(g)	37	25
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,429
Series 2012-4 Class A, 0.4992% 6/15/18 (g)	20,430	20,463
Series 2012-5 Class A, 0.97% 6/15/18	22,680	22,810
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	6,910	6,944
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	28,820	28,805
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (d)(g)	8,188	8,147
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (g)	83	78
Series 2003-3 Class M1, 1.4833% 8/25/33 (g)	416	392
Series 2003-5 Class A2, 0.8933% 12/25/33 (g)	205	183
Series 2004-1 Class M2, 1.8933% 6/25/34 (g)	326	229
Honda Auto Receivables Owner Trust:
Series 2011-1 Class A4, 1.8% 4/17/17	4,540	4,588
Series 2012-2 Class A3, 0.7% 2/16/16	10,780	10,814
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (g)	902	484
Hyundai Auto Lease Securitization Trust:
Series 2011-A Class A3, 1.02% 8/15/14 (d)	4,674	4,678
Series 2013-A Class A3, 0.66% 6/15/16 (d)	17,220	17,215
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5482% 5/15/18 (d)(g)	13,740	13,740
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	$ 5,733	$ 5,754
Class A4, 1.96% 4/16/18	9,522	9,658
Series 2013-A Class A3, 0.6% 3/15/17	11,000	10,987
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4933% 7/25/36 (g)	49	1
Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (g)	903	869
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (g)	281	274
Series 2006-A Class 2C, 1.4331% 3/27/42 (g)	516	25
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3433% 7/25/36 (g)	9,118	4,381
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (g)	406	5
Mercedes-Benz Auto Lease Trust:
Series 2012-A Class A3, 0.88% 11/17/14	8,740	8,757
Series 2013-A Class A3, 0.59% 2/15/16	15,930	15,913
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	28,110	28,161
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (g)	36	30
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (g)	102	85
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (g)	576	502
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (g)	1,161	1,075
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (g)	367	362
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (g)	269	252
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (g)	280	12
Series 2006-NC4 Class A2D, 0.4333% 6/25/36 (g)	7,135	4,080
Nissan Auto Lease Trust:
Series 2011-A Class A3, 1.04% 8/15/14	7,655	7,666
Series 2011-B Class A3, 0.92% 2/16/15	6,471	6,483
Series 2013-A Class A3, 0.61% 4/15/16	18,085	18,085
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16	5,520	5,550
Series 2011-B Class A3, 0.95% 2/16/16	6,300	6,331
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.6687% 5/15/17 (g)	31,257	31,412
Series 2013-A Class A, 0.4987% 2/15/18 (g)	16,000	16,002
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0505% 10/30/45 (g)	1,889	1,837
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (b)(d)(g)	$ 381	$ 0
Series 2006-1A Class A, 1.5982% 3/20/11 (b)(d)(g)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (g)	3,309	2,870
Class M4, 1.6433% 9/25/34 (g)	460	161
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (g)	994	837
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (g)	3	3
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	1,789	1,792
Series 2012-1 Class A2, 1.25% 4/15/15	2,695	2,701
Series 2012-2 Class A2, 0.91% 5/15/15	5,653	5,660
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,076
Series 2012-4 Class A3, 1.04% 8/15/16	11,240	11,294
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,144
Series 2013-1 Class A2, 0.48% 2/16/16	20,250	20,259
Series 2013-2 Class A3, 0.7% 9/15/17	10,000	9,992
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (g)	767	711
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8601% 6/15/33 (g)	1,307	905
Class C, 1.2301% 6/15/33 (g)	5,472	4,008
Series 2004-B:
Class A2, 0.4801% 6/15/21 (g)	5,049	4,978
Class C, 1.1501% 9/15/33 (g)	7,681	5,761
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4802% 9/25/19 (g)	17,275	17,257
Series 2013-1 Class A2, 0.4433% 9/25/19 (g)	22,000	22,006
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (g)	38	28
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	84	85
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (g)	386	365
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (d)(g)	270	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (d)(g)	$ 5,586	$ 5,111
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,880	5,905
TOTAL ASSET-BACKED SECURITIES (Cost $1,350,334)		1,326,675
Collateralized Mortgage Obligations - 5.9%

Private Sponsor - 1.6%
Arran Residential Mortgages Funding PLC floater Series 2011-1A Class A1C, 1.4741% 11/19/47 (d)(g)	640	642
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4542% 8/28/47 (d)(g)	3,078	3,063
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	1,227	1,232
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2982% 12/20/54 (g)	49	44
Series 2006-1A:
Class A5, 0.3382% 12/20/54 (d)(g)	28,004	27,469
Class C2, 1.3982% 12/20/54 (d)(g)	4,170	3,728
Series 2006-2:
Class A4, 0.2782% 12/20/54 (g)	4,181	4,101
Class C1, 1.1382% 12/20/54 (g)	15,090	13,490
Class M2, 0.6582% 12/20/54 (g)	3,000	2,747
Series 2006-3 Class C2, 1.1982% 12/20/54 (g)	6,611	5,910
Series 2006-4:
Class A4, 0.2982% 12/20/54 (g)	7,600	7,455
Class B1, 0.3782% 12/20/54 (g)	13,366	12,638
Class C1, 0.9582% 12/20/54 (g)	8,172	7,306
Class M1, 0.5382% 12/20/54 (g)	3,521	3,223
Series 2007-1:
Class 1C1, 0.7982% 12/20/54 (g)	1,340	1,198
Class 1M1, 0.4982% 12/20/54 (g)	881	807
Class 2C1, 1.0582% 12/20/54 (g)	610	545
Class 2M1, 0.6982% 12/20/54 (g)	1,132	1,036
Class 3A1, 0.3982% 12/20/54 (g)	7,752	7,604
Series 2007-2 Class 2C1, 1.0582% 12/17/54 (g)	1,568	1,402
Granite Mortgages Series 2003-2 Class 1A3, 0.7761% 7/20/43 (g)	3,674	3,637
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6761% 1/20/44 (g)	$ 2,067	$ 2,054
Class 1C, 2.7261% 1/20/44 (g)	2,644	2,603
Series 2004-1 Class 2A1, 0.6001% 3/20/44 (g)	23,203	22,936
Series 2004-3 Class 2A1, 0.5601% 9/20/44 (g)	7,888	7,794
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (g)	429	329
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (g)	718	633
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (d)(g)	374	342
Class B6, 3.0492% 7/10/35 (d)(g)	44	40
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (d)(g)	39	38
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	21	20
TOTAL PRIVATE SPONSOR		146,066
U.S. Government Agency - 4.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6933% 9/25/23 (g)	1,156	1,161
Series 2010-86 Class FE, 0.6433% 8/25/25 (g)	3,532	3,555
Series 2013-9 Class FA, 0.5433% 3/25/42 (g)	25,682	25,698
floater planned amortization class Series 2005-90 Class FC, 0.4433% 10/25/35 (g)	5,064	5,067
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	11,840	12,680
planned amortization class:
Series 2006-54 Class PE, 6% 2/25/33	348	349
Series 2012-94 Class E, 3% 6/25/22	5,972	6,233
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,123	1,253
Series 2002-56 Class MC, 5.5% 9/25/17	488	513
Series 2003-76 Class BA, 4.5% 3/25/18	1,351	1,394
Series 2009-31 Class A, 4% 2/25/24	1,902	1,981
Series 2010-135 Class DE, 2.25% 4/25/24	6,391	6,498
Series 2011-16 Class FB, 0.3433% 3/25/31 (g)	14,779	14,778
Series 2010-123 Class DL, 3.5% 11/25/25	3,170	3,302
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-143 Class B, 3.5% 12/25/25	$ 4,971	$ 5,217
Series 2011-23 Class AB, 2.75% 6/25/20	4,038	4,169
Series 2011-88 Class AB, 2.5% 9/25/26	5,400	5,555
Series 2013-40 Class PV, 2% 1/25/26	14,043	14,296
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4492% 2/15/26 (g)	8,418	8,436
Freddie Mac:
floater:
Series 2711 Class FC, 1.0992% 2/15/33 (g)	9,962	10,123
Series 3346 Class FA, 0.4292% 2/15/19 (g)	18,784	18,812
Series 3879 Class AF, 0.6292% 6/15/41 (g)	14,417	14,456
floater planned amortization class:
Series 2953 Class LF, 0.4992% 12/15/34 (g)	4,030	4,033
Series 3117 Class JF, 0.4992% 2/15/36 (g)	5,669	5,676
floater sequential payer:
Series 3325:
Class FM, 0.6292% 5/15/37 (g)	7,518	7,545
Class FN, 0.6292% 5/15/37 (g)	7,518	7,545
Series 3387 Class DF, 0.3792% 10/15/17 (g)	667	667
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	15,039	15,362
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	947	1,008
Series 2394 Class KD, 6% 12/15/16	473	502
Series 2417 Class EH, 6% 2/15/17	306	326
Series 2535 Class PC, 6% 9/15/32	797	826
Series 2866 Class XE, 4% 12/15/18	2,742	2,814
Series 3763 Class QA, 4% 4/15/34	7,469	7,898
Series 3792 Class DF, 0.5992% 11/15/40 (g)	18,907	18,966
Series 3820 Class DA, 4% 11/15/35	6,580	7,115
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	1,393	1,428
Series 2915 Class DC, 4.5% 3/15/19	515	518
Series 3573 Class LC, 1.85% 8/15/14	1,575	1,579
Series 3659 Class EJ 3% 6/15/18	8,669	8,898
Series 3696 Class AE, 1.2% 7/15/15	3,309	3,327
Series 3949 Class MK, 4.5% 10/15/34	4,660	5,153
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7297% 12/16/39 (g)	5,128	5,160
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-113 Class FJ, 0.4482% 1/20/42 (g)	$ 11,939	$ 11,975
Series 2012-149:
Class LF, 0.4482% 12/20/42 (g)	9,172	9,167
Class MF, 0.4482% 12/20/42 (g)	23,409	23,398
Series 2012-97 Class JF, 0.4497% 8/16/42 (g)	10,760	10,815
Series 2013-37 Class F, 0.4682% 3/20/43 (g)	6,569	6,574
Series 2013-9 Class F, 0.4482% 1/20/43 (g)	16,603	16,652
floater planned amortization class Series 2005-47 Class FX, 0.3482% 5/20/34 (g)	22,915	22,906
floater sequential payer:
Series 2010-120 Class FB 0.4982% 9/20/35 (g)	7,479	7,491
Series 2011-150 Class D, 3% 4/20/37	3,909	3,993
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	3,011	3,066
Series 2010-99 Class PT, 3.5% 8/20/33	3,907	3,988
TOTAL U.S. GOVERNMENT AGENCY		391,897
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $526,480)		537,963
Commercial Mortgage Securities - 5.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (e)(g)	2,192	68
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3492% 8/15/29 (d)(g)	23,500	23,615
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (d)(g)	35	26
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (d)(g)	3,128	2,656
Class B1, 1.5933% 1/25/36 (d)(g)	245	52
Class M1, 0.6433% 1/25/36 (d)(g)	999	556
Class M2, 0.6633% 1/25/36 (d)(g)	325	170
Class M3, 0.6933% 1/25/36 (d)(g)	430	221
Class M4, 0.8033% 1/25/36 (d)(g)	239	116
Class M5, 0.8433% 1/25/36 (d)(g)	239	84
Class M6, 0.8933% 1/25/36 (d)(g)	243	73
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (d)(g)	$ 91	$ 14
Class M5, 0.6733% 10/25/36 (d)(g)	41	2
Series 2006-4A Class M6, 0.7133% 12/25/36 (d)(g)	31	1
Series 2007-1 Class A2, 0.4633% 3/25/37 (d)(g)	1,916	1,219
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (d)(g)	349	262
Class A2, 0.5133% 7/25/37 (d)(g)	327	169
Class M1, 0.5633% 7/25/37 (d)(g)	116	32
Class M2, 0.6033% 7/25/37 (d)(g)	65	11
Class M3, 0.6833% 7/25/37 (d)(g)	66	7
Class M4, 0.8433% 7/25/37 (d)(g)	127	6
Class M5, 0.9433% 7/25/37 (d)(g)	112	4
Class M6, 1.1933% 7/25/37 (d)(g)	7	0*
Series 2007-3:
Class A2, 0.4833% 7/25/37 (d)(g)	463	276
Class B1, 1.1433% 7/25/37 (d)(g)	246	19
Class M1, 0.5033% 7/25/37 (d)(g)	349	128
Class M2, 0.5333% 7/25/37 (d)(g)	374	109
Class M3, 0.5633% 7/25/37 (d)(g)	607	140
Class M4, 0.6933% 7/25/37 (d)(g)	952	193
Class M5, 0.7933% 7/25/37 (d)(g)	483	69
Class M6, 0.9933% 7/25/37 (d)(g)	368	45
Series 2007-4A:
Class A2, 0.7433% 9/25/37 (d)(g)	4,193	947
Class M1, 1.1433% 9/25/37 (d)(g)	661	61
Class M2, 1.2433% 9/25/37 (d)(g)	661	51
Class M4, 1.7933% 9/25/37 (d)(g)	1,737	85
Class M5, 1.9433% 9/25/37 (d)(g)	32	1
Series 2006-2A Class IO, 3.0002% 7/25/36 (c)(d)(e)	32,144	297
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.6178% 3/11/39 (g)	3,788	3,875
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class A2, 0.3492% 3/15/22 (d)(g)	900	900
Class D, 0.4492% 3/15/22 (d)(g)	303	288
Class E, 0.4992% 3/15/22 (d)(g)	1,576	1,466
Class F, 0.5492% 3/15/22 (d)(g)	967	880
Class G, 0.5992% 3/15/22 (d)(g)	248	221
Class H, 0.7492% 3/15/22 (d)(g)	303	264
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8: - continued
Class J, 0.8992% 3/15/22 (d)(g)	$ 303	$ 256
sequential payer Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,790	9,325
Series 2005-PWR9 Class X2, 0.5349% 9/11/42 (d)(e)(g)	95,047	111
Series 2005-T18 Class A4, 4.933% 2/13/42	12,416	13,178
Series 2006-PW12 Class A1A, 5.9028% 9/11/38 (g)	11,398	12,768
Series 2006-T24 Class X2, 0.6225% 10/12/41 (d)(e)(g)	705	1
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (d)(g)	3,814	3,603
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.5785% 5/15/35 (d)(e)(g)	27,270	434
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.3924% 7/15/44 (g)	5,050	5,485
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	6,865	6,833
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class X3, 0.6865% 10/15/48 (e)(g)	197,340	381
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (d)(g)	85	75
Series 2005-FL11:
Class F, 0.6492% 11/15/17 (d)(g)	101	92
Class G, 0.6992% 11/15/17 (d)(g)	70	62
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,268
Series 2006-C8 Class XP, 0.6611% 12/10/46 (e)(g)	3,752	9
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	37,830	39,047
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	3,447	3,445
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.8656% 12/15/39 (e)(g)	157,690	596
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (e)(g)	8,012	8
Series 2003-C4 Class A4, 5.137% 8/15/36	1,186	1,185
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3692% 2/15/22 (d)(g)	$ 1,256	$ 1,235
0.4692% 2/15/22 (d)(g)	448	435
Class F, 0.5192% 2/15/22 (d)(g)	897	863
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,755	1,781
Del Coronado Trust floater Series 2013-HDC Class A, 1% 3/15/26 (d)(g)	5,000	5,006
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9982% 12/5/31 (d)(g)	6,900	6,904
Class A2FL, 0.8982% 12/5/31 (d)(g)	9,010	9,018
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,407	8,590
sequential payer Series K501 Class A1, 1.337% 6/25/16	10,736	10,873
Series K707 Class A1, 1.615% 9/25/18	11,568	11,787
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.4699% 3/10/44 (g)	11,890	13,019
Series 2001-1 Class X1, 2.2683% 5/15/33 (d)(e)(g)	3,215	46
Series 2007-C1 Class XP, 0.3409% 12/10/49 (e)(g)	2,162	4
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A2, 5.5981% 5/10/40 (g)	1,444	1,446
Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,579
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (d)(g)	8,330	8,097
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A1, 1.1031% 3/6/20 (d)(g)	5,923	5,942
Class A2, 1.2601% 3/6/20 (d)(g)	3,680	3,692
Class C, 2.0056% 3/6/20 (d)(g)	11,881	11,921
Class D, 2.2018% 3/6/20 (d)(g)	1,390	1,395
Class E, 2.4764% 3/6/20 (d)(g)	1,905	1,913
Class F, 2.6334% 3/6/20 (d)(g)	967	971
Class G, 2.7903% 3/6/20 (d)(g)	479	481
Class H, 3.3004% 3/6/20 (d)(g)	799	803
Class J, 4.0852% 3/6/20 (d)(g)	1,146	1,152
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (g)	9,160	9,459
Series 2006-GG6 Class A2, 5.506% 4/10/38	4,174	4,267
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (d)	$ 2,330	$ 2,375
Series 2013-KYO Class A, 1.0482% 11/8/29 (d)(g)	14,820	14,858
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	3,964	4,016
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	5,257	5,308
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,394	2,412
Series 2013-GC12 Class A1, 0.742% 6/10/46 (g)	6,730	6,720
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	3,385	3,386
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	2,907	2,942
Series 2012-C6 Class A1, 1.0305% 5/15/45	6,783	6,794
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FLA2:
Class A2, 0.3292% 11/15/18 (d)(g)	2,698	2,658
Class D, 0.4292% 11/15/18 (d)(g)	98	93
Class E, 0.4792% 11/15/18 (d)(g)	140	132
Class F, 0.5292% 11/15/18 (d)(g)	210	198
Class G, 0.5592% 11/15/18 (d)(g)	182	171
Class H, 0.6992% 11/15/18 (d)(g)	140	130
Series 2013-FL3 Class A1, 0.999% 4/15/28 (d)(g)	12,570	12,529
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	3,693	3,705
Series 2007-LD11 Class A2, 5.9874% 6/15/49 (g)	4,074	4,191
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	1,124	1,132
Series 2013-C10, Class A1, 0.7302% 12/15/47	4,679	4,648
JPMorgan Chase Commercial Mortgage Trust Series 13-LC11 Class A1, 0.7664% 4/15/46	10,640	10,561
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	92	92
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	17	17
Series 2007-C6 Class A2, 5.845% 7/15/40	2,378	2,377
Series 2004-C8, 4.799% 12/15/29	8,057	8,361
Series 2006-C6 Class XCP, 0.862% 9/15/39 (e)(g)	86,906	189
Series 2007-C1 Class XCP, 0.623% 2/15/40 (e)(g)	30,852	98
Series 2007-C2 Class XCP, 0.6819% 2/15/40 (e)(g)	148,522	707
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5392% 9/15/21 (d)(g)	$ 2,254	$ 2,183
Class G, 0.5592% 9/15/21 (d)(g)	1,521	1,458
Class H, 0.5992% 9/15/21 (d)(g)	392	368
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7374% 7/9/21 (d)(g)	2,040	2,019
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	11	11
Series 2005-MCP1 Class XP, 0.809% 6/12/43 (e)(g)	27,429	0*
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	1,601	1,602
Series 2006-4 Class XP, 0.8115% 12/12/49 (e)(g)	67,162	649
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	7,777	7,778
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (d)(g)	241	99
Series 2007-XLFA:
Class A2, 0.3% 10/15/20 (d)(g)	4,148	4,127
Class B, 0.33% 10/15/20 (d)(g)	202	199
Class C, 0.36% 10/15/20 (d)(g)	2,400	2,340
Class D, 0.39% 10/15/20 (d)(g)	1,889	1,823
Class E, 0.45% 10/15/20 (d)(g)	562	527
Class F, 0.5% 10/15/20 (d)(g)	337	313
Class G, 0.54% 10/15/20 (d)(g)	417	383
Class H, 0.63% 10/15/20 (d)(g)	262	228
Class J, 0.78% 10/15/20 (d)(g)	152	57
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	4,391	4,480
Series 2012-C4 Class A1, 1.085% 3/15/45	6,654	6,688
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	8,659	9,654
Series 2011-C3 Class A1, 2.178% 7/15/49	12,399	12,650
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	882	881
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	4,452	4,465
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	5,652	5,628
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class A2, 0.3182% 9/15/21 (d)(g)	$ 7,527	$ 7,483
Class E, 0.4782% 9/15/21 (d)(g)	938	898
Class F, 0.5382% 9/15/21 (d)(g)	1,264	1,191
Class G, 0.5582% 9/15/21 (d)(g)	1,198	1,110
Class J, 0.7982% 9/15/21 (d)(g)	266	221
Series 2007-WHL8 Class F, 0.6792% 6/15/20 (d)(g)	2,172	1,923
Series 2003-C9 Class A4, 5.012% 12/15/35	9,581	9,686
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	15,350	16,972
Series 2007-C30 Class XP, 0.6719% 12/15/43 (d)(e)(g)	176,838	663
Series 2007-C31A Class A2, 5.421% 4/15/47	6,017	6,044
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	2,110	2,134
Series 2012-C8 Class A1, 0.864% 8/15/45	4,475	4,474
Series 2013-C13 Class A1, 0.778% 5/15/45	3,940	3,923
WF-RBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 Class A1, 0.836% 6/15/46	3,990	3,990
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $522,962)		510,642
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	35,250	36,990
Series 2011, 4.511% 3/1/15	14,745	15,559
TOTAL MUNICIPAL SECURITIES (Cost $52,474)		52,549
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 0.95% 5/26/15	28,300	28,559
United Mexican States 6.625% 3/3/15	8,200	8,930
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,139)		37,489
Supranational Obligations - 0.6%
	Principal Amount (000s)	Value (000s)
International Bank for Reconstruction & Development 0.5% 4/15/16 (Cost $57,068)	$ 57,115	$ 57,026
Commercial Paper - 0.3%

British Telecommunications PLC 1.17% 6/3/13	6,900	6,900
Vodafone Group PLC yankee 0.77% 12/30/13	15,000	14,954
TOTAL COMMERCIAL PAPER (Cost $21,832)		21,854
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $16,688)	16,687,996	16,688
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,073,769)		9,096,911
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,337)
NET ASSETS - 100%		$ 9,091,574
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 296	$ (226)	$ 0	$ (226)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $992,577,000 or 10.9% of net assets.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,108,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,567,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,541

* Amount represents less than $1,000.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 75
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,687,603	$ -	$ 3,685,036	$ 2,567
U.S. Government and Government Agency Obligations	2,575,143	-	2,575,143	-
U.S. Government Agency - Mortgage Securities	273,279	-	273,279	-
Asset-Backed Securities	1,326,675	-	1,318,749	7,926
Collateralized Mortgage Obligations	537,963	-	537,581	382
Commercial Mortgage Securities	510,642	-	510,543	99
Municipal Securities	52,549	-	52,549	-
Foreign Government and Government Agency Obligations	37,489	-	37,489	-
Supranational Obligations	57,026	-	57,026	-
Commercial Paper	21,854	-	21,854	-
Money Market Funds	16,688	16,688	-	-
Total Investments in Securities:	$ 9,096,911	$ 16,688	$ 9,069,249	$ 10,974
Derivative Instruments:
Liabilities
Swaps	$ (226)	$ -	$ (226)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $9,073,977,000. Net unrealized appreciation aggregated $22,934,000, of which $87,276,000 related to appreciated investment securities and $64,342,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Investment Grade
Bond Fund -

May 31, 2013

1.873112.104

LIG-QTLY-0713

Fidelity Series Investment Grade Bond Fund

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Media - 1.7%
Comcast Corp.:
4.5% 1/15/43	$ 30,000,000	$ 30,259,020
4.65% 7/15/42	24,537,000	25,141,984
4.95% 6/15/16	9,131,000	10,186,891
5.15% 3/1/20	1,226,000	1,444,519
5.7% 5/15/18	12,823,000	15,273,616
5.9% 3/15/16	3,813,000	4,327,015
6.4% 3/1/40	10,415,000	13,268,252
6.45% 3/15/37	4,665,000	5,883,143
6.55% 7/1/39	10,000,000	12,894,530
COX Communications, Inc.:
3.25% 12/15/22 (f)	9,297,000	9,153,705
4.625% 6/1/13	3,122,000	3,122,000
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	19,324,637
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,646,903
3.7% 6/1/15	11,423,000	12,048,809
4.875% 4/1/43	8,626,000	8,622,506
6.35% 6/1/40	10,151,000	12,122,883
NBCUniversal Media LLC:
3.65% 4/30/15	6,432,000	6,794,520
5.15% 4/30/20	28,753,000	33,993,407
6.4% 4/30/40	13,528,000	17,098,540
News America Holdings, Inc. 7.75% 12/1/45	6,709,000	9,141,623
News America, Inc.:
6.15% 3/1/37	8,831,000	10,195,902
6.15% 2/15/41	23,330,000	27,299,786
Time Warner Cable, Inc.:
4.5% 9/15/42	33,873,000	30,292,488
6.2% 7/1/13	3,242,000	3,254,770
6.75% 7/1/18	23,280,000	28,227,349
Time Warner, Inc.:
3.15% 7/15/15	12,747,000	13,349,742
4.9% 6/15/42	21,000,000	21,139,419
5.375% 10/15/41	22,803,000	24,280,976
5.875% 11/15/16	4,039,000	4,658,102
6.2% 3/15/40	15,555,000	17,994,755
6.5% 11/15/36	6,573,000	7,805,852
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 15,103,000	$ 16,065,424
4.375% 3/15/43 (f)	4,910,000	4,446,108
		462,759,176
CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Beam, Inc. 1.875% 5/15/17	5,035,000	5,076,534
FBG Finance Ltd. 5.125% 6/15/15 (f)	11,614,000	12,540,542
Fortune Brands, Inc.:
5.375% 1/15/16	2,195,000	2,413,209
6.375% 6/15/14	7,984,000	8,439,176
Heineken NV:
1.4% 10/1/17 (f)	12,431,000	12,282,288
2.75% 4/1/23 (f)	12,988,000	12,518,627
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	16,792,000	17,674,588
		70,944,964
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	10,241,000	10,304,945
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	8,974,158
3.2% 1/25/23	32,374,000	31,947,019
4.65% 1/25/43	11,555,000	11,340,955
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,356,062
Kraft Foods, Inc.:
5.375% 2/10/20	17,135,000	19,895,140
6.125% 2/1/18	11,078,000	13,051,878
6.5% 8/11/17	28,164,000	33,414,164
6.5% 2/9/40	4,830,000	6,120,291
6.75% 2/19/14	1,258,000	1,310,042
		128,409,709
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	30,104,726
4.25% 8/9/42	17,043,000	15,073,971
9.25% 8/6/19	1,547,000	2,119,410
9.7% 11/10/18	14,756,000	20,166,140
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,672,567
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
3.25% 11/1/22	$ 47,809,000	$ 46,516,388
4.75% 11/1/42	19,792,000	18,607,053
6.75% 6/15/17	10,391,000	12,305,999
7.25% 6/15/37	15,680,000	19,541,075
		167,107,329
TOTAL CONSUMER STAPLES		376,766,947
ENERGY - 3.2%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (f)	21,176,000	22,380,025
5.35% 3/15/20 (f)	11,804,000	12,857,342
6.75% 9/15/37 (f)	2,991,000	3,454,270
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,886,214
5% 10/1/21	13,430,000	14,944,716
6.5% 4/1/20	2,078,000	2,496,451
FMC Technologies, Inc.:
2% 10/1/17	3,091,000	3,095,043
3.45% 10/1/22	5,602,000	5,570,433
Transocean, Inc. 5.05% 12/15/16	13,734,000	15,218,714
Weatherford International Ltd. 4.95% 10/15/13	2,431,000	2,466,349
		101,369,557
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,558,513
6.375% 9/15/17	62,765,000	74,057,553
Apache Corp. 4.75% 4/15/43	16,072,000	16,078,702
ConocoPhillips 5.75% 2/1/19	12,956,000	15,573,721
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,629,720
3.875% 3/15/23	17,473,000	17,170,472
Duke Energy Field Services:
5.375% 10/15/15 (f)	1,706,000	1,842,453
6.45% 11/3/36 (f)	7,882,000	8,774,912
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,501,363
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	26,094,202
Encana Corp. 4.75% 10/15/13	930,000	943,716
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Encana Holdings Finance Corp. 5.8% 5/1/14	$ 4,029,000	$ 4,213,564
Enterprise Products Operating LP 5.6% 10/15/14	1,361,000	1,448,785
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	9,551,000	11,097,651
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,809,072
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	17,029,000	17,635,658
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	6,844,000	8,054,129
6.85% 1/15/40 (f)	8,433,000	11,158,596
Nakilat, Inc. 6.067% 12/31/33 (f)	5,435,000	6,566,513
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,362,391
Petro-Canada 6.05% 5/15/18	2,920,000	3,465,295
Petrobras Global Finance BV:
4.375% 5/20/23	31,250,000	30,271,875
5.625% 5/20/43	30,865,000	28,830,997
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,380,821
5.375% 1/27/21	33,457,000	35,375,224
5.75% 1/20/20	28,496,000	30,991,423
7.875% 3/15/19	14,377,000	17,359,480
Petroleos Mexicanos:
3.5% 1/30/23 (f)	28,927,000	27,480,650
4.875% 1/24/22	17,019,000	18,210,330
5.5% 1/21/21	21,149,000	23,655,157
5.5% 6/27/44	41,116,000	40,190,890
6% 3/5/20	1,813,000	2,084,950
6.5% 6/2/41	42,988,000	48,146,560
Phillips 66:
4.3% 4/1/22	21,152,000	22,841,156
5.875% 5/1/42	18,112,000	21,115,658
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,684,223
3.95% 9/15/15	8,916,000	9,533,085
6.125% 1/15/17	5,000,000	5,802,530
Southeast Supply Header LLC 4.85% 8/15/14 (f)	1,033,000	1,073,077
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	17,454,687
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,928,199
4.6% 6/15/21	4,954,000	5,211,588
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,371,290
Texas Eastern Transmission LP 6% 9/15/17 (f)	12,691,000	14,751,701
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	$ 5,304,000	$ 5,482,745
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,204,071
Western Gas Partners LP 5.375% 6/1/21	27,148,000	30,627,423
Williams Partners LP 4.125% 11/15/20	4,302,000	4,575,117
		766,671,888
TOTAL ENERGY		868,041,445
FINANCIALS - 11.1%
Capital Markets - 1.4%
BlackRock, Inc. 4.25% 5/24/21	5,250,000	5,825,573
Goldman Sachs Group, Inc.:
3.625% 1/22/23	52,000,000	51,348,596
5.25% 7/27/21	17,979,000	20,054,837
5.75% 1/24/22	14,061,000	16,117,463
5.95% 1/18/18	9,760,000	11,262,474
6% 6/15/20	16,000,000	18,754,368
6.15% 4/1/18	10,942,000	12,730,153
6.75% 10/1/37	13,332,000	14,570,529
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,634,240
7.125% 5/15/15	8,656,000	9,481,384
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	17,915,000	19,257,908
6.875% 4/25/18	9,961,000	11,874,498
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,258,940
3.75% 2/25/23	41,187,000	40,916,525
4.1% 5/22/23	20,000,000	19,190,520
4.875% 11/1/22	24,978,000	25,686,926
5.625% 9/23/19	16,919,000	19,182,407
5.75% 1/25/21	16,968,000	19,359,148
6.625% 4/1/18	9,869,000	11,624,596
7.3% 5/13/19	22,127,000	27,134,738
		389,265,823
Commercial Banks - 1.7%
Bank of America NA 5.3% 3/15/17	11,902,000	13,210,149
Credit Suisse 6% 2/15/18	27,227,000	31,437,819
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20	$ 9,043,000	$ 10,963,706
8.7% 11/18/19	3,837,000	5,045,889
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,811,265
8.25% 3/1/38	12,528,000	17,331,937
Fifth Third Capital Trust IV 6.5% 4/15/37 (h)	11,258,000	11,286,145
HBOS PLC 6.75% 5/21/18 (f)	4,594,000	5,159,939
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,497,853
JPMorgan Chase Bank 6% 10/1/17	6,068,000	7,087,776
KeyBank NA:
1.65% 2/1/18	16,646,000	16,692,026
5.45% 3/3/16	10,925,000	12,140,472
5.8% 7/1/14	14,023,000	14,778,685
6.95% 2/1/28	3,200,000	3,940,403
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,996,346
5% 1/17/17	25,252,000	27,295,897
Regions Bank:
6.45% 6/26/37	34,894,000	38,471,438
7.5% 5/15/18	41,963,000	50,921,219
Regions Financial Corp.:
2% 5/15/18	21,283,000	20,860,681
5.75% 6/15/15	3,253,000	3,521,373
7.75% 11/10/14	8,459,000	9,200,685
Royal Bank of Scotland Group PLC 6.125% 12/15/22	49,538,000	51,101,221
UnionBanCal Corp. 5.25% 12/16/13	925,000	945,570
Wachovia Bank NA:
5.85% 2/1/37	7,795,000	9,206,620
6% 11/15/17	6,320,000	7,443,494
Wachovia Corp.:
4.875% 2/15/14	734,000	755,785
5.625% 10/15/16	14,742,000	16,764,617
5.75% 6/15/17	2,050,000	2,370,323
5.75% 2/1/18	4,000,000	4,704,812
Wells Fargo & Co.:
3.625% 4/15/15	8,996,000	9,475,802
3.676% 6/15/16	26,564,000	28,539,432
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	5,594,384
		452,553,763
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 0.9%
Discover Financial Services:
3.85% 11/21/22	$ 13,529,000	$ 13,645,417
5.2% 4/27/22	16,852,000	18,576,415
6.45% 6/12/17	16,773,000	19,453,124
Ford Motor Credit Co. LLC 1.7% 5/9/16	41,347,000	41,254,011
General Electric Capital Corp.:
1% 12/11/15	19,830,000	19,916,736
2.25% 11/9/15	18,930,000	19,549,692
2.95% 5/9/16	5,375,000	5,669,668
3.5% 6/29/15	5,553,000	5,853,340
4.625% 1/7/21	16,818,000	18,598,808
5.625% 9/15/17	3,505,000	4,056,379
5.625% 5/1/18	10,000,000	11,717,240
6% 8/7/19	22,000,000	26,422,506
HSBC USA, Inc. 1.625% 1/16/18	21,531,000	21,376,041
Hyundai Capital America:
1.625% 10/2/15 (f)	7,826,000	7,881,502
2.125% 10/2/17 (f)	8,655,000	8,554,836
		242,525,715
Diversified Financial Services - 2.3%
Bank of America Corp.:
3.3% 1/11/23	64,030,000	62,121,074
3.875% 3/22/17	10,761,000	11,508,050
5.65% 5/1/18	16,400,000	18,796,745
5.75% 12/1/17	32,792,000	37,578,714
5.875% 1/5/21	5,000,000	5,849,715
6.5% 8/1/16	11,950,000	13,665,458
BP Capital Markets PLC 4.742% 3/11/21	12,000,000	13,534,788
Citigroup, Inc.:
3.375% 3/1/23	20,000,000	19,711,400
3.953% 6/15/16	21,787,000	23,383,878
4.05% 7/30/22	10,740,000	10,755,090
4.75% 5/19/15	40,390,000	43,198,397
6.125% 5/15/18	9,716,000	11,464,297
6.5% 8/19/13	20,989,000	21,245,528
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,139,513
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,250,303
3.15% 7/5/16	25,000,000	26,347,375
3.2% 1/25/23	49,144,000	48,059,490
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
3.25% 9/23/22	$ 44,117,000	$ 43,242,954
4.25% 10/15/20	30,000,000	32,602,020
4.35% 8/15/21	52,137,000	56,149,985
4.5% 1/24/22	26,587,000	28,860,401
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	24,215,000	24,510,907
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,327,860
5.15% 3/15/20	11,097,000	12,636,775
		623,940,717
Insurance - 1.7%
Allstate Corp. 6.2% 5/16/14	7,894,000	8,314,758
American International Group, Inc. 4.875% 9/15/16	15,786,000	17,489,420
Aon Corp.:
3.125% 5/27/16	20,350,000	21,456,368
3.5% 9/30/15	6,878,000	7,255,905
5% 9/30/20	5,687,000	6,489,009
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,249,618
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(h)	11,133,000	11,800,980
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	22,972,000	26,224,422
5.375% 3/15/17	546,000	614,876
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	23,174,000	25,256,207
6.5% 3/15/35 (f)	2,797,000	3,216,592
6.7% 8/15/16 (f)	6,494,000	7,510,408
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,809,855
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	11,809,000	13,300,630
MetLife, Inc.:
1.756% 12/15/17 (d)	10,401,000	10,481,743
3.048% 12/15/22	21,302,000	20,914,410
4.75% 2/8/21	6,004,000	6,815,759
5% 6/15/15	813,000	880,959
6.75% 6/1/16	9,220,000	10,738,940
Metropolitan Life Global Funding I:
3% 1/10/23 (f)	15,204,000	15,002,441
5.125% 6/10/14 (f)	8,554,000	8,946,004
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	$ 10,230,000	$ 12,563,770
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	11,401,000	16,394,957
Pacific LifeCorp:
5.125% 1/30/43 (f)	24,550,000	24,245,629
6% 2/10/20 (f)	17,699,000	20,042,029
Pricoa Global Funding I 1.6% 5/29/18 (f)	4,564,000	4,525,416
Prudential Financial, Inc.:
4.5% 11/16/21	12,469,000	13,678,705
4.75% 9/17/15	13,500,000	14,625,765
5.8% 11/16/41	16,300,000	18,766,972
6.2% 11/15/40	7,705,000	9,398,759
7.375% 6/15/19	3,820,000	4,871,233
Symetra Financial Corp. 6.125% 4/1/16 (f)	11,250,000	12,354,457
Unum Group:
5.625% 9/15/20	18,528,000	21,112,545
5.75% 8/15/42	30,555,000	33,566,317
7.125% 9/30/16	1,654,000	1,919,140
		451,834,998
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	6,998,219
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,269,319
AvalonBay Communities, Inc. 5.375% 4/15/14	2,899,000	3,011,432
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	28,056,077
BRE Properties, Inc. 5.5% 3/15/17	4,208,000	4,730,074
Camden Property Trust:
2.95% 12/15/22	9,284,000	8,901,676
5.375% 12/15/13	5,530,000	5,663,738
DDR Corp. 4.625% 7/15/22	16,238,000	17,375,439
Developers Diversified Realty Corp.:
4.75% 4/15/18	21,321,000	23,587,827
7.5% 4/1/17	9,638,000	11,454,329
9.625% 3/15/16	7,551,000	9,133,305
Duke Realty LP:
3.625% 4/15/23	22,930,000	22,432,671
3.875% 10/15/22	17,703,000	17,735,308
4.375% 6/15/22	13,477,000	14,029,719
5.4% 8/15/14	7,848,000	8,247,793
5.5% 3/1/16	10,207,000	11,211,849
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 9,023,000	$ 10,210,788
6.5% 1/15/18	12,019,000	14,147,180
6.75% 3/15/20	1,066,000	1,277,558
8.25% 8/15/19	5,060,000	6,518,737
Equity One, Inc.:
3.75% 11/15/22	30,646,000	30,306,657
5.375% 10/15/15	2,580,000	2,801,766
6% 9/15/17	4,090,000	4,663,946
6.25% 1/15/17	3,237,000	3,675,374
Equity Residential 5.125% 3/15/16	8,850,000	9,809,128
Federal Realty Investment Trust:
5.4% 12/1/13	3,666,000	3,750,487
5.9% 4/1/20	3,969,000	4,716,978
6.2% 1/15/17	1,491,000	1,718,322
Health Care REIT, Inc. 2.25% 3/15/18	10,222,000	10,305,718
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,857,098
6.25% 6/15/17	861,000	936,899
6.65% 1/15/18	3,483,000	3,861,822
UDR, Inc. 5.5% 4/1/14	17,798,000	18,442,928
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,644,026
Washington (REIT) 5.25% 1/15/14	907,000	926,895
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,490,281
		338,901,363
Real Estate Management & Development - 1.9%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,810,055
6.3% 6/1/13	4,012,000	4,012,000
BioMed Realty LP:
3.85% 4/15/16	19,180,000	20,327,098
4.25% 7/15/22	10,332,000	10,741,375
6.125% 4/15/20	5,563,000	6,460,935
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,507,198
4.95% 4/15/18	11,984,000	13,148,138
5.7% 5/1/17	6,890,000	7,686,870
7.5% 5/15/15	3,076,000	3,435,028
Colonial Properties Trust 5.5% 10/1/15	12,454,000	13,513,711
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,330,781
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Digital Realty Trust LP:
4.5% 7/15/15	$ 7,544,000	$ 7,975,435
5.25% 3/15/21	10,656,000	11,861,098
ERP Operating LP:
4.625% 12/15/21	31,142,000	34,321,474
4.75% 7/15/20	31,427,000	35,094,154
5.375% 8/1/16	4,428,000	4,991,503
5.75% 6/15/17	24,188,000	27,967,520
Liberty Property LP:
3.375% 6/15/23	12,723,000	12,367,647
4.125% 6/15/22	11,558,000	12,001,793
4.75% 10/1/20	17,245,000	18,946,461
5.125% 3/2/15	1,706,000	1,813,661
5.5% 12/15/16	4,865,000	5,456,482
6.625% 10/1/17	12,549,000	14,702,760
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,423,569
3.15% 5/15/23	41,165,000	38,571,070
4.5% 4/18/22	7,126,000	7,488,044
7.75% 8/15/19	1,973,000	2,496,764
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,513,935
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	9,526,000	10,003,028
5.5% 1/15/14 (f)	4,958,000	5,058,206
5.7% 4/15/17 (f)	2,366,000	2,582,009
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,170,161
Regency Centers LP:
4.95% 4/15/14	427,000	441,289
5.25% 8/1/15	10,361,000	11,229,355
5.875% 6/15/17	4,455,000	5,064,662
Simon Property Group LP:
2.75% 2/1/23	15,917,000	15,375,647
2.8% 1/30/17	4,731,000	4,939,424
4.125% 12/1/21	13,242,000	14,463,151
4.2% 2/1/15	5,265,000	5,522,753
5.1% 6/15/15	6,421,000	6,982,857
Tanger Properties LP:
6.125% 6/1/20	24,577,000	29,660,408
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP: - continued
6.15% 11/15/15	$ 9,801,000	$ 11,031,035
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	15,576,000	15,542,294
		511,032,838
TOTAL FINANCIALS		3,010,055,217
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	23,000,000	24,462,616
Celgene Corp. 2.45% 10/15/15	1,728,000	1,785,328
		26,247,944
Health Care Providers & Services - 0.9%
Aetna, Inc.:
1.5% 11/15/17	3,025,000	3,004,593
2.75% 11/15/22	12,207,000	11,703,315
4.125% 11/15/42	6,814,000	6,370,708
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,400,018
6.3% 8/15/14	2,529,000	2,689,776
Express Scripts Holding Co. 4.75% 11/15/21	31,840,000	35,638,608
Express Scripts, Inc. 3.125% 5/15/16	19,250,000	20,319,395
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,439,379
4.125% 9/15/20	11,062,000	11,876,561
UnitedHealth Group, Inc.:
1.625% 3/15/19	7,652,000	7,538,092
2.75% 2/15/23	4,066,000	3,933,912
2.875% 3/15/23	33,025,000	32,207,367
3.95% 10/15/42	5,569,000	5,117,454
4.25% 3/15/43	17,280,000	16,636,838
WellPoint, Inc.:
3.3% 1/15/23	46,370,000	46,098,550
4.65% 1/15/43	26,594,000	26,476,082
		234,450,648
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (f)	24,562,000	24,501,627
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
2.9% 11/6/22 (f)	$ 25,191,000	$ 24,538,100
4.4% 11/6/42 (f)	24,602,000	24,095,937
Pfizer, Inc. 6.2% 3/15/19	10,000,000	12,343,290
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	8,155,000	8,106,877
5% 8/15/14	2,028,000	2,121,714
Zoetis, Inc.:
1.875% 2/1/18 (f)	3,884,000	3,892,075
3.25% 2/1/23 (f)	33,171,000	32,868,547
4.7% 2/1/43 (f)	9,502,000	9,490,845
		141,959,012
TOTAL HEALTH CARE		402,657,604
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	1,610,000	1,672,520
6.375% 6/1/19 (f)	9,485,000	11,217,578
United Technologies Corp. 4.5% 6/1/42	24,308,000	25,162,475
		38,052,573
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	863,898	969,726
6.648% 3/15/19	2,470,383	2,683,577
6.795% 2/2/20	258,474	275,430
6.9% 7/2/19	881,514	960,851
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,424,968	3,596,217
8.36% 1/20/19	7,540,480	8,483,040
		16,968,841
Industrial Conglomerates - 0.1%
General Electric Co.:
4.125% 10/9/42	18,878,000	18,065,208
5.25% 12/6/17	8,512,000	9,841,328
		27,906,536
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 2,599,000	$ 2,995,348
TOTAL INDUSTRIALS		85,923,298
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43	44,083,000	40,572,406
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	8,642,000	8,917,567
6.55% 10/1/17	3,075,000	3,621,015
		12,538,582
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	1,037,000	1,089,448
TOTAL INFORMATION TECHNOLOGY		54,200,436
MATERIALS - 0.4%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	21,046,397
4.25% 11/15/20	10,672,000	11,711,965
4.375% 11/15/42	9,115,000	8,538,759
		41,297,121
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,901,553
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (f)	9,430,000	10,082,810
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)	22,911,000	23,530,078
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	21,880,760
6.25% 1/23/17	3,240,000	3,681,356
		59,175,004
TOTAL MATERIALS		103,373,678
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
4.3% 12/15/42 (f)	$ 30,000,000	$ 28,107,720
4.35% 6/15/45 (f)	11,383,000	10,589,685
5.35% 9/1/40	8,247,000	8,843,901
5.55% 8/15/41	37,000,000	40,972,690
6.3% 1/15/38	40,737,000	48,660,021
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	246,912
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,121,810
6% 4/1/17	4,959,000	5,467,298
6.15% 9/15/19	12,036,000	12,938,700
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,299,000	4,347,269
Embarq Corp.:
7.082% 6/1/16	13,001,000	14,904,957
7.995% 6/1/36	7,935,000	8,613,244
Verizon Communications, Inc.:
3.85% 11/1/42	7,990,000	6,905,358
6.1% 4/15/18	23,353,000	27,924,537
6.35% 4/1/19	7,155,000	8,726,217
6.9% 4/15/38	18,370,000	23,531,198
		252,901,517
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,531,604
3.125% 7/16/22	16,205,000	15,488,058
3.625% 3/30/15	2,060,000	2,143,959
Vodafone Group PLC 5% 12/16/13	3,204,000	3,280,989
		51,444,610
TOTAL TELECOMMUNICATION SERVICES		304,346,127
UTILITIES - 2.5%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	5,870,000	6,988,071
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,047,953
2.95% 12/15/22	9,568,000	9,302,938
Cleveland Electric Illuminating Co. 5.65% 12/15/13	10,449,000	10,720,977
Duke Capital LLC 5.668% 8/15/14	8,362,000	8,826,852
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	$ 15,117,000	$ 17,772,467
6.4% 9/15/20 (f)	26,489,000	32,428,393
Edison International 3.75% 9/15/17	9,811,000	10,553,958
FirstEnergy Corp.:
2.75% 3/15/18	21,400,000	21,448,963
4.25% 3/15/23	43,552,000	42,996,843
7.375% 11/15/31	36,314,000	41,061,729
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	55,292,163
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,622,234
3.75% 11/15/20	2,232,000	2,351,908
Nevada Power Co. 6.5% 5/15/18	15,159,000	18,597,107
Northeast Utilities:
1.45% 5/1/18	7,067,000	6,978,253
2.8% 5/1/23	32,099,000	31,066,664
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,603,637
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,753,723
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	15,185,337
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	45,098,460
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,467,614
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,202,686
		421,368,930
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	2,827,000	3,273,844
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,280,423
		10,554,267
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,491,094
6.3% 7/15/13	5,310,000	5,342,922
6.5% 5/1/18	6,905,000	8,152,195
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,394,466
		21,380,677
Multi-Utilities - 0.8%
Ameren Illinois Co. 6.125% 11/15/17	289,000	342,454
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	7,268,640
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.5836% 9/30/66 (h)	$ 44,068,000	$ 41,626,985
7.5% 6/30/66 (h)	7,991,000	8,870,010
National Grid PLC 6.3% 8/1/16	17,348,000	19,951,605
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,652,881
5.25% 9/15/17	590,000	668,274
5.25% 2/15/43	23,297,000	24,232,165
5.4% 7/15/14	3,094,000	3,244,229
5.45% 9/15/20	1,330,000	1,523,685
5.8% 2/1/42	11,523,000	12,781,611
5.95% 6/15/41	21,763,000	24,739,721
6.4% 3/15/18	9,293,000	11,045,204
6.8% 1/15/19	6,774,000	8,184,191
Sempra Energy:
2.3% 4/1/17	24,264,000	24,965,788
2.875% 10/1/22	9,886,000	9,658,988
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	13,102,000	14,232,048
		222,988,479
TOTAL UTILITIES		676,292,353
TOTAL NONCONVERTIBLE BONDS (Cost $5,887,336,772)		6,344,416,281
U.S. Treasury Obligations - 34.3%

U.S. Treasury Bonds:
2.875% 5/15/43	59,940,000	55,229,076
3.125% 2/15/43	1,049,027,000	1,018,867,474
U.S. Treasury Notes:
0.125% 4/30/15 (e)	411,140,000	409,823,119
0.25% 9/15/14	44,111,000	44,142,010
0.25% 8/15/15	261,587,000	261,035,313
0.375% 3/15/15	111,880,000	112,063,595
0.5% 7/31/17	268,669,000	264,953,845
0.625% 7/15/14	208,892,000	209,928,313
0.875% 11/30/16	23,685,000	23,862,638
0.875% 4/30/17	662,014,000	664,703,101
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 582,288,000	$ 579,876,745
0.875% 7/31/19	206,188,000	200,566,078
1% 3/31/17	133,206,000	134,465,196
1% 5/31/18	1,517,482,000	1,514,873,440
1.125% 4/30/20 (e)	380,961,000	371,139,444
1.375% 11/30/15	5,000	5,120
1.375% 5/31/20	855,202,000	845,847,801
1.75% 5/31/16	468,370,000	485,421,478
1.75% 5/15/23 (e)	89,320,000	86,207,734
1.875% 10/31/17	100,143,000	104,422,511
2% 2/15/23	830,131,000	822,996,854
2.375% 8/31/14	100,000,000	102,707,000
2.375% 2/28/15	205,375,000	212,859,892
2.625% 7/31/14	304,537,000	313,149,611
2.625% 12/31/14	330,308,000	342,720,314
3.125% 4/30/17	118,350,000	129,177,131
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,371,573,393)		9,311,044,833
U.S. Government Agency - Mortgage Securities - 4.0%

Fannie Mae - 2.6%
2.014% 2/1/33 (h)	87,832	91,197
2.039% 12/1/34 (h)	98,683	103,653
2.072% 7/1/35 (h)	48,625	51,305
2.083% 3/1/35 (h)	80,209	83,615
2.117% 10/1/33 (h)	56,220	59,224
2.138% 10/1/33 (h)	132,278	138,857
2.175% 3/1/35 (h)	15,224	15,780
2.332% 3/1/35 (h)	61,552	65,425
2.376% 12/1/33 (h)	3,280,460	3,494,759
2.441% 10/1/35 (h)	87,354	91,187
2.526% 10/1/33 (h)	94,040	100,185
2.559% 6/1/36 (h)	216,508	232,367
2.605% 7/1/34 (h)	75,328	79,777
2.607% 5/1/35 (h)	247,799	265,868
2.666% 7/1/35 (h)	227,880	242,161
2.726% 11/1/36 (h)	689,250	741,151
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.935% 7/1/37 (h)	$ 441,927	$ 468,712
2.971% 9/1/36 (h)	1,067,883	1,148,295
3% 12/1/42 to 3/1/43	9,218,501	9,296,169
3% 6/1/43 (g)	1,700,000	1,711,922
3% 6/1/43 (g)	1,700,000	1,711,922
3% 6/1/43 (g)	2,300,000	2,316,130
3% 6/1/43 (g)	1,600,000	1,611,221
3% 6/1/43 (g)	1,300,000	1,309,117
3% 6/1/43 (g)	3,500,000	3,524,546
3.5% 12/1/40 to 6/1/43	472,756,431	488,088,782
4% 9/1/26 to 7/1/42	57,558,782	61,311,039
4% 6/1/43 (g)	8,900,000	9,390,195
4.5% 4/1/39 to 8/1/41	35,537,201	38,110,232
5% 5/1/23 to 9/1/25	1,510,078	1,619,243
5.5% 9/1/17 to 3/1/40	7,906,179	8,521,808
5.5% 6/1/43 (g)	8,600,000	9,315,255
5.5% 6/1/43 (g)	8,600,000	9,315,255
6% 3/1/22 to 7/1/41	27,695,229	30,612,638
6.5% 8/1/13 to 8/1/36	32,651,902	37,356,249
7% 9/1/18 to 6/1/33	193,348	222,315
7.5% 8/1/13 to 8/1/29	218,292	252,746
8.5% 5/1/21 to 9/1/25	10,394	12,092
9.5% 2/1/25	317	349
10.5% 8/1/20	3,084	3,570
12.5% 12/1/13 to 4/1/15	752	796
TOTAL FANNIE MAE		723,087,109
Freddie Mac - 0.5%
2.156% 4/1/35 (h)	1,022,595	1,083,210
2.403% 3/1/36 (h)	166,950	176,816
2.462% 1/1/35 (h)	70,351	73,954
3% 2/1/43	3,365,328	3,381,563
3% 6/1/43 (g)	11,000,000	11,035,034
3.024% 3/1/33 (h)	16,282	17,336
3.16% 11/1/35 (h)	325,580	348,040
3.287% 10/1/35 (h)	300,102	322,700
3.5% 2/1/32 to 11/1/42	54,273,064	56,399,659
4% 6/1/24 to 4/1/42	36,743,475	39,008,202
4% 6/1/43 (g)	16,200,000	17,051,765
4.5% 7/1/25 to 12/1/40	1,084,867	1,161,750
5% 3/1/19 to 4/1/38	4,197,396	4,455,038
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 9/1/34 to 5/1/40	$ 1,109,622	$ 1,200,692
6% 7/1/37 to 8/1/37	1,950,595	2,122,832
7.5% 12/1/13 to 1/1/33	39,770	46,392
8.5% 9/1/24 to 8/1/27	12,760	15,254
TOTAL FREDDIE MAC		137,900,237
Ginnie Mae - 0.9%
3% 6/1/43 (g)	3,100,000	3,162,428
3.5% 6/15/42 to 7/15/42	9,385,388	9,897,216
3.5% 6/1/43 (g)	5,700,000	5,995,242
3.5% 6/1/43 (g)	900,000	944,367
3.5% 6/1/43 (g)	1,400,000	1,469,016
4% 1/15/25 to 12/15/41	99,439,885	106,615,475
4.5% 5/15/39 to 4/15/41	58,533,657	63,480,912
5% 3/15/39 to 9/15/41	25,051,744	27,417,871
5.5% 12/20/28 to 7/20/37	2,996,534	3,300,197
6% 6/15/36 to 9/20/38	8,789,171	9,742,569
7% 1/15/28 to 11/15/32	1,882,759	2,181,162
7.5% 3/15/28 to 10/15/28	3,841	4,511
8% 7/15/17 to 11/15/17	299,218	317,829
8.5% 10/15/21	10,783	12,441
11% 7/20/19 to 8/20/19	745	835
TOTAL GINNIE MAE		234,542,071
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,101,727,838)		1,095,529,417
Asset-Backed Securities - 0.5%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6633% 4/25/35 (h)	577,963	513,850
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8433% 3/25/34 (h)	331,735	335,511
Series 2005-HE2 Class M2, 0.8683% 4/25/35 (h)	26,491	26,319
Airspeed Ltd. Series 2007-1A Class C1, 2.6992% 6/15/32 (f)(h)	3,921,130	2,274,255
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	15,030,297
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,590,775
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Master Owner Trust: - continued
Series 2012-1 Class A2, 1.44% 2/15/17	$ 23,330,000	$ 23,591,833
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,499,087
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2433% 12/25/33 (h)	55,473	52,222
Series 2004-R2 Class M3, 1.0183% 4/25/34 (h)	79,175	66,805
Series 2005-R2 Class M1, 0.6433% 4/25/35 (h)	1,534,595	1,503,389
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9733% 3/25/34 (h)	40,480	37,535
Series 2004-W11 Class M2, 1.2433% 11/25/34 (h)	457,000	427,126
Series 2004-W7 Class M1, 1.0183% 5/25/34 (h)	1,310,000	1,253,391
Series 2006-W4 Class A2C, 0.3533% 5/25/36 (h)	1,024,995	380,469
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0183% 4/25/34 (h)	1,842,071	1,732,628
Series 2006-HE2 Class M1, 0.5633% 3/25/36 (h)	32,985	356
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3183% 2/25/35 (h)	1,257,000	986,911
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3333% 12/25/36 (h)	1,471,000	927,920
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (f)	7,760,000	7,759,839
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3133% 2/25/27 (h)	18,081	18,072
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6483% 4/25/34 (h)	131,909	97,887
Series 2004-4 Class M2, 0.9883% 6/25/34 (h)	496,195	452,708
Fannie Mae Series 2004-T5 Class AB3, 1.0337% 5/28/35 (h)	31,732	30,180
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3683% 8/25/34 (h)	160,000	126,968
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0183% 3/25/34 (h)	15,580	13,198
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9283% 1/25/35 (h)	801,000	679,528
Class M4, 1.2133% 1/25/35 (h)	296,000	34,683
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (f)(h)	2,392,000	1,674,400
GE Business Loan Trust:
Series 2003-1 Class A, 0.6292% 4/15/31 (f)(h)	87,288	83,655
Series 2006-2A:
Class A, 0.3792% 11/15/34 (f)(h)	1,344,510	1,243,717
Class B, 0.4792% 11/15/34 (f)(h)	486,088	414,966
Class C, 0.5792% 11/15/34 (f)(h)	806,284	585,496
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust: - continued
Series 2006-2A: - continued
Class D, 0.9492% 11/15/34 (f)(h)	$ 306,504	$ 207,531
GSAMP Trust Series 2004-AR1 Class B4, 4.0669% 6/25/34 (d)(f)	769,090	37,189
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7433% 9/25/46 (f)(h)	1,081,309	1,075,903
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5133% 8/25/33 (h)	303,648	284,808
Series 2003-3 Class M1, 1.4833% 8/25/33 (h)	521,054	491,615
Series 2003-5 Class A2, 0.8933% 12/25/33 (h)	27,804	24,856
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3833% 1/25/37 (h)	1,292,000	693,566
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4933% 7/25/36 (h)	178,000	2,710
Series 2007-CH1 Class AV4, 0.3233% 11/25/36 (h)	1,255,000	1,208,134
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/29 (h)	352,280	344,245
Series 2006-A Class 2C, 1.4331% 3/27/42 (h)	2,867,000	139,892
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4933% 5/25/37 (h)	492,831	6,480
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9433% 7/25/34 (h)	130,753	107,663
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1683% 7/25/34 (h)	430,233	359,272
Series 2006-FM1 Class A2B, 0.3033% 4/25/37 (h)	824,843	719,350
Series 2006-OPT1 Class A1A, 0.4533% 6/25/35 (h)	2,206,260	2,042,225
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5333% 8/25/34 (h)	48,462	47,747
Series 2005-NC1 Class M1, 0.6333% 1/25/35 (h)	326,000	305,498
Series 2005-NC2 Class B1, 1.3633% 3/25/35 (h)	339,222	14,184
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7033% 9/25/35 (h)	1,164,000	1,016,611
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.6687% 5/15/17 (h)	20,000,000	20,099,304
Ocala Funding LLC:
Series 2005-1A Class A, 1.6982% 3/20/10 (c)(f)(h)	317,000	0
Series 2006-1A Class A, 1.5982% 3/20/11 (c)(f)(h)	962,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4433% 9/25/34 (h)	435,000	377,332
Class M4, 1.6433% 9/25/34 (h)	558,000	194,749
Series 2005-WCH1 Class M4, 1.0233% 1/25/36 (h)	1,245,000	1,048,832
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9933% 4/25/33 (h)	$ 4,173	$ 3,990
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9883% 3/25/35 (h)	932,936	864,247
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2301% 6/15/33 (h)	988,926	724,377
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9183% 9/25/34 (h)	31,424	22,987
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	304,740	307,624
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0533% 9/25/34 (h)	115,176	108,803
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8404% 4/6/42 (f)(h)	2,383,407	71,502
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0756% 10/25/44 (f)(h)	1,459,789	1,335,707
TOTAL ASSET-BACKED SECURITIES (Cost $123,123,865)		135,734,909
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.2%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (f)	3,959,440	3,600,051
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7533% 1/25/35 (h)	1,341,490	1,319,890
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.632% 10/25/34 (h)	489,248	501,794
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2982% 12/20/54 (h)	178,650	159,713
Series 2006-1A:
Class A5, 0.3382% 12/20/54 (f)(h)	20,422,108	20,032,045
Class C2, 1.3982% 12/20/54 (f)(h)	5,526,000	4,940,244
Series 2006-2 Class C1, 1.1382% 12/20/54 (h)	4,563,000	4,079,322
Series 2006-3 Class C2, 1.1982% 12/20/54 (h)	922,000	824,268
Series 2006-4:
Class B1, 0.3782% 12/20/54 (h)	3,812,000	3,604,246
Class C1, 0.9582% 12/20/54 (h)	2,331,000	2,083,914
Class M1, 0.5382% 12/20/54 (h)	1,006,000	920,993
Series 2007-1:
Class 1C1, 0.7982% 12/20/54 (h)	1,847,000	1,651,218
Class 1M1, 0.4982% 12/20/54 (h)	1,238,000	1,133,389
Class 2C1, 1.0582% 12/20/54 (h)	842,000	752,748
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1: - continued
Class 2M1, 0.6982% 12/20/54 (h)	$ 1,589,000	$ 1,454,730
Series 2007-2 Class 2C1, 1.0582% 12/17/54 (h)	2,199,000	1,965,906
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7261% 1/20/44 (h)	365,737	360,085
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.062% 8/25/36 (h)	807,991	656,313
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4033% 5/25/47 (h)	538,386	412,305
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3633% 2/25/37 (h)	1,026,799	904,911
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4833% 7/25/35 (h)	1,394,671	1,340,133
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5492% 7/10/35 (f)(h)	698,871	638,923
Class B6, 3.0492% 7/10/35 (f)(h)	652,877	591,310
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6433% 6/25/33 (f)(h)	68,349	67,097
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (h)	25,497	24,240
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5708% 4/25/33 (h)	107,854	109,259
TOTAL PRIVATE SPONSOR		54,129,047
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4933% 5/25/35 (h)	4,992,646	5,003,955
Series 2006-50 Class BF, 0.5933% 6/25/36 (h)	6,310,843	6,345,332
Series 2006-82 Class F, 0.7633% 9/25/36 (h)	10,149,996	10,179,268
Series 2007-36 Class F, 0.4233% 4/25/37 (h)	7,953,868	7,964,033
Series 2011-40 Class DF, 0.6433% 5/25/41 (h)	18,572,123	18,628,478
Series 2013-62 Class FA, 0.499% 6/25/43 (h)	27,346,845	27,372,524
floater sequential payer:
Series 2010-74 Class WF, 0.7933% 7/25/34 (h)	6,476,280	6,555,122
Series 2012-120 Class FE 0.4933% 2/25/39 (h)	12,070,380	12,087,942
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	78,784	83,666
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	254,998	268,445
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2004-86 Class KC, 4.5% 5/25/19	$ 125,606	$ 128,176
Freddie Mac:
floater Series 3830 Class FD, 0.5592% 3/15/41 (h)	31,248,283	31,406,680
floater sequential payer Series 2011-3969 Class AF, 0.6492% 10/15/33 (h)	14,636,933	14,657,715
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	272,233	289,343
Series 2363 Class PF, 6% 9/15/16	328,118	346,548
Series 2425 Class JH, 6% 3/15/17	279,585	298,964
TOTAL U.S. GOVERNMENT AGENCY		141,616,191
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $171,465,708)		195,745,238
Commercial Mortgage Securities - 4.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4397% 2/14/43 (h)(j)	714,545	22,158
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	1,360,251	1,367,040
Series 2006-2 Class AAB, 5.9009% 5/10/45 (h)	1,074,865	1,120,046
Series 2006-3 Class A4, 5.889% 7/10/44	8,440,000	9,442,453
Series 2006-5 Class A2, 5.317% 9/10/47	5,811,737	5,882,658
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,578,310
Series 2007-4 Class A3, 6.0025% 2/10/51 (h)	1,083,464	1,129,443
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	5,387,000	5,669,683
Series 2006-6 Class E, 5.619% 10/10/45 (f)	1,002,000	124,921
Series 2007-3:
Class A3, 5.7963% 6/10/49 (h)	2,896,000	2,912,374
Class A4, 5.7963% 6/10/49 (h)	3,615,000	4,102,302
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,268,200
Banc of America Large Loan, Inc. floater 2006-BIX1 Class J, 0.7792% 10/15/19 (f)(h)	241,079	217,574
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0433% 12/25/33 (f)(h)	28,444	20,900
Series 2005-4A:
Class A2, 0.5833% 1/25/36 (f)(h)	922,977	783,547
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-4A: - continued
Class B1, 1.5933% 1/25/36 (f)(h)	$ 53,787	$ 11,407
Class M1, 0.6433% 1/25/36 (f)(h)	297,619	165,770
Class M2, 0.6633% 1/25/36 (f)(h)	60,241	31,624
Class M3, 0.6933% 1/25/36 (f)(h)	130,522	67,141
Class M4, 0.8033% 1/25/36 (f)(h)	48,766	23,632
Class M5, 0.8433% 1/25/36 (f)(h)	48,766	17,214
Class M6, 0.8933% 1/25/36 (f)(h)	51,635	15,490
Series 2006-3A:
Class M4, 0.6233% 10/25/36 (f)(h)	74,263	11,248
Class M5, 0.6733% 10/25/36 (f)(h)	33,315	1,770
Series 2006-4A Class M6, 0.7133% 12/25/36 (f)(h)	32,403	717
Series 2007-1 Class A2, 0.4633% 3/25/37 (f)(h)	642,237	408,599
Series 2007-2A:
Class A1, 0.4633% 7/25/37 (f)(h)	1,300,612	977,762
Class A2, 0.5133% 7/25/37 (f)(h)	1,218,475	630,125
Class M1, 0.5633% 7/25/37 (f)(h)	373,349	102,639
Class M2, 0.6033% 7/25/37 (f)(h)	194,820	33,253
Class M3, 0.6833% 7/25/37 (f)(h)	196,857	19,808
Class M4, 0.8433% 7/25/37 (f)(h)	410,005	18,704
Class M5, 0.9433% 7/25/37 (f)(h)	362,488	13,970
Class M6, 1.1933% 7/25/37 (f)(h)	22,501	45
Series 2007-3:
Class A2, 0.4833% 7/25/37 (f)(h)	560,981	334,925
Class B1, 1.1433% 7/25/37 (f)(h)	153,846	11,758
Class M1, 0.5033% 7/25/37 (f)(h)	223,071	81,942
Class M2, 0.5333% 7/25/37 (f)(h)	237,807	69,238
Class M3, 0.5633% 7/25/37 (f)(h)	383,642	88,460
Class M4, 0.6933% 7/25/37 (f)(h)	673,278	136,503
Class M5, 0.7933% 7/25/37 (f)(h)	306,405	44,099
Class M6, 0.9933% 7/25/37 (f)(h)	232,726	28,275
Series 2007-4A:
Class M1, 1.1433% 9/25/37 (f)(h)	188,554	17,534
Class M2, 1.2433% 9/25/37 (f)(h)	188,554	14,509
Class M4, 1.7933% 9/25/37 (f)(h)	606,389	29,621
Class M5, 1.9433% 9/25/37 (f)(h)	11,063	353
Series 2006-3A, Class IO, 3.8578% 10/25/36 (f)(h)(j)	15,486,479	359,375
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(h)(j)	6,652,603	554,125
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4492% 3/15/22 (f)(h)	554,000	526,254
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8: - continued
Class E, 0.4992% 3/15/22 (f)(h)	$ 2,884,000	$ 2,681,881
Class F, 0.5492% 3/15/22 (f)(h)	1,770,000	1,610,553
Class G, 0.5992% 3/15/22 (f)(h)	364,000	323,930
Class H, 0.7492% 3/15/22 (f)(h)	554,000	481,934
Class J, 0.8992% 3/15/22 (f)(h)	554,000	468,084
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	11,136,110
Series 2007-PW16 Class A4, 5.9051% 6/11/40 (h)	2,484,000	2,847,710
Series 2007-PW18:
Class A2, 5.613% 6/11/50	163,860	166,308
Class A4, 5.7% 6/11/50	20,000,000	23,140,920
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,031,982	4,041,622
Series 2006-PW14 Class X2, 0.8641% 12/11/38 (f)(h)(j)	16,362,889	59,975
Series 2006-T22 Class A4, 5.7648% 4/12/38 (h)	217,000	239,891
Series 2006-T24 Class X2, 0.6225% 10/12/41 (f)(h)(j)	2,564,789	4,706
Series 2007-PW18 Class X2, 0.4757% 6/11/50 (f)(h)(j)	112,196,825	853,369
Series 2007-T28 Class X2, 0.3236% 9/11/42 (f)(h)(j)	61,155,038	245,660
C-BASS Trust floater Series 2006-SC1 Class A, 0.4633% 5/25/36 (f)(h)	501,353	473,587
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	2,037,000	2,101,186
Class XCL, 1.5785% 5/15/35 (f)(h)(j)	5,432,209	86,432
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A2, 5.8848% 12/10/49 (h)	49,223	49,274
Series 2007-FL3A Class A2, 0.3392% 4/15/22 (f)(h)	91,781	90,953
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	57,831,000	64,904,714
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,688,000	1,736,717
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.985% 5/15/46 (h)	1,734,000	1,829,864
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	527,103
Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,937,000	1,452,049
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0492% 4/15/17 (f)(h)	104,046	91,913
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater: - continued
Series 2005-FL11:
Class C, 0.4992% 11/15/17 (f)(h)	$ 1,065,225	$ 1,011,267
Class D, 0.5392% 11/15/17 (f)(h)	55,416	51,501
Class E, 0.5892% 11/15/17 (f)(h)	196,500	180,652
Class F, 0.6492% 11/15/17 (f)(h)	122,077	111,010
Class G, 0.6992% 11/15/17 (f)(h)	84,865	75,474
Series 2006-FL12 Class AJ, 0.3292% 12/15/20 (f)(h)	2,471,000	2,368,011
sequential payer Series 2006-C8 Class A3, 5.31% 12/10/46	4,941,000	5,028,347
Series 2006-C8 Class XP, 0.6611% 12/10/46 (h)(j)	13,656,048	34,017
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	61,711,000	63,695,687
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	424,410	425,668
Series 2007-C3 Class A4, 5.8694% 6/15/39 (h)	37,683,312	42,420,594
Series 2006-C5 Class ASP, 0.8656% 12/15/39 (h)(j)	8,508,568	32,145
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	19,378,000	22,097,373
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5492% 4/15/22 (f)(h)	6,186,000	5,511,714
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	697,320	705,493
Series 2001-CK6 Class AX, 1.3925% 8/15/36 (h)(j)	366,253	353
Series 2001-CKN5 Class AX, 1.6699% 9/15/34 (f)(h)(j)	565,561	307
Series 2006-C1 Class A3, 5.5814% 2/15/39 (h)	4,452,991	4,486,317
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3492% 2/15/22 (f)(h)	656,000	646,742
Class C:
0.3692% 2/15/22 (f)(h)	1,521,000	1,495,913
0.4692% 2/15/22 (f)(h)	543,000	526,251
Class F, 0.5192% 2/15/22 (f)(h)	1,086,000	1,044,808
Series 2007-C1:
Class ASP, 0.5729% 2/15/40 (h)(j)	21,372,777	67,046
Class B, 5.487% 2/15/40 (f)(h)	2,651,000	373,942
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	56,230,705	63,180,539
Series 2001-1 Class X1, 2.2683% 5/15/33 (f)(h)(j)	796,321	11,345
Commercial Mortgage Securities - continued
	Principal Amount	Value
GE Capital Commercial Mortgage Corp.: - continued
Series 2007-C1 Class XP, 0.3409% 12/10/49 (h)(j)	$ 19,294,885	$ 36,602
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3882% 11/5/21 (f)(h)	652,000	633,785
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	18,172,405
Series 2007-GG11 Class A1, 0.395% 12/10/49 (f)(h)(j)	26,712,514	114,223
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(h)	10,140,000	10,173,533
Class C, 2.0056% 3/6/20 (f)(h)	1,781,000	1,786,936
Class D, 2.2018% 3/6/20 (f)(h)	7,692,000	7,718,368
Class F, 2.6334% 3/6/20 (f)(h)	146,000	146,595
Class G, 2.7903% 3/6/20 (f)(h)	74,000	74,306
Class H, 3.3004% 3/6/20 (f)(h)	446,000	448,003
Class J, 4.0852% 3/6/20 (f)(h)	639,000	642,109
Series 2006-GG6:
Class A2, 5.506% 4/10/38	3,638,091	3,718,864
Class A3, 5.7831% 4/10/38 (h)	20,000,000	20,772,640
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (f)	6,810,000	6,942,708
Series 2013-XA1, 1.331% 1/10/30 (f)(h)	171,799,000	8,138,119
Series 2013-XB1, 0.6525% 1/10/30 (f)(h)	120,531,000	3,454,744
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,377,385	1,395,480
Series 2007-GG10 Class A2, 5.778% 8/10/45	373,368	378,372
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3692% 11/15/18 (f)(h)	854,903	831,256
Class C, 0.4092% 11/15/18 (f)(h)	607,178	587,092
Class D, 0.4292% 11/15/18 (f)(h)	134,843	127,685
Class E, 0.4792% 11/15/18 (f)(h)	246,570	233,112
Class F, 0.5292% 11/15/18 (f)(h)	369,469	348,380
Class G, 0.5592% 11/15/18 (f)(h)	321,311	302,167
Class H, 0.6992% 11/15/18 (f)(h)	246,625	229,465
sequential payer:
Series 2006-CB14 Class A3B, 5.6743% 12/12/44 (h)	1,753,068	1,771,581
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (h)	438,247	458,106
Class A3, 5.336% 5/15/47	10,293,000	11,500,801
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-CB18 Class A4, 5.44% 6/12/47	$ 10,100,000	$ 11,358,258
Series 2007-CB19 Class A4, 5.9096% 2/12/49 (h)	16,081,000	18,378,611
Series 2007-LD11:
Class A2, 5.9874% 6/15/49 (h)	2,512,389	2,585,090
Class A4, 6.0024% 6/15/49 (h)	76,411,448	87,078,639
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,330,551	1,340,686
Class A3, 5.42% 1/15/49	17,230,000	19,420,812
Series 2006-CB17 Class A3, 5.45% 12/12/43	302,921	302,670
Series 2007-CB19:
Class B, 5.9096% 2/12/49 (h)	148,000	58,460
Class C, 5.9096% 2/12/49 (h)	388,000	70,547
Class D, 5.9096% 2/12/49 (h)	407,000	42,687
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (h)	143,000	13,576
Class ES, 5.7044% 1/15/49 (f)(h)	896,000	7,262
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0807% 7/15/44 (h)	1,403,000	1,612,928
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	4,656	4,659
Series 2006-C6:
Class A2, 5.262% 9/15/39 (h)	23,222	23,316
Class A4, 5.372% 9/15/39	780,000	873,513
Series 2006-C7 Class A2, 5.3% 11/15/38	894,941	941,914
Series 2007-C1 Class A4, 5.424% 2/15/40	45,237,000	51,100,077
Series 2007-C2 Class A3, 5.43% 2/15/40	4,646,000	5,170,255
Series 2006-C6 Class XCP, 0.862% 9/15/39 (h)(j)	6,658,282	14,462
Series 2007-C1 Class XCP, 0.623% 2/15/40 (h)(j)	2,369,246	7,553
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	3,957,000	4,450,853
Series 2007-C7:
Class A3, 5.866% 9/15/45	47,435,609	53,764,610
Class XCP, 0.4169% 9/15/45 (h)(j)	105,141,474	497,109
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4292% 9/15/21 (f)(h)	555,142	548,870
Class E, 0.4892% 9/15/21 (f)(h)	2,003,583	1,960,913
Class F, 0.5392% 9/15/21 (f)(h)	4,709,782	4,562,380
Class G, 0.5592% 9/15/21 (f)(h)	8,942,386	8,573,093
Class H, 0.5992% 9/15/21 (f)(h)	492,207	462,036
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	$ 21,143	$ 21,127
Series 2005-LC1 Class F, 5.6% 1/12/44 (f)(h)	1,509,000	1,223,959
Series 2006-C1 Class A2, 5.8275% 5/12/39 (h)	683,262	685,499
Series 2007-C1:
Class A3, 6.0442% 6/12/50 (h)	7,212,000	7,559,496
Class A4, 6.0442% 6/12/50 (h)	50,001,000	57,043,241
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,255,003
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3192% 12/12/49 (h)	90,395	90,230
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (h)	1,027,302	1,068,337
Series 2007-5 Class A4, 5.378% 8/12/48	44,314,000	49,548,857
Series 2007-6:
Class A2, 5.331% 3/12/51	9,330,015	9,561,007
Class A4, 5.485% 3/12/51 (h)	24,350,000	27,353,573
Series 2007-7 Class A4, 5.81% 6/12/50 (h)	6,069,000	6,904,616
Series 2007-9:
Class A2, 5.59% 9/12/49	2,930,784	2,933,465
Class A4, 5.7% 9/12/49	185,000	210,702
Class ASB, 5.644% 9/12/49	10,937,862	11,345,133
Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	4,656,702	4,774,959
Series 2006-4 Class XP, 0.8115% 12/12/49 (h)(j)	23,463,658	226,870
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,734,000	432,654
Series 2007-7 Class B, 5.9278% 6/12/50 (h)	1,295,000	76,946
Series 2007-8 Class A3, 6.1305% 8/12/49 (h)	1,496,000	1,722,530
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.4% 7/15/19 (f)(h)	291,739	120,342
Series 2007-XLFA:
Class C, 0.36% 10/15/20 (f)(h)	6,487,000	6,325,117
Class D, 0.39% 10/15/20 (f)(h)	4,105,000	3,961,510
Class E, 0.45% 10/15/20 (f)(h)	8,181,000	7,670,056
Class F, 0.5% 10/15/20 (f)(h)	9,173,000	8,508,370
Class G, 0.54% 10/15/20 (f)(h)	505,000	463,360
Class H, 0.63% 10/15/20 (f)(h)	318,000	275,879
Class J, 0.78% 10/15/20 (f)(h)	183,596	69,316
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,154,044	1,156,756
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	7,606,353	7,794,344
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11 Class A4, 5.8515% 10/15/42 (h)	$ 473,775	$ 520,264
Series 2006-T23 Class A3, 5.9917% 8/12/41 (h)	885,000	880,944
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	2,601,000	2,948,866
Class AAB, 5.654% 4/15/49	4,095,298	4,366,477
Class B, 5.9128% 4/15/49 (h)	426,000	87,415
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (f)	2,218,465	2,325,617
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	245,000	96,261
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4782% 9/15/21 (f)(h)	1,481,000	1,416,775
Class F, 0.5382% 9/15/21 (f)(h)	1,532,000	1,442,583
Class G, 0.5582% 9/15/21 (f)(h)	1,452,000	1,345,473
Class J, 0.7982% 9/15/21 (f)(h)	323,000	267,875
Series 2007-WHL8:
Class F, 0.6792% 6/15/20 (f)(h)	3,844,000	3,403,462
Class LXR1, 0.8992% 6/15/20 (f)(h)	212,275	184,679
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	4,599,898	4,689,270
Series 2007-C30 Class A5, 5.342% 12/15/43	40,290,000	45,333,490
Series 2007-C31 Class A4, 5.509% 4/15/47	82,313,867	91,975,457
Series 2007-C32 Class A3, 5.9236% 6/15/49 (h)	68,312,000	77,758,798
Series 2007-C33:
Class A4, 6.1222% 2/15/51 (h)	70,992,848	80,234,981
Class A5, 6.1222% 2/15/51 (h)	12,818,000	14,826,760
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(h)	824,000	824,494
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,818,428
Series 2005-C22:
Class B, 5.5564% 12/15/44 (h)	3,845,000	3,119,218
Class F, 5.5564% 12/15/44 (f)(h)	2,892,000	799,638
Series 2007-C30 Class XP, 0.6719% 12/15/43 (f)(h)(j)	14,036,864	52,599
Series 2007-C31 Class C, 5.8685% 4/15/47 (h)	4,147,000	2,924,921
Series 2007-C31A Class A2, 5.421% 4/15/47	9,896,706	9,941,509
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.9236% 6/15/49 (h)	$ 1,303,000	$ 508,170
Class E, 5.9236% 6/15/49 (h)	2,054,000	708,630
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,157,244,838)		1,337,268,043
Municipal Securities - 1.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	5,700,000	5,891,178
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,334,140
5.25% 4/1/14	9,500,000	9,858,530
7.3% 10/1/39	3,685,000	5,065,917
7.5% 4/1/34	18,570,000	25,777,574
7.55% 4/1/39	31,130,000	44,525,550
7.6% 11/1/40	59,105,000	85,779,678
7.625% 3/1/40	9,470,000	13,589,261
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	22,455,000	28,966,276
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	86,820,000	87,109,111
Series 2010, 4.421% 1/1/15	9,780,000	10,262,839
Series 2010-1, 6.63% 2/1/35	21,560,000	24,561,368
Series 2010-3:
6.725% 4/1/35	31,715,000	36,479,862
7.35% 7/1/35	14,750,000	17,913,138
Series 2011:
5.665% 3/1/18	9,485,000	10,731,708
5.877% 3/1/19	17,890,000	20,333,595
TOTAL MUNICIPAL SECURITIES (Cost $415,132,772)		433,179,725
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.75% 3/8/44 (Cost $29,572,705)	26,992,000	26,992,000
Bank Notes - 0.0%
	Principal Amount	Value
Fifth Third Bank 4.75% 2/1/15 (Cost $2,061,615)	$ 2,013,000	$ 2,135,789
Fixed-Income Funds - 24.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i) (Cost $6,332,485,444)	60,635,701	6,527,433,179
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.12% (a) (Cost $2,266,826,817)	2,266,826,817	2,266,826,817
Cash Equivalents - 1.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) # (b) (Cost $526,666,000)	$ 526,669,072	526,666,000
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $27,385,217,767)		28,202,972,231
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(1,051,120,388)
NET ASSETS - 100%		$ 27,151,851,843
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 6/1/43	$ (21,300,000)	(21,449,377)
3.5% 6/1/43	(80,800,000)	(83,710,060)
3.5% 6/1/43	(500,000)	(518,008)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4% 6/1/28	$ (25,300,000)	$ (26,873,346)
4% 6/1/43	(17,400,000)	(18,358,359)
4% 6/1/43	(23,600,000)	(24,899,843)
4.5% 6/1/43	(20,400,000)	(21,797,718)
4.5% 6/1/43	(15,100,000)	(16,134,586)
5.5% 6/1/43	(10,800,000)	(11,698,227)
5.5% 6/1/43	(8,600,000)	(9,315,255)
6% 6/1/43	(27,600,000)	(30,034,334)
TOTAL FANNIE MAE		(264,789,113)
Freddie Mac
3% 6/1/43	(14,300,000)	(14,345,544)
3.5% 6/1/43	(49,600,000)	(51,262,374)
4% 6/1/43	(39,500,000)	(41,576,835)
TOTAL FREDDIE MAC		(107,184,753)
Ginnie Mae
3% 6/1/43	(2,300,000)	(2,346,317)
3% 6/1/43	(800,000)	(816,110)
3.5% 6/1/43	(15,000,000)	(15,776,954)
3.5% 6/1/43	(2,300,000)	(2,413,383)
4% 6/1/43	(42,100,000)	(44,703,578)
4% 6/1/43	(31,400,000)	(33,528,298)
4.5% 6/1/43	(21,550,000)	(23,046,143)
4.5% 6/1/43	(32,600,000)	(35,138,370)
5% 6/1/43	(25,000,000)	(26,961,813)
TOTAL GINNIE MAE		(184,730,966)
TOTAL TBA SALE COMMITMENTS (Proceeds $565,143,732)		$ (556,704,832)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $893,941,643 or 3.3% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$526,666,000 due 6/03/13 at 0.07%
Commerz Markets LLC	$ 526,666,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,495,654
Fidelity Mortgage Backed Securities Central Fund	96,835,038
Fidelity Specialized High Income Central Fund	2,086,210
Total	$ 101,416,902
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 6,396,627,110	$ 911,810,543	$ 646,291,784	$ 6,527,433,179	46.2%
Fidelity Specialized High Income Central Fund	219,103,955	2,036,690	223,175,012	-	0.0%
Total	$ 6,615,731,065	$ 913,847,233	$ 869,466,796	$ 6,527,433,179
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 6,344,416,281	$ -	$ 6,344,416,281	$ -
U.S. Government and Government Agency Obligations	9,311,044,833	-	9,311,044,833	-
U.S. Government Agency - Mortgage Securities	1,095,529,417	-	1,095,529,417	-
Asset-Backed Securities	135,734,909	-	129,571,450	6,163,459
Collateralized Mortgage Obligations	195,745,238	-	194,515,005	1,230,233
Commercial Mortgage Securities	1,337,268,043	-	1,336,649,187	618,856
Municipal Securities	433,179,725	-	433,179,725	-
Foreign Government and Government Agency Obligations	26,992,000	-	26,992,000	-
Bank Notes	2,135,789	-	2,135,789	-
Fixed-Income Funds	6,527,433,179	6,527,433,179	-	-
Money Market Funds	2,266,826,817	2,266,826,817	-	-
Cash Equivalents	526,666,000	-	526,666,000	-
Total Investments in Securities:	$ 28,202,972,231	$ 8,794,259,996	$ 19,400,699,687	$ 8,012,548
Other Financial Instruments:
TBA Sale Commitments	$ (556,704,832)	$ -	$ (556,704,832)	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $27,313,618,090. Net unrealized appreciation aggregated $889,354,141, of which $1,070,122,042 related to appreciated investment securities and $180,767,901 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Corporate Bond Fund
Class A
Class T
Class C
Institutional Class

May 31, 2013

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Corporate Bond Fund

1.907030.103

ACBD-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 307,851
Automobiles - 2.6%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	453,659
2.3% 1/9/15 (c)	1,250,000	1,273,758
Ford Motor Co. 4.75% 1/15/43	5,184,000	4,835,412
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,064,855
1.875% 4/1/14 (c)	1,130,000	1,139,469
2.375% 3/22/17 (c)	2,050,000	2,109,106
		19,876,259
Household Durables - 0.8%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,785,938
Media - 3.2%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,465,049
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	296,361
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	233,168
Discovery Communications LLC:
4.875% 4/1/43	256,000	255,896
6.35% 6/1/40	221,000	263,930
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	5,083,000	5,078,979
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	136,271
5.15% 4/30/20	3,625,000	4,285,678
6.4% 4/30/40	3,390,000	4,284,746
News America, Inc.:
6.15% 2/15/41	600,000	702,095
6.9% 8/15/39	300,000	374,648
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,934,382
6.75% 7/1/18	700,000	848,761
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,956,607
6.2% 3/15/40	1,700,000	1,966,640
Viacom, Inc.:
1.25% 2/27/15	390,000	392,173
3.5% 4/1/17	34,000	36,167
		24,511,551
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Target Corp. 4% 7/1/42	$ 2,750,000	$ 2,619,466
Specialty Retail - 1.3%
AutoZone, Inc. 3.7% 4/15/22	253,000	256,903
Home Depot, Inc. 5.95% 4/1/41	941,000	1,174,188
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	876,209
5.125% 11/15/41	650,000	710,457
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	6,929,559
		9,947,316
TOTAL CONSUMER DISCRETIONARY		63,048,381
CONSUMER STAPLES - 6.8%
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,135,542
Beam, Inc. 1.875% 5/15/17	798,000	804,583
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,511,630
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	304,497
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,146,687
6.375% 6/15/14	59,000	62,364
Heineken NV:
1.4% 10/1/17 (c)	287,000	283,567
2.75% 4/1/23 (c)	299,000	288,194
4% 10/1/42 (c)	96,000	87,827
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,804,773
2.45% 1/15/17 (c)	2,655,000	2,741,609
3.75% 1/15/22 (c)	300,000	315,768
		15,487,041
Food & Staples Retailing - 1.5%
CVS Caremark Corp. 2.75% 12/1/22	5,110,000	4,967,630
Walgreen Co.:
1% 3/13/15	2,754,000	2,766,385
1.8% 9/15/17	234,000	235,461
3.1% 9/15/22	3,607,000	3,566,418
4.4% 9/15/42	124,000	118,355
		11,654,249
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.9%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 285,000	$ 286,666
3.2% 1/25/23	331,000	326,634
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,391,212
6.5% 8/11/17	1,274,000	1,511,491
		6,516,003
Tobacco - 2.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,384,495
4.125% 9/11/15	2,100,000	2,248,943
4.75% 5/5/21	650,000	720,863
9.7% 11/10/18	62,000	84,732
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,799,540
4.375% 11/15/41	2,100,000	2,062,368
Reynolds American, Inc.:
1.05% 10/30/15	660,000	661,657
3.25% 11/1/22	3,304,000	3,214,670
4.75% 11/1/42	470,000	441,861
6.75% 6/15/17	384,000	454,769
7.625% 6/1/16	1,000,000	1,183,567
		18,257,465
TOTAL CONSUMER STAPLES		51,914,758
ENERGY - 10.3%
Energy Equipment & Services - 1.8%
Cameron International Corp. 1.6% 4/30/15	259,000	261,460
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	166,984
5.35% 3/15/20 (c)	3,116,000	3,394,059
5.85% 5/21/43 (c)(e)	7,500,000	7,518,750
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	790,503
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,408
3.05% 3/1/16	450,000	465,950
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. 6.5% 11/15/20	$ 930,000	$ 1,080,926
Weatherford International Ltd. 4.95% 10/15/13	78,000	79,134
		13,885,174
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	448,058
6.375% 9/15/17	3,626,000	4,278,383
Apache Corp. 4.75% 4/15/43	3,233,000	3,234,348
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,170,494
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	374,434
3.875% 3/15/23	222,000	218,156
4.95% 4/1/22	1,925,000	2,039,004
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	58,319
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	566,465
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	147,592
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	134,909
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	389,306
4.05% 2/15/22	1,065,000	1,136,444
Hess Corp.:
5.6% 2/15/41	5,000,000	5,324,235
6% 1/15/40	1,287,000	1,445,042
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	159,103
6.5% 3/1/41	785,000	946,145
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	497,100
Nexen, Inc.:
5.2% 3/10/15	41,000	44,087
6.2% 7/30/19	324,000	393,032
ONEOK Partners LP 2% 10/1/17	2,822,000	2,843,227
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,700
5.75% 1/20/20	3,652,000	3,971,809
Petroleos Mexicanos:
5.5% 1/21/21	545,000	609,583
5.5% 6/27/44	1,129,000	1,103,598
5.5% 6/27/44 (c)	1,770,000	1,730,175
6% 3/5/20	116,000	133,400
6.5% 6/2/41	1,105,000	1,237,600
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
1.95% 3/5/15	$ 2,088,000	$ 2,127,288
2.95% 5/1/17	2,767,000	2,897,351
4.3% 4/1/22	300,000	323,957
5.875% 5/1/42	498,000	580,587
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	531,088
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,194,628
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,056,979
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	64,728
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	468,482
4.6% 6/15/21	414,000	435,526
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,785,140
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	201,572
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,436,154
Williams Partners LP 3.35% 8/15/22	2,500,000	2,420,660
		64,198,888
TOTAL ENERGY		78,084,062
FINANCIALS - 41.9%
Capital Markets - 6.2%
BlackRock, Inc. 3.375% 6/1/22	316,000	327,269
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,017,892
3.625% 2/7/16	1,275,000	1,348,824
5.125% 1/15/15	935,000	993,620
5.25% 7/27/21	1,227,000	1,368,668
5.75% 1/24/22	9,150,000	10,488,215
5.95% 1/18/18	178,000	205,402
6.15% 4/1/18	204,000	237,338
Lazard Group LLC:
6.85% 6/15/17	171,000	196,024
7.125% 5/15/15	1,108,000	1,213,652
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,439,084
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,529,078
3.75% 2/25/23	1,168,000	1,160,330
4% 7/24/15	1,947,000	2,049,175
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.1% 5/22/23	$ 4,610,000	$ 4,423,415
4.875% 11/1/22	6,884,000	7,079,382
5.5% 7/28/21	1,222,000	1,379,933
5.625% 9/23/19	329,000	373,013
5.75% 1/25/21	557,000	635,493
6.625% 4/1/18	153,000	180,217
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,840,725
		47,486,749
Commercial Banks - 11.5%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,723,725
Associated Banc Corp. 5.125% 3/28/16	575,000	627,661
BB&T Corp.:
1.45% 1/12/18	6,075,000	6,013,843
3.95% 3/22/22	1,925,000	2,017,410
Comerica, Inc. 4.8% 5/1/15	487,000	518,079
Credit Suisse 6% 2/15/18	122,000	140,868
Discover Bank:
2% 2/21/18	3,900,000	3,875,953
7% 4/15/20	2,391,000	2,898,841
Fifth Third Bancorp:
3.5% 3/15/22	552,000	567,389
5.45% 1/15/17	709,000	788,865
8.25% 3/1/38	3,848,000	5,323,539
Fifth Third Capital Trust IV 6.5% 4/15/37 (e)	550,000	551,375
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	807,590
HSBC Holdings PLC:
4% 3/30/22	284,000	301,530
5.1% 4/5/21	133,000	151,756
6.5% 9/15/37	100,000	120,354
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,340,248
Intesa Sanpaolo SpA 3.875% 1/16/18	5,150,000	5,082,823
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,673,429
KeyBank NA 1.65% 2/1/18	501,000	502,385
KeyCorp. 5.1% 3/24/21	2,081,000	2,392,130
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,296,131
5% 1/17/17	1,027,000	1,110,125
Regions Bank:
6.45% 6/26/37	250,000	275,631
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Bank: - continued
7.5% 5/15/18	$ 2,749,000	$ 3,335,854
Regions Financial Corp.:
2% 5/15/18	558,000	546,928
5.75% 6/15/15	1,655,000	1,791,538
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	669,787
6.125% 12/15/22	5,972,000	6,160,452
SunTrust Bank 2.75% 5/1/23	7,863,000	7,522,472
SunTrust Banks, Inc.:
3.5% 1/20/17	3,281,000	3,495,118
3.6% 4/15/16	39,000	41,580
UnionBanCal Corp.:
3.5% 6/18/22	979,000	994,872
5.25% 12/16/13	30,000	30,667
Wachovia Bank NA:
6% 11/15/17	405,000	476,996
6.6% 1/15/38	1,410,000	1,808,724
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,103,002
5.625% 10/15/16	6,652,000	7,564,661
		87,644,331
Consumer Finance - 4.7%
American Express Credit Corp. 2.75% 9/15/15	1,452,000	1,514,631
American Honda Finance Corp.:
1% 8/11/15 (c)	3,600,000	3,623,821
1.45% 2/27/15 (c)	3,125,000	3,161,175
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,176,256
Discover Financial Services:
3.85% 11/21/22	38,000	38,327
5.2% 4/27/22	2,355,000	2,595,980
6.45% 6/12/17	107,000	124,097
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,852,207
5.875% 8/2/21	2,700,000	3,075,478
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,117,635
3.15% 9/7/22	6,770,000	6,620,004
4.65% 10/17/21	2,500,000	2,765,895
5.875% 1/14/38	150,000	171,543
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC USA, Inc. 1.625% 1/16/18	$ 703,000	$ 697,941
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,262
2.125% 10/2/17 (c)	197,000	194,720
		35,908,972
Diversified Financial Services - 8.5%
Bank of America Corp.:
3.3% 1/11/23	4,113,000	3,990,379
4.5% 4/1/15	3,200,000	3,385,907
5.625% 7/1/20	4,500,000	5,203,841
5.75% 12/1/17	3,000,000	3,437,916
6.5% 8/1/16	1,240,000	1,418,006
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,296,325
3.125% 10/1/15	608,000	640,830
3.245% 5/6/22	1,300,000	1,311,434
3.561% 11/1/21	2,000,000	2,085,648
4.5% 10/1/20	300,000	337,325
Citigroup, Inc.:
1.75% 5/1/18	7,500,000	7,399,598
3.953% 6/15/16	653,000	700,862
4.05% 7/30/22	316,000	316,444
4.45% 1/10/17	1,250,000	1,367,699
4.5% 1/14/22	2,311,000	2,506,273
5.375% 8/9/20	750,000	864,173
5.875% 1/30/42	110,000	128,547
6.125% 5/15/18	640,000	755,162
6.875% 3/5/38	175,000	224,621
8.5% 5/22/19	85,000	111,451
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,649,168
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	2,007,670
3.2% 1/25/23	3,812,000	3,727,877
3.25% 9/23/22	2,689,000	2,635,726
3.375% 5/1/23	2,800,000	2,664,357
4.35% 8/15/21	650,000	700,031
4.5% 1/24/22	1,390,000	1,508,856
4.625% 5/10/21	655,000	721,787
5.4% 1/6/42	1,180,000	1,327,819
MetLife Institutional Funding II 0.6504% 1/6/15 (c)(e)	600,000	601,157
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp. 4.5% 9/1/22	$ 6,500,000	$ 6,747,741
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	523,318
TECO Finance, Inc. 5.15% 3/15/20	114,000	129,818
		64,427,766
Insurance - 5.9%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,114,255
4.875% 9/15/16	1,390,000	1,539,991
4.875% 6/1/22	2,500,000	2,762,940
5.85% 1/16/18	1,000,000	1,152,259
Aon Corp.:
3.125% 5/27/16	1,609,000	1,696,477
5% 9/30/20	553,000	630,987
6.25% 9/30/40	253,000	315,373
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	429,591
4.4% 5/15/42	107,000	103,976
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	69,960
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,904,214
4.3% 4/15/43	1,211,000	1,145,326
5.125% 4/15/22	143,000	163,246
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,726,805
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	791,349
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	166,694
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	239,848
3.048% 12/15/22	487,000	478,139
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,110,000	1,096,238
6% 2/10/20 (c)	902,000	1,021,409
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,512,510
5.625% 5/12/41	1,170,000	1,328,006
5.625% 6/15/43 (e)	5,000,000	5,275,000
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	58,000	57,999
Symetra Financial Corp. 6.125% 4/1/16 (c)	215,000	236,107
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20	$ 1,315,000	$ 1,498,435
5.75% 8/15/42	3,748,000	4,117,380
7.125% 9/30/16	106,000	122,992
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,168,816
		44,866,322
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	100,586
Boston Properties, Inc. 3.85% 2/1/23	738,000	765,081
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,335,048
DDR Corp. 4.625% 7/15/22	391,000	418,389
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,951,547
9.625% 3/15/16	214,000	258,843
Duke Realty LP:
3.625% 4/15/23	383,000	374,693
3.875% 10/15/22	403,000	403,735
4.375% 6/15/22	206,000	214,448
5.4% 8/15/14	151,000	158,692
5.5% 3/1/16	1,300,000	1,427,981
6.75% 3/15/20	1,295,000	1,552,006
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,966,781
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	105,992
6.2% 1/15/17	1,300,000	1,498,202
Health Care REIT, Inc. 2.25% 3/15/18	324,000	326,654
Washington (REIT) 5.25% 1/15/14	58,000	59,272
		13,917,950
Real Estate Management & Development - 3.3%
BioMed Realty LP:
3.85% 4/15/16	914,000	968,664
4.25% 7/15/22	170,000	176,736
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,000,608
4.95% 4/15/18	290,000	318,171
7.5% 5/15/15	899,000	1,003,930
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,610,162
4.75% 7/15/20	1,020,000	1,139,022
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
3.375% 6/15/23	$ 1,087,000	$ 1,056,640
4.125% 6/15/22	1,832,000	1,902,343
4.75% 10/1/20	752,000	826,195
5.125% 3/2/15	141,000	149,898
5.5% 12/15/16	1,816,000	2,036,787
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	491,429
3.15% 5/15/23	922,000	863,902
4.5% 4/18/22	94,000	98,776
7.75% 8/15/19	126,000	159,449
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,855,450
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	82,939
Regency Centers LP 5.25% 8/1/15	249,000	269,869
Simon Property Group LP:
2.8% 1/30/17	47,000	49,071
4.125% 12/1/21	2,333,000	2,548,145
5.65% 2/1/20	775,000	924,270
Tanger Properties LP:
6.125% 6/1/20	661,000	797,719
6.15% 11/15/15	65,000	73,158
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	506,901
		24,910,234
TOTAL FINANCIALS		319,162,324
HEALTH CARE - 5.7%
Biotechnology - 0.8%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,460,641
5.15% 11/15/41	3,228,000	3,433,275
		5,893,916
Health Care Providers & Services - 2.5%
Aetna, Inc.:
1.5% 11/15/17	72,000	71,514
2.75% 11/15/22	291,000	278,993
4.125% 11/15/42	163,000	152,396
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,594,401
4.75% 11/15/21	530,000	593,231
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.: - continued
6.125% 11/15/41	$ 740,000	$ 921,167
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,790,218
UnitedHealth Group, Inc.:
1.625% 3/15/19	215,000	211,800
2.75% 2/15/23	96,000	92,881
2.875% 3/15/23	928,000	905,025
3.95% 10/15/42	132,000	121,297
4.25% 3/15/43	2,500,000	2,406,950
4.625% 11/15/41	965,000	978,350
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,336
2.375% 2/15/17	810,000	830,720
3.3% 1/15/23	516,000	512,979
4.625% 5/15/42	2,500,000	2,487,288
4.65% 1/15/43	2,083,000	2,073,764
		19,311,310
Pharmaceuticals - 2.4%
AbbVie, Inc.:
1.2% 11/6/15 (c)	15,000,000	15,062,882
1.75% 11/6/17 (c)	999,000	996,544
2.9% 11/6/22 (c)	603,000	587,371
4.4% 11/6/42 (c)	627,000	614,103
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	185,897
5% 8/15/14	130,000	136,007
Zoetis, Inc.:
1.875% 2/1/18 (c)	123,000	123,256
3.25% 2/1/23 (c)	300,000	297,265
4.7% 2/1/43 (c)	301,000	300,647
		18,303,972
TOTAL HEALTH CARE		43,509,198
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	107,000
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,822,903
		1,929,903
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	$ 549,000	$ 567,575
Continental Airlines, Inc. 6.648% 3/15/19	78,958	85,772
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,864
8.36% 1/20/19	47,789	53,762
		767,973
Electrical Equipment - 1.0%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,084,531
2.05% 10/1/18	3,660,000	3,649,199
		7,733,730
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	434,000	415,314
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,818,000	1,800,527
Road & Rail - 1.3%
Burlington Northern Santa Fe LLC:
3% 3/15/23	7,500,000	7,411,328
4.4% 3/15/42	2,500,000	2,456,955
		9,868,283
TOTAL INDUSTRIALS		22,515,730
INFORMATION TECHNOLOGY - 3.7%
Computers & Peripherals - 0.7%
Apple, Inc. 2.4% 5/3/23	4,000,000	3,821,732
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,535,007
		5,356,739
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,639
5.95% 1/15/14	160,000	165,102
		318,741
IT Services - 0.7%
IBM Corp. 1.625% 5/15/20	4,992,000	4,827,509
The Western Union Co. 2.375% 12/10/15	358,000	363,267
		5,190,776
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.9%
Xerox Corp.:
2.95% 3/15/17	$ 2,591,000	$ 2,659,314
4.25% 2/15/15	3,200,000	3,361,846
4.5% 5/15/21	1,075,000	1,140,473
		7,161,633
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp. 2.7% 12/15/22	4,017,000	3,872,079
Software - 0.8%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,760,900
5.375% 7/15/40	240,000	279,057
		6,039,957
TOTAL INFORMATION TECHNOLOGY		27,939,925
MATERIALS - 2.4%
Chemicals - 0.8%
Ecolab, Inc. 1.45% 12/8/17	434,000	428,045
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,427,563
4.125% 11/15/21	696,000	741,010
4.25% 11/15/20	973,000	1,067,817
		5,664,435
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	93,049
Metals & Mining - 1.6%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	166,799
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	2,040,000	2,095,123
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	5,000,000	4,981,145
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,050,900
Vale Overseas Ltd. 6.25% 1/23/17	104,000	118,167
		12,412,134
TOTAL MATERIALS		18,169,618
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
1.4% 12/1/17	$ 6,053,000	$ 6,011,688
3.875% 8/15/21	1,500,000	1,608,090
5.55% 8/15/41	4,650,000	5,149,271
6.3% 1/15/38	970,000	1,158,657
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	6,559,511
3.5% 11/1/21	1,420,000	1,470,130
4.6% 4/1/21	460,000	512,282
		22,469,629
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,489,296
3.625% 3/30/15	564,000	586,987
		2,076,283
TOTAL TELECOMMUNICATION SERVICES		24,545,912
UTILITIES - 5.7%
Electric Utilities - 3.4%
AmerenUE 6.4% 6/15/17	133,000	158,333
American Electric Power Co., Inc. 1.65% 12/15/17	2,173,000	2,160,946
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	1,096,000	1,124,528
5.7% 4/1/17	429,000	479,261
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	85,563
3.4% 9/1/21	725,000	769,904
4% 8/1/20	800,000	881,962
Duke Capital LLC 5.668% 8/15/14	192,000	202,673
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	104,498
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,251,444
3.55% 9/15/21	1,250,000	1,305,530
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	587,831
6.4% 9/15/20 (c)	1,310,000	1,603,730
Entergy Louisiana LLC 1.875% 12/15/14	144,000	146,691
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 599,000	$ 600,371
4.25% 3/15/23	894,000	882,604
7.375% 11/15/31	4,030,000	4,556,886
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,245,965
Nevada Power Co.:
6.5% 8/1/18	70,000	86,251
6.65% 4/1/36	500,000	656,014
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	586,005
Northeast Utilities:
1.45% 5/1/18	208,000	205,388
2.8% 5/1/23	946,000	915,576
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	22,824
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	199,411
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	70,826
Tampa Electric Co. 6.55% 5/15/36	500,000	669,527
Xcel Energy, Inc. 4.8% 9/15/41	554,000	593,644
		26,154,186
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,052,188
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,554
		2,071,742
Multi-Utilities - 2.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,293,722
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,653,910
2.5836% 9/30/66 (e)	2,755,000	2,602,395
7.5% 6/30/66 (e)	145,000	160,950
DTE Energy Co. 0.9871% 6/3/13 (e)	86,000	86,000
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,015
5.25% 2/15/43	234,000	243,393
5.4% 7/15/14	1,060,000	1,111,468
5.45% 9/15/20	650,000	744,658
5.95% 6/15/41	1,493,000	1,697,211
6.4% 3/15/18	59,000	70,125
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2% 3/15/14	$ 2,695,000	$ 2,722,012
2.3% 4/1/17	2,024,000	2,082,540
2.875% 10/1/22	224,000	218,856
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	127,091
		14,912,346
TOTAL UTILITIES		43,138,274
TOTAL NONCONVERTIBLE BONDS (Cost $681,029,544)		692,028,182
U.S. Treasury Obligations - 0.8%

U.S. Treasury Bonds 3.125% 2/15/43	4,589,000	4,457,066
U.S. Treasury Notes 0.75% 3/31/18	1,866,000	1,843,550
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,464,302)		6,300,616
Municipal Securities - 3.3%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	408,859
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	55,320
7.5% 4/1/34	1,165,000	1,617,171
7.55% 4/1/39	730,000	1,044,126
7.6% 11/1/40	5,750,000	8,345,033
7.625% 3/1/40	70,000	100,449
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,275,000	1,644,712
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	774,380
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,828,600
5.877% 3/1/19	7,000,000	7,956,130
TOTAL MUNICIPAL SECURITIES (Cost $24,085,214)		24,774,780
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount	Value
Chilean Republic 3.25% 9/14/21	$ 155,000	$ 159,263
Russian Federation 3.25% 4/4/17 (c)	800,000	832,000
United Mexican States:
4.75% 3/8/44	4,516,000	4,516,000
6.05% 1/11/40	146,000	172,280
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,978,849)		5,679,543
Fixed-Income Funds - 3.4%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,812,751)	244,011	26,140,892
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	115,491
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $6,473,203)	6,473,203	6,473,203
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $749,947,452)		761,512,707
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(794,959)
NET ASSETS - 100%		$ 760,717,748
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,838,302 or 12.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,782
Fidelity Specialized High Income Central Fund	815,636
Total	$ 845,418
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 25,812,751	$ -	$ 26,140,892	6.7%
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 692,028,182	$ -	$ 692,028,182	$ -
U.S. Government and Government Agency Obligations	6,300,616	-	6,300,616	-
Municipal Securities	24,774,780	-	24,774,780	-
Foreign Government and Government Agency Obligations	5,679,543	-	5,679,543	-
Fixed-Income Funds	26,140,892	26,140,892	-	-
Preferred Securities	115,491	-	115,491	-
Money Market Funds	6,473,203	6,473,203	-	-
Total Investments in Securities:	$ 761,512,707	$ 32,614,095	$ 728,898,612	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $749,272,877. Net unrealized appreciation aggregated $12,239,830, of which $20,360,049 related to appreciated investment securities and $8,120,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Conservative
Income Bond Fund

May 31, 2013

1.924094.102

FCV-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 56.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.5%
Automobiles - 5.5%
Daimler Finance North America LLC:
0.8794% 1/9/15 (b)(c)	$ 35,000,000	$ 35,116,620
1.0594% 4/10/14 (b)(c)	18,510,000	18,588,371
1.4801% 9/13/13 (b)(c)	21,165,000	21,217,129
1.6081% 7/11/13 (b)(c)	15,550,000	15,562,129
Volkswagen International Finance NV:
0.8741% 11/20/14 (b)(c)	30,000,000	30,119,760
0.884% 9/22/13 (b)(c)	10,400,000	10,416,110
0.8936% 4/1/14 (b)(c)	1,805,000	1,807,886
1.032% 3/21/14 (b)(c)	11,000,000	11,032,252
		143,860,257
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 0.8256% 1/27/14 (c)	5,475,000	5,495,909
Miller Brewing Co. 5.5% 8/15/13 (b)	1,663,000	1,679,100
		7,175,009
Food & Staples Retailing - 0.4%
Walgreen Co. 0.7801% 3/13/14 (c)	10,000,000	10,020,300
TOTAL CONSUMER STAPLES		17,195,309
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Schlumberger Investment SA 0.8301% 9/12/14 (b)(c)	7,500,000	7,546,658
Total Capital Canada Ltd.:
0.6571% 1/15/16 (c)	35,000,000	35,164,430
1.625% 1/28/14	3,250,000	3,273,628
		45,984,716
FINANCIALS - 40.9%
Capital Markets - 6.3%
Bank of America Corp. 0.6101% 9/15/14 (c)	19,870,000	19,789,348
HSBC Bank PLC 1.0776% 1/17/14 (b)(c)	20,150,000	20,245,027
JPMorgan Chase & Co.:
0.8928% 2/26/16 (c)	10,000,000	10,038,472
0.9371% 10/15/15 (c)	20,000,000	20,099,320
1.0751% 1/24/14 (c)	48,900,000	49,136,138
1.875% 3/20/15	10,000,000	10,172,130
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
0.5794% 1/9/14 (c)	$ 3,000,000	$ 2,995,584
1.5228% 2/25/16 (c)	4,000,000	4,016,144
Royal Bank of Scotland PLC 3.4% 8/23/13	3,888,000	3,911,927
The Bank of New York Mellon Corp. 0.5456% 7/28/14 (c)	5,000,000	5,009,550
UBS AG Stamford Branch:
1.2756% 1/28/14 (c)	3,000,000	3,017,703
2.25% 8/12/13	16,655,000	16,707,064
		165,138,407
Commercial Banks - 21.0%
ABN AMRO Bank NV:
2.0456% 1/30/14 (b)(c)	20,005,000	20,206,050
3% 1/31/14 (b)	9,811,000	9,954,417
ANZ Banking Group Ltd.:
0.9541% 9/24/13 (b)(c)	2,000,000	2,003,960
1.0194% 1/10/14 (b)(c)	3,647,000	3,661,727
Bank of Montreal 0.7506% 9/11/15 (c)	25,000,000	25,135,675
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.7228% 2/26/16 (b)(c)	30,000,000	30,040,500
BNP Paribas:
1.1794% 1/10/14 (c)	6,545,000	6,568,555
3.0301% 12/20/14 (c)	9,000,000	9,312,858
BPCE SA:
1.5256% 4/25/16 (c)	20,000,000	20,141,740
2.0231% 2/7/14 (b)(c)	24,100,000	24,321,166
2.375% 10/4/13 (b)	3,402,000	3,420,710
Capital One NA 0.7341% 3/22/16 (c)	13,000,000	12,982,060
Commonwealth Bank of Australia:
0.9731% 8/7/13 (b)(c)	5,000,000	5,008,140
1.0101% 3/17/14 (b)(c)	6,116,000	6,150,341
1.0801% 9/18/15 (b)(c)	30,000,000	30,307,560
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7601% 3/18/16 (c)	20,000,000	20,073,408
Credit Agricole SA:
1.4376% 4/15/16 (b)(c)	20,000,000	20,118,020
1.7261% 1/21/14 (b)(c)	52,650,000	53,015,075
2.625% 1/21/14 (b)	6,350,000	6,419,089
Credit Suisse New York Branch 1.2371% 1/14/14 (c)	9,676,000	9,724,796
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
ING Bank NV:
1.5971% 10/18/13 (b)(c)	$ 9,100,000	$ 9,137,965
1.6806% 6/9/14 (b)(c)	4,500,000	4,546,314
National Australia Bank Ltd. 0.9981% 4/11/14 (b)(c)	21,950,000	22,080,734
Nordea Bank AB:
0.7351% 5/13/16 (b)(c)	25,000,000	24,985,775
1.1771% 1/14/14 (b)(c)	8,550,000	8,596,974
PNC Bank NA 0.5856% 1/28/16 (c)	14,387,000	14,429,154
PNC Funding Corp.:
0.4756% 1/31/14 (c)	5,000,000	5,005,115
5.4% 6/10/14	2,840,000	2,980,804
Royal Bank of Canada 0.5776% 4/17/14 (c)	4,850,000	4,862,465
Societe Generale:
1.6001% 12/13/13 (b)(c)	5,000,000	5,024,985
2.2% 9/14/13 (b)	6,669,000	6,695,696
2.5% 1/15/14 (b)	5,050,000	5,088,839
Societe Generale SA 1.3281% 4/11/14 (b)(c)	40,000,000	40,186,240
Svenska Handelsbanken AB 0.7321% 3/21/16 (c)	15,000,000	15,042,692
Wells Fargo & Co. 1.2046% 6/26/15 (c)	10,000,000	10,138,270
Westpac Banking Corp.:
1.0106% 12/9/13 (c)	1,730,000	1,736,750
1.0441% 9/25/15 (c)	50,000,000	50,586,650
		549,691,269
Consumer Finance - 7.5%
American Express Credit Corp.:
0.7251% 11/13/15 (c)	40,000,000	40,051,080
1.3801% 6/12/15 (c)	15,000,000	15,271,725
1.8982% 6/19/13 (c)	440,000	440,283
American Honda Finance Corp. 0.6478% 5/26/16 (b)(c)	15,000,000	15,015,330
Capital One Financial Corp.:
0.9131% 11/6/15 (c)	5,000,000	5,029,075
1.4271% 7/15/14 (c)	3,865,000	3,902,104
General Electric Capital Corp.:
0.5401% 9/15/14 (c)	5,000,000	5,003,825
0.9104% 4/7/14 (c)	6,269,000	6,304,294
0.9751% 4/24/14 (c)	25,000,000	25,153,025
1.1304% 1/7/14 (c)	11,913,000	11,973,542
HSBC Finance Corp. 0.5271% 1/15/14 (c)	49,620,000	49,589,930
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp. 0.6821% 10/4/13 (c)	$ 10,000,000	$ 10,015,130
Toyota Motor Credit Corp. 0.6776% 1/17/14 (c)	10,000,000	10,025,120
		197,774,463
Diversified Financial Services - 5.9%
Bank of America Corp.:
1.1041% 3/22/16 (c)	15,000,000	15,008,295
1.6956% 1/30/14 (c)	23,000,000	23,175,306
5.375% 6/15/14	25,000,000	26,122,375
BP Capital Markets PLC:
0.8806% 3/11/14 (c)	1,160,000	1,164,831
0.9081% 12/6/13 (c)	2,487,000	2,494,824
Citigroup, Inc.:
0.5531% 11/5/14 (c)	14,235,000	14,203,555
2.2751% 8/13/13 (c)	33,811,000	33,946,650
MassMutual Global Funding II 0.7831% 9/27/13 (b)(c)	1,180,000	1,182,066
MetLife Institutional Funding II:
0.6504% 1/6/15 (b)(c)	25,000,000	25,048,225
1.1821% 4/4/14 (b)(c)	12,906,000	12,997,478
		155,343,605
Insurance - 0.2%
Metropolitan Life Global Funding I 1.0294% 1/10/14 (b)(c)	3,965,000	3,981,189
TOTAL FINANCIALS		1,071,928,933
HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
AbbVie, Inc. 1.0331% 11/6/15 (b)(c)	12,000,000	12,130,392
Teva Pharmaceutical Finance Co. BV 1.1751% 11/8/13 (c)	12,000,000	12,045,444
Teva Pharmaceutical Finance III BV 0.7821% 3/21/14 (c)	13,375,000	13,414,443
		37,590,279
INDUSTRIALS - 1.6%
Aerospace & Defense - 1.6%
United Technologies Corp. 0.5571% 12/2/13 (c)	41,000,000	41,054,366
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.5%
Computers & Peripherals - 0.5%
Hewlett-Packard Co. 0.6728% 5/30/14 (c)	$ 12,961,000	$ 12,930,503
Office Electronics - 1.0%
Xerox Corp.:
1.0941% 5/16/14 (c)	5,846,000	5,838,687
1.6801% 9/13/13 (c)	20,000,000	20,043,360
		25,882,047
TOTAL INFORMATION TECHNOLOGY		38,812,550
MATERIALS - 0.8%
Metals & Mining - 0.8%
BHP Billiton Financial (USA) Ltd. 0.5441% 2/18/14 (c)	20,000,000	20,045,000
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc. 0.6601% 2/12/16 (c)	20,000,000	20,024,740
BellSouth Corp. 4.117% 4/26/21 (b)(c)	40,000,000	41,230,600
		61,255,340
Wireless Telecommunication Services - 0.2%
Verizon Wireless Capital LLC 5.55% 2/1/14	3,821,000	3,939,134
TOTAL TELECOMMUNICATION SERVICES		65,194,474
UTILITIES - 0.4%
Multi-Utilities - 0.4%
DTE Energy Co. 0.9871% 6/3/13 (c)	1,935,000	1,935,000
Sempra Energy 1.0401% 3/15/14 (c)	8,824,000	8,859,031
		10,794,031
TOTAL NONCONVERTIBLE BONDS (Cost $1,487,315,411)		1,492,459,915
Municipal Securities - 5.8%

Clark County Fuel Tax Series 2008 A, 0.45% 6/7/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)(d)	6,700,000	6,700,000
Illinois Gen. Oblig.:
Series 2010, 4.071% 1/1/14	80,280,000	81,720,218
Series 2010-4, 3.4% 7/1/13	2,000,000	2,004,180
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2011, 4.026% 3/1/14	$ 21,100,000	$ 21,524,321
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.44% 6/7/13, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
New York City Gen. Oblig. Series 2008 J, 0.75% 6/7/13 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	38,240,000	38,240,000
TOTAL MUNICIPAL SECURITIES (Cost $151,537,933)		151,613,719
Certificates of Deposit - 2.2%

Bank of Nova Scotia yankee:
0.4841% 11/18/13 (c)	15,000,000	15,023,595
0.6971% 10/18/13 (c)	5,000,000	5,010,240
0.7206% 9/11/15 (c)	15,000,000	15,047,520
0.7751% 2/10/14 (c)	12,000,000	12,047,736
National Australia Bank yankee 1.4756% 1/30/14 (c)	10,000,000	10,084,120
TOTAL CERTIFICATES OF DEPOSIT (Cost $56,985,251)		57,213,211
Commercial Paper - 15.7%

ABN AMRO Funding USA LLC 0.4% 12/5/13	9,000,000	8,982,093
AT&T, Inc.:
0.52% 7/22/13	40,000,000	39,982,976
0.52% 7/22/13	10,000,000	9,995,744
Ciesco LP:
0.62% 11/5/13	50,000,000	49,920,340
0.72% 8/5/13	20,500,000	20,491,657
0.74% 8/2/13	25,000,000	24,990,333
Ford Motor Credit Co. LLC 0.87% 10/1/13	1,300,000	1,295,732
Govco, Inc. 0.45% 8/19/13 (Liquidity Facility Citibank NA)	25,000,000	24,984,278
Groupe BPCE SA yankee:
0.43% 11/1/13	49,000,000	48,909,865
0.45% 11/1/13	35,000,000	34,948,494
ING U.S. Funding LLC yankee 0.54% 6/14/13	8,176,000	8,175,501
Tesco Treasury Services PLC:
0.88% 6/21/13	2,000,000	1,999,697
1.2% 7/1/13	32,000,000	31,992,810
1.2% 7/1/13	12,000,000	11,997,304
Commercial Paper - continued
	Principal Amount	Value
Vodafone Group PLC yankee:
0.6% 1/2/14	$ 10,000,000	$ 9,968,920
0.75% 12/30/13	15,000,000	14,954,382
0.77% 12/30/13	25,000,000	24,923,970
0.85% 7/31/13	7,500,000	7,496,048
1.175% 6/14/13	35,000,000	34,996,759
TOTAL COMMERCIAL PAPER (Cost $410,753,679)		411,006,903
Money Market Funds - 10.1%
Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $263,821,758)	263,821,758	263,821,758
Cash Equivalents - 9.3%
Maturity Amount
Repurchase Agreements:
With:
Mizuho Securities USA, Inc. at:
1.4%, dated 4/24/13 due 10/22/13 (Collateralized by U.S. Government Obligations valued at $42,604,330, 0% - 8.75%, 2/1/14 - 12/10/49)	$ 40,281,556	39,962,400
1.45%, dated 1/22/13 due 7/15/13 (Collateralized by U.S. Government Obligations valued at $31,630,205, 0% - 8.59%, 7/15/14 - 11/16/47)	30,210,250	30,012,000
Morgan Stanley & Co., Inc. at 1.55%, dated:
12/13/12 due 6/11/13 (Collateralized by Corporate Obligations valued at $70,719,876, 0% - 12.37%, 1/15/15 - 8/15/56)	65,503,750	65,006,500
Cash Equivalents - continued
	Maturity Amount	Value
Repurchase Agreements: - continued
With: - continued
2/4/13 due 6/11/13 (Collateralized by Corporate Obligations valued at $21,542,140, 0% - 15%, 12/20/13 - 2/15/51)	$ 20,109,361	$ 20,002,400
RBS Securities, Inc. at 1.5%, dated 2/22/13 due 2/20/14 (Collateralized by Mortgage Loan Obligations valued at $97,596,951, 0% - 38.44%, 10/25/17 - 3/22/51	91,361,250	90,000,000
TOTAL CASH EQUIVALENTS (Cost $245,000,000)		244,983,300
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,615,414,032)		2,621,098,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,151,917)
NET ASSETS - 100%		$ 2,619,946,889
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $625,886,599 or 23.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 200,818
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,492,459,915	$ -	$ 1,492,459,915	$ -
Municipal Securities	151,613,719	-	151,613,719	-
Certificates of Deposit	57,213,211	-	57,213,211	-
Commercial Paper	411,006,903	-	411,006,903	-
Money Market Funds	263,821,758	263,821,758	-	-
Cash Equivalents	244,983,300	-	244,983,300	-
Total Investments in Securities:	$ 2,621,098,806	$ 263,821,758	$ 2,357,277,048	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $2,615,414,191. Net unrealized appreciation aggregated $5,684,615, of which $5,886,273 related to appreciated investment securities and $201,658 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper, and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond Fund

May 31, 2013

1.907009.103

CBD-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 307,851
Automobiles - 2.6%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	453,659
2.3% 1/9/15 (c)	1,250,000	1,273,758
Ford Motor Co. 4.75% 1/15/43	5,184,000	4,835,412
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,064,855
1.875% 4/1/14 (c)	1,130,000	1,139,469
2.375% 3/22/17 (c)	2,050,000	2,109,106
		19,876,259
Household Durables - 0.8%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,785,938
Media - 3.2%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,465,049
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	296,361
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	233,168
Discovery Communications LLC:
4.875% 4/1/43	256,000	255,896
6.35% 6/1/40	221,000	263,930
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	5,083,000	5,078,979
NBCUniversal Media LLC:
3.65% 4/30/15	129,000	136,271
5.15% 4/30/20	3,625,000	4,285,678
6.4% 4/30/40	3,390,000	4,284,746
News America, Inc.:
6.15% 2/15/41	600,000	702,095
6.9% 8/15/39	300,000	374,648
Time Warner Cable, Inc.:
4% 9/1/21	1,850,000	1,934,382
6.75% 7/1/18	700,000	848,761
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,956,607
6.2% 3/15/40	1,700,000	1,966,640
Viacom, Inc.:
1.25% 2/27/15	390,000	392,173
3.5% 4/1/17	34,000	36,167
		24,511,551
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Target Corp. 4% 7/1/42	$ 2,750,000	$ 2,619,466
Specialty Retail - 1.3%
AutoZone, Inc. 3.7% 4/15/22	253,000	256,903
Home Depot, Inc. 5.95% 4/1/41	941,000	1,174,188
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	876,209
5.125% 11/15/41	650,000	710,457
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	6,929,559
		9,947,316
TOTAL CONSUMER DISCRETIONARY		63,048,381
CONSUMER STAPLES - 6.8%
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,135,542
Beam, Inc. 1.875% 5/15/17	798,000	804,583
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,511,630
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	304,497
Fortune Brands, Inc.:
5.375% 1/15/16	1,043,000	1,146,687
6.375% 6/15/14	59,000	62,364
Heineken NV:
1.4% 10/1/17 (c)	287,000	283,567
2.75% 4/1/23 (c)	299,000	288,194
4% 10/1/42 (c)	96,000	87,827
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,804,773
2.45% 1/15/17 (c)	2,655,000	2,741,609
3.75% 1/15/22 (c)	300,000	315,768
		15,487,041
Food & Staples Retailing - 1.5%
CVS Caremark Corp. 2.75% 12/1/22	5,110,000	4,967,630
Walgreen Co.:
1% 3/13/15	2,754,000	2,766,385
1.8% 9/15/17	234,000	235,461
3.1% 9/15/22	3,607,000	3,566,418
4.4% 9/15/42	124,000	118,355
		11,654,249
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.9%
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 285,000	$ 286,666
3.2% 1/25/23	331,000	326,634
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,391,212
6.5% 8/11/17	1,274,000	1,511,491
		6,516,003
Tobacco - 2.4%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,384,495
4.125% 9/11/15	2,100,000	2,248,943
4.75% 5/5/21	650,000	720,863
9.7% 11/10/18	62,000	84,732
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,799,540
4.375% 11/15/41	2,100,000	2,062,368
Reynolds American, Inc.:
1.05% 10/30/15	660,000	661,657
3.25% 11/1/22	3,304,000	3,214,670
4.75% 11/1/42	470,000	441,861
6.75% 6/15/17	384,000	454,769
7.625% 6/1/16	1,000,000	1,183,567
		18,257,465
TOTAL CONSUMER STAPLES		51,914,758
ENERGY - 10.3%
Energy Equipment & Services - 1.8%
Cameron International Corp. 1.6% 4/30/15	259,000	261,460
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	166,984
5.35% 3/15/20 (c)	3,116,000	3,394,059
5.85% 5/21/43 (c)(e)	7,500,000	7,518,750
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	790,503
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,408
3.05% 3/1/16	450,000	465,950
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. 6.5% 11/15/20	$ 930,000	$ 1,080,926
Weatherford International Ltd. 4.95% 10/15/13	78,000	79,134
		13,885,174
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	448,058
6.375% 9/15/17	3,626,000	4,278,383
Apache Corp. 4.75% 4/15/43	3,233,000	3,234,348
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	5,170,494
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	374,434
3.875% 3/15/23	222,000	218,156
4.95% 4/1/22	1,925,000	2,039,004
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	58,319
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	566,465
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	147,592
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	134,909
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	389,306
4.05% 2/15/22	1,065,000	1,136,444
Hess Corp.:
5.6% 2/15/41	5,000,000	5,324,235
6% 1/15/40	1,287,000	1,445,042
Marathon Petroleum Corp.:
3.5% 3/1/16	150,000	159,103
6.5% 3/1/41	785,000	946,145
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	497,100
Nexen, Inc.:
5.2% 3/10/15	41,000	44,087
6.2% 7/30/19	324,000	393,032
ONEOK Partners LP 2% 10/1/17	2,822,000	2,843,227
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,700
5.75% 1/20/20	3,652,000	3,971,809
Petroleos Mexicanos:
5.5% 1/21/21	545,000	609,583
5.5% 6/27/44	1,129,000	1,103,598
5.5% 6/27/44 (c)	1,770,000	1,730,175
6% 3/5/20	116,000	133,400
6.5% 6/2/41	1,105,000	1,237,600
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66:
1.95% 3/5/15	$ 2,088,000	$ 2,127,288
2.95% 5/1/17	2,767,000	2,897,351
4.3% 4/1/22	300,000	323,957
5.875% 5/1/42	498,000	580,587
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	531,088
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	4,194,628
Shell International Finance BV 2.375% 8/21/22	5,250,000	5,056,979
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	64,728
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	468,482
4.6% 6/15/21	414,000	435,526
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,785,140
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	201,572
Western Gas Partners LP 5.375% 6/1/21	1,273,000	1,436,154
Williams Partners LP 3.35% 8/15/22	2,500,000	2,420,660
		64,198,888
TOTAL ENERGY		78,084,062
FINANCIALS - 41.9%
Capital Markets - 6.2%
BlackRock, Inc. 3.375% 6/1/22	316,000	327,269
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,017,892
3.625% 2/7/16	1,275,000	1,348,824
5.125% 1/15/15	935,000	993,620
5.25% 7/27/21	1,227,000	1,368,668
5.75% 1/24/22	9,150,000	10,488,215
5.95% 1/18/18	178,000	205,402
6.15% 4/1/18	204,000	237,338
Lazard Group LLC:
6.85% 6/15/17	171,000	196,024
7.125% 5/15/15	1,108,000	1,213,652
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,439,084
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,529,078
3.75% 2/25/23	1,168,000	1,160,330
4% 7/24/15	1,947,000	2,049,175
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.1% 5/22/23	$ 4,610,000	$ 4,423,415
4.875% 11/1/22	6,884,000	7,079,382
5.5% 7/28/21	1,222,000	1,379,933
5.625% 9/23/19	329,000	373,013
5.75% 1/25/21	557,000	635,493
6.625% 4/1/18	153,000	180,217
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,840,725
		47,486,749
Commercial Banks - 11.5%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,723,725
Associated Banc Corp. 5.125% 3/28/16	575,000	627,661
BB&T Corp.:
1.45% 1/12/18	6,075,000	6,013,843
3.95% 3/22/22	1,925,000	2,017,410
Comerica, Inc. 4.8% 5/1/15	487,000	518,079
Credit Suisse 6% 2/15/18	122,000	140,868
Discover Bank:
2% 2/21/18	3,900,000	3,875,953
7% 4/15/20	2,391,000	2,898,841
Fifth Third Bancorp:
3.5% 3/15/22	552,000	567,389
5.45% 1/15/17	709,000	788,865
8.25% 3/1/38	3,848,000	5,323,539
Fifth Third Capital Trust IV 6.5% 4/15/37 (e)	550,000	551,375
HSBC Bank USA N.A. 4.875% 8/24/20	725,000	807,590
HSBC Holdings PLC:
4% 3/30/22	284,000	301,530
5.1% 4/5/21	133,000	151,756
6.5% 9/15/37	100,000	120,354
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,340,248
Intesa Sanpaolo SpA 3.875% 1/16/18	5,150,000	5,082,823
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,673,429
KeyBank NA 1.65% 2/1/18	501,000	502,385
KeyCorp. 5.1% 3/24/21	2,081,000	2,392,130
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,296,131
5% 1/17/17	1,027,000	1,110,125
Regions Bank:
6.45% 6/26/37	250,000	275,631
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Bank: - continued
7.5% 5/15/18	$ 2,749,000	$ 3,335,854
Regions Financial Corp.:
2% 5/15/18	558,000	546,928
5.75% 6/15/15	1,655,000	1,791,538
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	669,787
6.125% 12/15/22	5,972,000	6,160,452
SunTrust Bank 2.75% 5/1/23	7,863,000	7,522,472
SunTrust Banks, Inc.:
3.5% 1/20/17	3,281,000	3,495,118
3.6% 4/15/16	39,000	41,580
UnionBanCal Corp.:
3.5% 6/18/22	979,000	994,872
5.25% 12/16/13	30,000	30,667
Wachovia Bank NA:
6% 11/15/17	405,000	476,996
6.6% 1/15/38	1,410,000	1,808,724
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,103,002
5.625% 10/15/16	6,652,000	7,564,661
		87,644,331
Consumer Finance - 4.7%
American Express Credit Corp. 2.75% 9/15/15	1,452,000	1,514,631
American Honda Finance Corp.:
1% 8/11/15 (c)	3,600,000	3,623,821
1.45% 2/27/15 (c)	3,125,000	3,161,175
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,176,256
Discover Financial Services:
3.85% 11/21/22	38,000	38,327
5.2% 4/27/22	2,355,000	2,595,980
6.45% 6/12/17	107,000	124,097
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,852,207
5.875% 8/2/21	2,700,000	3,075,478
General Electric Capital Corp.:
2.15% 1/9/15	5,000,000	5,117,635
3.15% 9/7/22	6,770,000	6,620,004
4.65% 10/17/21	2,500,000	2,765,895
5.875% 1/14/38	150,000	171,543
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC USA, Inc. 1.625% 1/16/18	$ 703,000	$ 697,941
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,262
2.125% 10/2/17 (c)	197,000	194,720
		35,908,972
Diversified Financial Services - 8.5%
Bank of America Corp.:
3.3% 1/11/23	4,113,000	3,990,379
4.5% 4/1/15	3,200,000	3,385,907
5.625% 7/1/20	4,500,000	5,203,841
5.75% 12/1/17	3,000,000	3,437,916
6.5% 8/1/16	1,240,000	1,418,006
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,296,325
3.125% 10/1/15	608,000	640,830
3.245% 5/6/22	1,300,000	1,311,434
3.561% 11/1/21	2,000,000	2,085,648
4.5% 10/1/20	300,000	337,325
Citigroup, Inc.:
1.75% 5/1/18	7,500,000	7,399,598
3.953% 6/15/16	653,000	700,862
4.05% 7/30/22	316,000	316,444
4.45% 1/10/17	1,250,000	1,367,699
4.5% 1/14/22	2,311,000	2,506,273
5.375% 8/9/20	750,000	864,173
5.875% 1/30/42	110,000	128,547
6.125% 5/15/18	640,000	755,162
6.875% 3/5/38	175,000	224,621
8.5% 5/22/19	85,000	111,451
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,649,168
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	2,007,670
3.2% 1/25/23	3,812,000	3,727,877
3.25% 9/23/22	2,689,000	2,635,726
3.375% 5/1/23	2,800,000	2,664,357
4.35% 8/15/21	650,000	700,031
4.5% 1/24/22	1,390,000	1,508,856
4.625% 5/10/21	655,000	721,787
5.4% 1/6/42	1,180,000	1,327,819
MetLife Institutional Funding II 0.6504% 1/6/15 (c)(e)	600,000	601,157
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp. 4.5% 9/1/22	$ 6,500,000	$ 6,747,741
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	523,318
TECO Finance, Inc. 5.15% 3/15/20	114,000	129,818
		64,427,766
Insurance - 5.9%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,114,255
4.875% 9/15/16	1,390,000	1,539,991
4.875% 6/1/22	2,500,000	2,762,940
5.85% 1/16/18	1,000,000	1,152,259
Aon Corp.:
3.125% 5/27/16	1,609,000	1,696,477
5% 9/30/20	553,000	630,987
6.25% 9/30/40	253,000	315,373
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	429,591
4.4% 5/15/42	107,000	103,976
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	69,960
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,904,214
4.3% 4/15/43	1,211,000	1,145,326
5.125% 4/15/22	143,000	163,246
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,726,805
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	791,349
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	166,694
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	239,848
3.048% 12/15/22	487,000	478,139
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,110,000	1,096,238
6% 2/10/20 (c)	902,000	1,021,409
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,512,510
5.625% 5/12/41	1,170,000	1,328,006
5.625% 6/15/43 (e)	5,000,000	5,275,000
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(e)	58,000	57,999
Symetra Financial Corp. 6.125% 4/1/16 (c)	215,000	236,107
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20	$ 1,315,000	$ 1,498,435
5.75% 8/15/42	3,748,000	4,117,380
7.125% 9/30/16	106,000	122,992
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,168,816
		44,866,322
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	100,586
Boston Properties, Inc. 3.85% 2/1/23	738,000	765,081
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,335,048
DDR Corp. 4.625% 7/15/22	391,000	418,389
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,951,547
9.625% 3/15/16	214,000	258,843
Duke Realty LP:
3.625% 4/15/23	383,000	374,693
3.875% 10/15/22	403,000	403,735
4.375% 6/15/22	206,000	214,448
5.4% 8/15/14	151,000	158,692
5.5% 3/1/16	1,300,000	1,427,981
6.75% 3/15/20	1,295,000	1,552,006
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,966,781
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	105,992
6.2% 1/15/17	1,300,000	1,498,202
Health Care REIT, Inc. 2.25% 3/15/18	324,000	326,654
Washington (REIT) 5.25% 1/15/14	58,000	59,272
		13,917,950
Real Estate Management & Development - 3.3%
BioMed Realty LP:
3.85% 4/15/16	914,000	968,664
4.25% 7/15/22	170,000	176,736
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	2,000,608
4.95% 4/15/18	290,000	318,171
7.5% 5/15/15	899,000	1,003,930
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,610,162
4.75% 7/15/20	1,020,000	1,139,022
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
3.375% 6/15/23	$ 1,087,000	$ 1,056,640
4.125% 6/15/22	1,832,000	1,902,343
4.75% 10/1/20	752,000	826,195
5.125% 3/2/15	141,000	149,898
5.5% 12/15/16	1,816,000	2,036,787
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	491,429
3.15% 5/15/23	922,000	863,902
4.5% 4/18/22	94,000	98,776
7.75% 8/15/19	126,000	159,449
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,855,450
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	82,939
Regency Centers LP 5.25% 8/1/15	249,000	269,869
Simon Property Group LP:
2.8% 1/30/17	47,000	49,071
4.125% 12/1/21	2,333,000	2,548,145
5.65% 2/1/20	775,000	924,270
Tanger Properties LP:
6.125% 6/1/20	661,000	797,719
6.15% 11/15/15	65,000	73,158
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	506,901
		24,910,234
TOTAL FINANCIALS		319,162,324
HEALTH CARE - 5.7%
Biotechnology - 0.8%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,460,641
5.15% 11/15/41	3,228,000	3,433,275
		5,893,916
Health Care Providers & Services - 2.5%
Aetna, Inc.:
1.5% 11/15/17	72,000	71,514
2.75% 11/15/22	291,000	278,993
4.125% 11/15/42	163,000	152,396
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,594,401
4.75% 11/15/21	530,000	593,231
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.: - continued
6.125% 11/15/41	$ 740,000	$ 921,167
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,790,218
UnitedHealth Group, Inc.:
1.625% 3/15/19	215,000	211,800
2.75% 2/15/23	96,000	92,881
2.875% 3/15/23	928,000	905,025
3.95% 10/15/42	132,000	121,297
4.25% 3/15/43	2,500,000	2,406,950
4.625% 11/15/41	965,000	978,350
WellPoint, Inc.:
1.875% 1/15/18	288,000	288,336
2.375% 2/15/17	810,000	830,720
3.3% 1/15/23	516,000	512,979
4.625% 5/15/42	2,500,000	2,487,288
4.65% 1/15/43	2,083,000	2,073,764
		19,311,310
Pharmaceuticals - 2.4%
AbbVie, Inc.:
1.2% 11/6/15 (c)	15,000,000	15,062,882
1.75% 11/6/17 (c)	999,000	996,544
2.9% 11/6/22 (c)	603,000	587,371
4.4% 11/6/42 (c)	627,000	614,103
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	185,897
5% 8/15/14	130,000	136,007
Zoetis, Inc.:
1.875% 2/1/18 (c)	123,000	123,256
3.25% 2/1/23 (c)	300,000	297,265
4.7% 2/1/43 (c)	301,000	300,647
		18,303,972
TOTAL HEALTH CARE		43,509,198
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	107,000
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,822,903
		1,929,903
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	$ 549,000	$ 567,575
Continental Airlines, Inc. 6.648% 3/15/19	78,958	85,772
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	57,966	60,864
8.36% 1/20/19	47,789	53,762
		767,973
Electrical Equipment - 1.0%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,084,531
2.05% 10/1/18	3,660,000	3,649,199
		7,733,730
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	434,000	415,314
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,818,000	1,800,527
Road & Rail - 1.3%
Burlington Northern Santa Fe LLC:
3% 3/15/23	7,500,000	7,411,328
4.4% 3/15/42	2,500,000	2,456,955
		9,868,283
TOTAL INDUSTRIALS		22,515,730
INFORMATION TECHNOLOGY - 3.7%
Computers & Peripherals - 0.7%
Apple, Inc. 2.4% 5/3/23	4,000,000	3,821,732
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,535,007
		5,356,739
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,639
5.95% 1/15/14	160,000	165,102
		318,741
IT Services - 0.7%
IBM Corp. 1.625% 5/15/20	4,992,000	4,827,509
The Western Union Co. 2.375% 12/10/15	358,000	363,267
		5,190,776
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.9%
Xerox Corp.:
2.95% 3/15/17	$ 2,591,000	$ 2,659,314
4.25% 2/15/15	3,200,000	3,361,846
4.5% 5/15/21	1,075,000	1,140,473
		7,161,633
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp. 2.7% 12/15/22	4,017,000	3,872,079
Software - 0.8%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,760,900
5.375% 7/15/40	240,000	279,057
		6,039,957
TOTAL INFORMATION TECHNOLOGY		27,939,925
MATERIALS - 2.4%
Chemicals - 0.8%
Ecolab, Inc. 1.45% 12/8/17	434,000	428,045
The Dow Chemical Co.:
3% 11/15/22	3,530,000	3,427,563
4.125% 11/15/21	696,000	741,010
4.25% 11/15/20	973,000	1,067,817
		5,664,435
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	93,049
Metals & Mining - 1.6%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	166,799
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	2,040,000	2,095,123
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	5,000,000	4,981,145
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,050,900
Vale Overseas Ltd. 6.25% 1/23/17	104,000	118,167
		12,412,134
TOTAL MATERIALS		18,169,618
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
1.4% 12/1/17	$ 6,053,000	$ 6,011,688
3.875% 8/15/21	1,500,000	1,608,090
5.55% 8/15/41	4,650,000	5,149,271
6.3% 1/15/38	970,000	1,158,657
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	6,559,511
3.5% 11/1/21	1,420,000	1,470,130
4.6% 4/1/21	460,000	512,282
		22,469,629
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,489,296
3.625% 3/30/15	564,000	586,987
		2,076,283
TOTAL TELECOMMUNICATION SERVICES		24,545,912
UTILITIES - 5.7%
Electric Utilities - 3.4%
AmerenUE 6.4% 6/15/17	133,000	158,333
American Electric Power Co., Inc. 1.65% 12/15/17	2,173,000	2,160,946
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	1,096,000	1,124,528
5.7% 4/1/17	429,000	479,261
Commonwealth Edison Co.:
1.95% 9/1/16	83,000	85,563
3.4% 9/1/21	725,000	769,904
4% 8/1/20	800,000	881,962
Duke Capital LLC 5.668% 8/15/14	192,000	202,673
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	104,498
Duke Energy Corp.:
1.625% 8/15/17	5,250,000	5,251,444
3.55% 9/15/21	1,250,000	1,305,530
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	587,831
6.4% 9/15/20 (c)	1,310,000	1,603,730
Entergy Louisiana LLC 1.875% 12/15/14	144,000	146,691
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 599,000	$ 600,371
4.25% 3/15/23	894,000	882,604
7.375% 11/15/31	4,030,000	4,556,886
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,245,965
Nevada Power Co.:
6.5% 8/1/18	70,000	86,251
6.65% 4/1/36	500,000	656,014
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	586,005
Northeast Utilities:
1.45% 5/1/18	208,000	205,388
2.8% 5/1/23	946,000	915,576
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	22,824
Pepco Holdings, Inc. 2.7% 10/1/15	193,000	199,411
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	70,826
Tampa Electric Co. 6.55% 5/15/36	500,000	669,527
Xcel Energy, Inc. 4.8% 9/15/41	554,000	593,644
		26,154,186
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,052,188
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,554
		2,071,742
Multi-Utilities - 2.0%
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	1,141,000	1,293,722
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,653,910
2.5836% 9/30/66 (e)	2,755,000	2,602,395
7.5% 6/30/66 (e)	145,000	160,950
DTE Energy Co. 0.9871% 6/3/13 (e)	86,000	86,000
NiSource Finance Corp.:
4.45% 12/1/21	91,000	98,015
5.25% 2/15/43	234,000	243,393
5.4% 7/15/14	1,060,000	1,111,468
5.45% 9/15/20	650,000	744,658
5.95% 6/15/41	1,493,000	1,697,211
6.4% 3/15/18	59,000	70,125
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy:
2% 3/15/14	$ 2,695,000	$ 2,722,012
2.3% 4/1/17	2,024,000	2,082,540
2.875% 10/1/22	224,000	218,856
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	127,091
		14,912,346
TOTAL UTILITIES		43,138,274
TOTAL NONCONVERTIBLE BONDS (Cost $681,029,544)		692,028,182
U.S. Treasury Obligations - 0.8%

U.S. Treasury Bonds 3.125% 2/15/43	4,589,000	4,457,066
U.S. Treasury Notes 0.75% 3/31/18	1,866,000	1,843,550
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,464,302)		6,300,616
Municipal Securities - 3.3%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	408,859
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	55,320
7.5% 4/1/34	1,165,000	1,617,171
7.55% 4/1/39	730,000	1,044,126
7.6% 11/1/40	5,750,000	8,345,033
7.625% 3/1/40	70,000	100,449
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,275,000	1,644,712
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	774,380
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,828,600
5.877% 3/1/19	7,000,000	7,956,130
TOTAL MUNICIPAL SECURITIES (Cost $24,085,214)		24,774,780
Foreign Government and Government Agency Obligations - 0.7%
	Principal Amount	Value
Chilean Republic 3.25% 9/14/21	$ 155,000	$ 159,263
Russian Federation 3.25% 4/4/17 (c)	800,000	832,000
United Mexican States:
4.75% 3/8/44	4,516,000	4,516,000
6.05% 1/11/40	146,000	172,280
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,978,849)		5,679,543
Fixed-Income Funds - 3.4%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $25,812,751)	244,011	26,140,892
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	115,491
Money Market Funds - 0.9%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $6,473,203)	6,473,203	6,473,203
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $749,947,452)		761,512,707
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(794,959)
NET ASSETS - 100%		$ 760,717,748
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,838,302 or 12.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,782
Fidelity Specialized High Income Central Fund	815,636
Total	$ 845,418
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 25,812,751	$ -	$ 26,140,892	6.7%
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 692,028,182	$ -	$ 692,028,182	$ -
U.S. Government and Government Agency Obligations	6,300,616	-	6,300,616	-
Municipal Securities	24,774,780	-	24,774,780	-
Foreign Government and Government Agency Obligations	5,679,543	-	5,679,543	-
Fixed-Income Funds	26,140,892	26,140,892	-	-
Preferred Securities	115,491	-	115,491	-
Money Market Funds	6,473,203	6,473,203	-	-
Total Investments in Securities:	$ 761,512,707	$ 32,614,095	$ 728,898,612	$ -
Income Tax Information

At May 31, 2013, the cost of investment securities for income tax purposes was $749,272,877. Net unrealized appreciation aggregated $12,239,830, of which $20,360,049 related to appreciated investment securities and $8,120,219 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013